CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 4(a)

Loan Level Exception - Final Grades
Run Date - 9/8/2026 12:44:45 PM

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Edgar Loan ID	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
	2026-HYB1-100000							Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100001							Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100002							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100003							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100004							Second Home	Purchase	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Maximum LTV for 2nd homes is 80% per the Matrix and no exceptions are allowed.	SELLER - GENERAL COMMENT [Redacted]: Exception was granted to 90% REVIEWER - GENERAL COMMENT [Redacted]: Please provide exception with compensating factors for additional review and investor approval if possible. As noted, guides specify no exceptions allowed. SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Exception was granted due to Compensating factors	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Updated report not available 3 days prior to close.: Updated report not available 3 days prior to close.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100011	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - The disclosed Amount Financed in the amount of $[Redacted]  is over disclosed by [Redacted] compared to the calculated Amount Financed of $[Redacted]  and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.: The disclosed Amount Financed in the amount of $[Redacted]  is over disclosed by [Redacted] compared to the calculated Amount Financed of $[Redacted]  and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.
Federal Compliance - Closing Disclosure reflects Finance Charge of [Redacted] but calculated Finance Charge of [Redacted]. Variance = -[Redacted]. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.: Closing Disclosure reflects Finance Charge of [Redacted] but calculated Finance Charge of [Redacted]. Variance = -[Redacted]. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
Federal Compliance - Product type ARM 10/6 months.: Product type ARM 10/6 months.
Federal Compliance - None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100012	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 0.00000% compared to the actual APR at consummation of 2.82367% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Closing Disclosure did not disclose APR.: Closing Disclosure did not disclose APR.
Federal Compliance - Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. One day prior used from provided earliest CD with issued date.: Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. One day prior used from provided earliest CD with issued date.
Federal Compliance - Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. One day prior used from earliest CD with issued date.: Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. One day prior used from earliest CD with issued date.
Federal Compliance - Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. One day prior used from provided earliest CD with issued date.: Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. One day prior used from provided earliest CD with issued date.
Federal Compliance - No seller paid fees were disclosed on buyer's Closing Disclosure.: No seller paid fees were disclosed on buyer's Closing Disclosure.
Federal Compliance - Due to Page 4 and initial escrow payment does not match the Section G.: Due to Page 4 and initial escrow payment does not match the Section G.
Federal Compliance - None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. APR not also disclosed on the closing disclosure.: Closing Disclosure did not disclose actual date issued. Issued date logically estimated for testing based on LE and CDs. APR not also disclosed on the closing disclosure.
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Insufficient or no cure was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Insufficient or no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] 36.00 exceeds tolerance of [Redacted] .00 plus 10% or [Redacted] edacted] Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100013	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The provided hazard insurance coverage amount is shortage of [Redacted] required sufficient coverage document.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors FICO is [Redacted]dacted] vs the minimum of 680 The Loan to Value (LTV) on the loan is less than or equal to 70%. Both borrowers have been with the same employer for over 5 years	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of [Redacted] which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Initial loan application not signed by Borrower and Lender.: Initial loan application not signed by Borrower and Lender.
Federal Compliance - Initial loan application not signed by Borrower and Lender.: Initial loan application not signed by Borrower and Lender.
Federal Compliance - Initial loan application not signed by Borrower and Lender.: Initial loan application not signed by Borrower and Lender.
Federal Compliance - Initial loan application not signed by Borrower and Lender.: Initial loan application not signed by Borrower and Lender.
Federal Compliance - Initial loan application not signed by Borrower and Lender.: Initial loan application not signed by Borrower and Lender.
Federal Compliance - Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures.: Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100014	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.: Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.
Federal Compliance - Closing disclosure is required to be delivered to borrower within 3 business days prior to closing.: Closing disclosure is required to be delivered to borrower within 3 business days prior to closing.
Federal Compliance - Closing disclosure is required to be delivered to borrower within 3 business days prior to closing.: Closing disclosure is required to be delivered to borrower within 3 business days prior to closing.
Federal Compliance - Valid change of circumstance or sufficient cure is missing.: Valid change of circumstance or sufficient cure is missing.
																						Federal Compliance - Valid change of circumstance or sufficient cure is missing.: Valid change of circumstance or sufficient cure is missing.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] 40.00 exceeds tolerance of [Redacted] .00 plus 10% or [Redacted] edacted] Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100016							Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100017	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of [Redacted] which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 0.00000% compared to the actual APR at consummation of 2.59377% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Initial application date is missing due to which ARM disclosure date is not within 3 days from application date.: Initial application date is missing due to which ARM disclosure date is not within 3 days from application date.
Federal Compliance - Initial application date is missing due to which CHARM Booklet Disclosure is not within 3 days from application date.: Initial application date is missing due to which CHARM Booklet Disclosure is not within 3 days from application date.
Federal Compliance - Initial application date is missing due to which Homeownership Counseling List is not within 3 days from application date.: Initial application date is missing due to which Homeownership Counseling List is not within 3 days from application date.
Federal Compliance - Received Incomplete Closing disclosure in which APR is [Redacted]% however on Closing disclosure dated [Redacted] APR is 2.594%.: Received Incomplete Closing disclosure in which APR is [Redacted]% however on Closing disclosure dated [Redacted] APR is 2.594%.
Federal Compliance - Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]: Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]
Federal Compliance - Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]: Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]
Federal Compliance - Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]: Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]
Federal Compliance - Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]: Issue date was left blank on Closing Disclosure.  It appears issue date was [Redacted]
Federal Compliance - CD dated [Redacted] is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.  As such, the ""mailbox rule"" is applied and the presumed receipt date of the CD is[Redacted]hich would not have been at least 3 business days prior to closing.: CD dated [Redacted] is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.  As such, the ""mailbox rule"" is applied and the presumed receipt date of the CD is[Redacted]hich would not have been at least 3 business days prior to closing.
Federal Compliance - CD dated [Redacted] is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the ""mailbox rule"" is applied and the presumed receipt date of the CD is [Redacted] which would not have been at least 3 business days prior to closing.: CD dated [Redacted] is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the ""mailbox rule"" is applied and the presumed receipt date of the CD is [Redacted] which would not have been at least 3 business days prior to closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100018	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	End dates on statements are[Redacted] and Note date [Redacted] which exceeds 60 days.	SELLER - GENERAL COMMENT [Redacted]: Attached included in the file is a [Redacted] statement ending [Redacted], this would cure the COVID asset expiration issue. QM has passed, attached is a Regs B screen shot REVIEWER - GENERAL COMMENT [Redacted]: Missing for accounts [Redacted]. Account provided is account [Redacted]. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors FICO is [Redacted]dacted] vs the minimum of 680 The Loan to Value (LTV) on the loan is less than or equal to 70%. Borrower has been with the same employer for 13 years	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of [Redacted] which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Application / Processing - Missing application date.: Missing application date.
Federal Compliance - Missing 1003.: Missing 1003.
Federal Compliance - Missing initial 1003.: Missing initial 1003.
Federal Compliance - Finance charges understated by [Redacted], itemization provided shows part of discount points paid by seller, however it is all borrower paid on closing CD.: Finance charges understated by [Redacted], itemization provided shows part of discount points paid by seller, however it is all borrower paid on closing CD.
Federal Compliance - Finance charges understated by [Redacted], itemization of amount financed provided shows part of discount points paid by seller, however it is all borrower paid on closing CD.: Finance charges understated by [Redacted], itemization of amount financed provided shows part of discount points paid by seller, however it is all borrower paid on closing CD.
Federal Compliance - None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100019							Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100020	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing/Incorrect - Missing document: Lease on leasehold property is not in file [2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Missing proprietary lease. Purchase contract / Sales Contract is missing.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors FICO is [Redacted]dacted] vs the minimum of 680 The qualifying DTI on the loan is less than or equal to 35%. Co-borrower has been with the same employer for 15 years REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors FICO is [Redacted]dacted] vs the minimum of 680 The qualifying DTI on the loan is less than or equal to 35%. Co-borrower has been with the same employer for 15 years	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM disclosure is not provided to borrower within three (3) days or application.: ARM disclosure is not provided to borrower within three (3) days or application.
Federal Compliance - None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
																						Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] closing disclosure with on valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] closing disclosure with on valid change evident.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] 015.25 exceeds tolerance of [Redacted] Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100021							Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100022	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	A recent Hazard policy is required, current Hazard policy expires within 90 days of Note date	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of [Redacted] which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Fee Total.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Initial 1003 Application is required to determine the application date.: Initial 1003 Application is required to determine the application date.
Federal Compliance - Initial 1003 Application is required to determine the application date.: Initial 1003 Application is required to determine the application date.
Application / Processing - Initial 1003 Application is missing in file.: Initial 1003 Application is missing in file.
Federal Compliance - Initial 1003 Application is required to determine the application date.: Initial 1003 Application is required to determine the application date.
Federal Compliance - Initial 1003 Application is required to determine the application date.: Initial 1003 Application is required to determine the application date.
Federal Compliance - Initial 1003 Application is required to determine the application date.: Initial 1003 Application is required to determine the application date.
Federal Compliance - Final CD dated [Redacted] discloses homeowner's insurance in 'other section' in Projected payments.: Final CD dated [Redacted] discloses homeowner's insurance in 'other section' in Projected payments.
Federal Compliance - The Recording Fee was increased on the CD dated [Redacted], with no valid change provided.: The Recording Fee was increased on the CD dated [Redacted], with no valid change provided.
Federal Compliance - Title - Settlement / Closing / Escrow Fee exceeds 0% tolerance, Initial LE disclosed Title - Settlement / Closing / Escrow Fee as [Redacted], however Final CD disclosed as [Redacted]. Valid cure document change of circumstance not provided.: Title - Settlement / Closing / Escrow Fee exceeds 0% tolerance, Initial LE disclosed Title - Settlement / Closing / Escrow Fee as [Redacted], however Final CD disclosed as [Redacted]. Valid cure document change of circumstance not provided.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect form[Redacted] acement. (XXXX[Redacted]XXXX)
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Fee Total.  Fee Amount of [Redacted] .00 exceeds tolerance of [Redacted] edacted] Insufficient or no cure was provided to the borrower. (8202)
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlemen[Redacted] losin[Redacted] scrow Fee. Fee Amount of [Redacted] 00.00 exceeds tolerance of [Redacted] [Redacted] Insufficient or no cure was provided to the borrower. (7561)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100023	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
																					[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Missing evidence of appraisal delivery three days prior to closing.: Missing evidence of appraisal delivery three days prior to closing. Federal Compliance - Missing evidence of appraisal delivery three days prior to closing.: Missing evidence of appraisal delivery three days prior to closing. Federal Compliance - LE electronically provided on [Redacted] and E-sign consent provided on [Redacted].: LE electronically provided on [Redacted] and E-sign consent provided on [Redacted].		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100024							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100025	Investment	Purchase	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of ___ is less than AUS Available for Reserves of ___.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of ___ is less than AUS qualifying asset balance of ___.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	1031 exchange funds document is missing. 1031 exchange funds document is missing. 1031 exchange funds document is missing. Asset is required to meet the reserve requirement. 1031 exchange funds document is missing.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
FICO is [Redacted] vs the minimum of 680
Borrowers made a down payment from their own funds on this pur[Redacted]  transaction of at least 5% and [Redacted] 00.00.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
FICO is [Redacted] vs the minimum of 680
Borrowers made a down payment from their own funds on this pur[Redacted]  transaction of at least 5% and [Redacted] 00.00.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
FICO is [Redacted] vs the minimum of 680
Borrowers made a down payment from their own funds on this pur[Redacted]  transaction of at least 5% and [Redacted] 00.00.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
FICO is [Redacted] vs the minimum of 680
															Borrowers made a down payment from their own funds on this pur[Redacted] transaction of at least 5% and [Redacted] 00.00.	1				2	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Proof of closing disclosure delivered to borrower within 3 business days prior to closing was not provided.: Proof of closing disclosure delivered to borrower within 3 business days prior to closing was not provided.		Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100026	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Evidence of appraisal receipt not provided.: Evidence of appraisal receipt not provided. Federal Compliance - Fee increased on [Redacted] and [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] and [Redacted] Closing Disclosure with no valid change evident. Federal Compliance - Fee increased on [Redacted] Loan Estimate with no valid change evident.: Fee increased on [Redacted] Loan Estimate with no valid change evident.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redacted] .00 exceeds tolerance of [Redacted] Insufficient or no cure was provided to the borrower. (7522)
																							REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] .00 exceeds tolerance of [Redacted] edacted] Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100027	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Creditor did not provide a copy of each valuation (Report Date [Redacted]) to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation (Report Date [Redacted]) to applicant three (3) business days prior to consummation.
Federal Compliance - Creditor did not provide a copy of each valuation (Report Date [Redacted]) to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation (Report Date [Redacted]) to applicant three (3) business days prior to consummation.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]022): Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]022)
																						Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100028	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: -	Missing required statement or closing statement for the subject REO property. Need verification of the P&I payment and if the payment includes escrow for: [Redacted] Missing required statement or closing statement for the subject REO property. Need verification of the P&I payment and if the payment includes escrow.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors FICO is [Redacted] vs the minimum of 680 Borrowers made a down payment from their own funds on this pur[Redacted] transaction of at least 5% and [Redacted] 00.00. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors FICO is [Redacted] vs the minimum of 680 Borrowers made a down payment from their own funds on this pur[Redacted] transaction of at least 5% and [Redacted] 00.00.	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Recording Fee was increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Recording Fee was increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - Fee increased on Loan Estimate issued [Redacted], Change of Circumstance form stated "Changed circumstances affecting settlement costs" however no change is actually identified and loan amount remained the same.: Fee increased on Loan Estimate issued [Redacted], Change of Circumstance form stated "Changed circumstances affecting settlement costs" however no change is actually identified and loan amount remained the same.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] .00 exceeds tolerance of [Redacted] .00 plus 10% or [Redacted] edacted] Insufficient or no cure was provided to the borrower. (0)
																							REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] 570.63 exceeds tolerance of [Redacted] 4[Redacted] Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100031	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
																					[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,4[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Federal Compliance - Amount financed over disclosed by [Redacted], it appears title - sales tax was not included as finance charge.: Amount financed over disclosed by [Redacted], it appears title - sales tax was not included as finance charge. Federal Compliance - Financecharge under disclosed by [Redacted], it appears title - sales tax was not included as finance charge.: Financecharge under disclosed by [Redacted], it appears title - sales tax was not included as finance charge.		Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100032							Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100033							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].: The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100034							Investment	Purchase	N/A	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Document in file is post close. Require Hazard to cover note date.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100035							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100036	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Amount Financed overstated by [Redacted]. No compliance report or high cost analysis is included in the file.: Amount Financed overstated by [Redacted]. No compliance report or high cost analysis is included in the file.
Federal Compliance - Finance Charge under disclosed by [Redacted].  No compliance report or high cost analysis is included in the file.: Finance Charge under disclosed by [Redacted].  No compliance report or high cost analysis is included in the file.
																						Federal Compliance - The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].: The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].		Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100037							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted]; but acknowledged by borrower on [Redacted].: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted]; but acknowledged by borrower on [Redacted].		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100038	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.11062% or Final Disclosure APR of 9.10900% is equal to or greater than the threshold of APOR 7.53% + 1.5%, or 9.03000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Initial Closing Disclosure issued [Redacted] missing evidence of receipt.: Initial Closing Disclosure issued [Redacted] missing evidence of receipt.
Federal Compliance - Amount Financed Variance is due to the [Redacted] Title - Sales Tax fee. No compliance report or high-cost analysis is included in file.: Amount Financed Variance is due to the [Redacted] Title - Sales Tax fee. No compliance report or high-cost analysis is included in file.
Federal Compliance - Loan Discount Points Fees were increased on [Redacted] Closing Disclosure with no valid change evident.: Loan Discount Points Fees were increased on [Redacted] Closing Disclosure with no valid change evident.	REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] 04.00 exceeds tolerance of [Redacted] 00.00 plus 10% or [Redacted] [Redacted] Insufficient or no cure was provided to the borrower. (0)
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] 00.00 exceeds tolerance of [Redacted] Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100039	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Amount Financed is [Redacted] overstated, missing the itemization to review finance charges listed on the Closing Disclosure.: Amount Financed is [Redacted] overstated, missing the itemization to review finance charges listed on the Closing Disclosure.
Federal Compliance - Amount Financed is [Redacted] overstated, missing the itemization to review finance charges listed on the Closing Disclosure.: Amount Financed is [Redacted] overstated, missing the itemization to review finance charges listed on the Closing Disclosure.
																						Federal Compliance - Closing Disclosure provided issued [Redacted] was signed [Redacted] at closing, missing evidence of earlier receipt.: Closing Disclosure provided issued [Redacted] was signed [Redacted] at closing, missing evidence of earlier receipt.		Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100040							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure issued [Redacted] was signed [Redacted] and assumed received[Redacted]ased on mailbox method, missing evidence of earlier receipt.: Closing Disclosure issued [Redacted] was signed [Redacted] and assumed received[Redacted]ased on mailbox method, missing evidence of earlier receipt.		Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100041	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.11242% or Final Disclosure APR of 9.11900% is equal to or greater than the threshold of APOR 7.61% + 1.5%, or 9.11000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The earliest Closing Disclosure provided was issued [Redacted] and signed at closing [Redacted], missing evidence of earlier receipt.: The earliest Closing Disclosure provided was issued [Redacted] and signed at closing [Redacted], missing evidence of earlier receipt.	REVIEWER - WAIVED COMMENT [Redacted]: Waived	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100042	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	EDIT [Redacted] Rental income on subject has been included resulting in $1960 net loss. Borrower 2nd unit in primary residence was included directly as income to make total income [Redacted]Debt includes primary [Redacted], subject [Redacted] and consumer debt of [Redacted]$8157 total debt and $13,000 income results in DTI over maximum still. OLD COMMENTA lease agreement or a market rents disclosure is not provided for primary residence for rental income.	SELLER - GENERAL COMMENT [Redacted]: attached appraisal with market rent used for rental income on reo
REVIEWER - GENERAL COMMENT [Redacted]: Lease agreement not provided
SELLER - GENERAL COMMENT [Redacted]: Lease Agreement is attached
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 116.84520% exceeds Guideline total debt ratio of 60.00000%.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 101.26400% exceeds Guideline total debt ratio of 60.00000%.
REVIEWER - GENERAL COMMENT [Redacted]: Received lease agreement however dti still exceeds guides.
SELLER - GENERAL COMMENT [Redacted]: Attached is the 1007 with rental income  for the new rental property.  Lease Agreement for the 2nd floor of the Primary home.  [Redacted]  DTI calculations resulting in a 51% DTI below the 60% threshold.
REVIEWER - GENERAL COMMENT [Redacted]: Rental income on subject has been included resulting in [Redacted] net loss.  Borrower 2nd unit in primary residence was included directly as income to make total income [Redacted] .  Debt includes primary [Redacted] , subject [Redacted]  and consumer debt of [Redacted] .  [Redacted] 7 total debt and [Redacted] income results in DTI over maximum still.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 72.57315% exceeds Guideline total debt ratio of 60.00000%.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $1,1[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,1[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Amount Financed over disclosed [Redacted], it appears lender did not Title - Sales Tax as finance charge.: Amount Financed over disclosed [Redacted], it appears lender did not Title - Sales Tax as finance charge.
Federal Compliance - Finance Charge under disclosed [Redacted], it appears lender did not Title - Sales Tax as finance charge.: Finance Charge under disclosed [Redacted], it appears lender did not Title - Sales Tax as finance charge.
																						Federal Compliance - Recording fee, mortgage fee and filing fee were increased on [Redacted] Closing Disclosure with no valid change evident.: Recording fee, mortgage fee and filing fee were increased on [Redacted] Closing Disclosure with no valid change evident.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] 515.73 exceeds tolerance of [Redacted] 00.00 plus 10% or [Redacted] [Redacted] Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100043							Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Initial [Redacted] closing disclosure was signed on [Redacted], missing evidence of earlier receipt.: Initial [Redacted] closing disclosure was signed on [Redacted], missing evidence of earlier receipt.		Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100044	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $1,1[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,1[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Finance Charge over disclosed by [Redacted]. No compliance report or high-cost analysis is included in the file.: Finance Charge over disclosed by [Redacted]. No compliance report or high-cost analysis is included in the file.
Federal Compliance - Finance Charge understated by [Redacted].  No compliance report or high-cost analysis is included in the file.: Finance Charge understated by [Redacted].  No compliance report or high-cost analysis is included in the file.
																						Federal Compliance - Initial Closing Disclosure issued [Redacted] missing evidence of receipt.: Initial Closing Disclosure issued [Redacted] missing evidence of receipt.		Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100045	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,2[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - The over disclosed amount of [Redacted] appears to be the Title-Sales Tax of [Redacted] and the additional Title-Courier fee in the amount of [Redacted].: The over disclosed amount of [Redacted] appears to be the Title-Sales Tax of [Redacted] and the additional Title-Courier fee in the amount of [Redacted].
Federal Compliance - The over disclosed amount of [Redacted] appears to be the Title-Sales Tax of [Redacted] and the additional Title-Courier fee in the amount of [Redacted].: The over disclosed amount of [Redacted] appears to be the Title-Sales Tax of [Redacted] and the additional Title-Courier fee in the amount of [Redacted].
																						Federal Compliance - The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].: The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].		Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100046							Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted]: The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted]		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100047							Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100048							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100049							Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].: The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100050							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Initial Closing Disclosure issued [Redacted] missing evidence of receipt.: Initial Closing Disclosure issued [Redacted] missing evidence of receipt.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100051	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Second Home has a maximum of 80% LTV. Lender exception for maximum LTV to 85% with verified compensating factors.	REVIEWER - WAIVED COMMENT [Redacted]: Lender Exception in file.	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.	Federal Compliance - List was not provided.: List was not provided.
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - The Product listed on the Closing Disclosure was a Refinance. And the loan was a Construction to Permanent.: The Product listed on the Closing Disclosure was a Refinance. And the loan was a Construction to Permanent.
Federal Compliance - The Closing Disclosure issued on [Redacted] under Monthly Principal and Interest section that only interest and no principle until year 2.  However, the Interest only is for construction period of 12 months.: The Closing Disclosure issued on [Redacted] under Monthly Principal and Interest section that only interest and no principle until year 2.  However, the Interest only is for construction period of 12 months.
Federal Compliance - The Estimated Property Costs over year 1 of [Redacted] included HOA Fees. The Estimated Taxes, Insurance and Assessments on page 1 of [Redacted] do not include HOA.: The Estimated Property Costs over year 1 of [Redacted] included HOA Fees. The Estimated Taxes, Insurance and Assessments on page 1 of [Redacted] do not include HOA.	REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100052	Primary	Purchase	Non QM	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.	Business funds were transferred into borrower savings account. Lender guides do not permit business funds to be used. Loan file contains a Lender Exception. DTI exceeds guides upon receipt of HOI Large deposit made from Business account in the amount of [Redacted]Lender guidelines do not allow for business funds to be used. Loan file contains a Lender exception.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Buyer to review REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.46682% and based on 1026.43(c)(5) of 46.34% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - LD restated to Non QM: LD restated to Non QM
Federal Compliance - LD restated to Non QM: LD restated to Non QM
Federal Compliance - LD restated to Non QM: LD restated to Non QM
Federal Compliance - List of Homeownership Counseling missing: List of Homeownership Counseling missing
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100053	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI exceeds guides upon receipt of HOI. DTI exceeds guides upon receipt of HOI.	SELLER - GENERAL COMMENT [Redacted]: Hazard insurance was estimated in [Redacted] based on the borrower shopping for hazard policies with a 5% deductible. [Redacted] policy has a 1% deductible. REVIEWER - GENERAL COMMENT [Redacted]: Buyer to review due to DTI. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.41613% and based on 1026.43(c)(5) of 43.13% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.	Federal Compliance - LD restated to Non QM: LD restated to Non QM
Federal Compliance - LD restated to Non QM: LD restated to Non QM
Federal Compliance - LD restated to Non QM: LD restated to Non QM
Federal Compliance - List was not provided.: List was not provided.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - The Product is a 12 month interest only 5/1 ARM. The AIR table shows First Change is beginning of the 73rd month.: The Product is a 12 month interest only 5/1 ARM. The AIR table shows First Change is beginning of the 73rd month.
Federal Compliance - Final Closing Disclosure provided on[Redacted] disclosed the Payment Calculation for Year 1 as $1-[Redacted], the calculated amount is [Redacted].: Final Closing Disclosure provided on[Redacted] disclosed the Payment Calculation for Year 1 as $1-[Redacted], the calculated amount is [Redacted].
Federal Compliance - The Estimated Property Costs over Year 1 in the amount of [Redacted] includes the HOA. The Estimated Taxes, Insurance and Assessments on page 1 do not include the HOA.: The Estimated Property Costs over Year 1 in the amount of [Redacted] includes the HOA. The Estimated Taxes, Insurance and Assessments on page 1 do not include the HOA.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100054	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - First Change Amount and Period are incorrect.: First Change Amount and Period are incorrect.
Federal Compliance - Construction addendum shows interest calculated on amount advanced and P&I on CD reflects payment calculated on entire commitment.: Construction addendum shows interest calculated on amount advanced and P&I on CD reflects payment calculated on entire commitment.
Federal Compliance - The subject loan is a Refinance with a construction to permanent interest only product.: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - The subject is construction to permanent loan with 1 year interest only payment.: The subject is construction to permanent loan with 1 year interest only payment.	REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100055	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: -	Appraisal was made subject to and 442 is not in images	SELLER - GENERAL COMMENT [Redacted]: Please see attached SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Buyer to review	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - The disclosure did not provide a date for the list.: The disclosure did not provide a date for the list.
Federal Compliance - The subject loan is a Refinance with a construction to permanent interest only product.: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - Construction addendum shows interest calculated on amount advanced and 1st payment on CD reflects payment calculated on entire commitment.: Construction addendum shows interest calculated on amount advanced and 1st payment on CD reflects payment calculated on entire commitment.
Federal Compliance - Closing Disclosure terms include temporary buydown that is not on Note.  Closing Disclosure should reflect Note terms.: Closing Disclosure terms include temporary buydown that is not on Note.  Closing Disclosure should reflect Note terms.
Federal Compliance - Construction addendum shows interest calculated on amount advanced and 1st payment on CD reflects payment calculated on entire commitment.: Construction addendum shows interest calculated on amount advanced and 1st payment on CD reflects payment calculated on entire commitment.	SELLER - GENERAL COMMENT [Redacted]: The first column on the CD shows the interest only payment during the construction term. There is range [Redacted] om. The second column shows what the full P&I will be once full drawn.
REVIEWER - WAIVED COMMENT [Redacted]: EV2
SELLER - GENERAL COMMENT [Redacted]: The first column on the CD shows the interest only payment during the construction term. There is range [Redacted] om. The second column shows what the full P&I will be once full drawn.
REVIEWER - WAIVED COMMENT [Redacted]: EV2
SELLER - GENERAL COMMENT [Redacted]: This product is a construction to perm loan that is interest only during construction. There is no buy down. The first column on the CD shows the interest only payment during the construction term. There is range [Redacted] om. The second column shows what the full P&I will be once full drawn.
REVIEWER - WAIVED COMMENT [Redacted]: EV2
REVIEWER - WAIVED COMMENT [Redacted]: EV2
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
	2026-HYB1-100057							Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100058	Second Home	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.20% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 44.66360% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Restated to NonQM.: Restated to NonQM.
Federal Compliance - Restated to NonQM.: Restated to NonQM.
Federal Compliance - Restated to NonQM.: Restated to NonQM.
Federal Compliance - Waterfall due to the guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.: Waterfall due to the guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.: Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.: Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Closing disclosure shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.: Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. SELLER - GENERAL COMMENT [Redacted]: Final AUS with approval at 2% over the start rate. REVIEWER - GENERAL COMMENT [Redacted]: Loan was a 5 year ARM, guidelines provided dated[Redacted] state loan is portfolio and qualifies at start rate. REVIEWER - RE-GRADED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100059	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 22.02296%. QM qualifying DTI: 23.66669%	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 5.41900% compared to the actual APR at consummation of 5.68573% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.42100% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 5.68573% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,7[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,8[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Application date is[Redacted] and disclosure was dated [Redacted].: Application date is[Redacted] and disclosure was dated [Redacted].
Federal Compliance - Application date is[Redacted] and disclosure was dated [Redacted].: Application date is[Redacted] and disclosure was dated [Redacted].
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Application date is[Redacted] and disclosure was dated [Redacted].: Application date is[Redacted] and disclosure was dated [Redacted].
Federal Compliance - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].: The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022)
Federal Compliance - The APR of 5.42100% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 5.68573% outside of 0.250% tolerance.: The APR of 5.42100% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 5.68573% outside of 0.250% tolerance.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2972284): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2972284)
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2972283): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2972283)
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2972282): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2972282)
Federal Compliance - The Finance Charge is understated by [Redacted].: The Finance Charge is understated by [Redacted].
Federal Compliance - The MI payment for payment stream 4 does not match the final closing disclosure.: The MI payment for payment stream 4 does not match the final closing disclosure.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]022)
Federal Compliance - Total of all payments is understated by [Redacted], the MI payment for payment stream 4 does not match the final closing disclosure.: Total of all payments is understated by [Redacted], the MI payment for payment stream 4 does not match the final closing disclosure.
Federal Compliance - TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022)
Federal Compliance - TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022)
Federal Compliance - Application date is[Redacted] and disclosure was dated [Redacted].: Application date is[Redacted] and disclosure was dated [Redacted].
Federal Compliance - Fee increased on [Redacted] CD with no valid change evident.: Fee increased on [Redacted] CD with no valid change evident.
Federal Compliance - Fee increased on [Redacted] CD with no valid change evident.: Fee increased on [Redacted] CD with no valid change evident.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100060	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI difference is due to guidelines use start rate/Note rate and QM uses Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Copy Or Fax Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three days of application.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three days of application.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Copy Or Fax Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Copy Or Fax Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100062	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI due to qualification method is different between the two. Investor's qualifying DTI: 37.96895% QM qualifying DTI: 39.24757%	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 37.96895% QM qualifying DTI: 39.24757%	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 6.26600% compared to the actual APR at consummation of 6.61279% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 6.25600% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 6.61279% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,7[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 6.26600% compared to the actual APR at consummation of 6.61279% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation: Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 6.26600% compared to the actual APR at consummation of 6.61279% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - APR of 6.25600% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 6.61279% outside of 0.250% tolerance: APR of 6.25600% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 6.61279% outside of 0.250% tolerance
Federal Compliance - The finance charges disclosed on Final Closing Disclosure as [Redacted]. The calculated Finance Charge is [Redacted] for an over disclosed amount of [Redacted]. Reason for Finance Charge over disclosure is unknown: The finance charges disclosed on Final Closing Disclosure as [Redacted]. The calculated Finance Charge is [Redacted] for an over disclosed amount of [Redacted]. Reason for Finance Charge over disclosure is unknown
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Total of Payments disclosed on Final CD as $1,6[Redacted]. Calculated payments are $1,7[Redacted] for an over disclosed amount of [Redacted] Reason for payments over disclosure is unknown. There are fees paid by the seller and we could not identify if the seller was legally responsible for these fees from the available documents.: Total of Payments disclosed on Final CD as $1,6[Redacted]. Calculated payments are $1,7[Redacted] for an over disclosed amount of [Redacted] Reason for payments over disclosure is unknown. There are fees paid by the seller and we could not identify if the seller was legally responsible for these fees from the available documents.
Federal Compliance - Initial Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Initial Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100063	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI difference is due to guidelines use start rate/Note rate and QM uses Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Appraisal report dated [Redacted] is not within 3 days of closing.: Appraisal report dated [Redacted] is not within 3 days of closing.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted]: Application date was [Redacted] and Loan Estimate was issued [Redacted]
Federal Compliance - Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted] without a valid change of circumstance. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted] without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100064	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Please provide additional asset to support reserve requirement per guideline.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100065	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Difference in DTI is due to alimony is deducted from income and not consider in debt.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM disclosure not within 3 days of application: ARM disclosure not within 3 days of application
Federal Compliance - Re-instated to Higher Priced QM (APOR).: Re-instated to Higher Priced QM (APOR).
Federal Compliance - Proof that the appraisal was provided to the borrower is not in file.: Proof that the appraisal was provided to the borrower is not in file.
Federal Compliance - Proof that the appraisal was provided to the borrower is not in file.: Proof that the appraisal was provided to the borrower is not in file.
Federal Compliance - Proof that the appraisal was provided to the borrower is not in file.: Proof that the appraisal was provided to the borrower is not in file.
Federal Compliance - Proof that the appraisal was provided to the borrower is not in file.: Proof that the appraisal was provided to the borrower is not in file.
Federal Compliance - The disclosure was provided [Redacted]nd application date is 1[Redacted].: The disclosure was provided [Redacted]nd application date is 1[Redacted].
Federal Compliance - None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - The Initial Loan Estimate provided on 1[Redacted]  was not received by the borrower at least 4 business days prior to closing date of 1[Redacted].: The Initial Loan Estimate provided on 1[Redacted]  was not received by the borrower at least 4 business days prior to closing date of 1[Redacted].
Federal Compliance - The Initial Closing Disclosure provided on [Redacted] was not provided at least 3 days prior to closing date of 1[Redacted].: The Initial Closing Disclosure provided on [Redacted] was not provided at least 3 days prior to closing date of 1[Redacted].
Federal Compliance - The Appraisal Re-Inspection Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Appraisal Re-Inspection Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100066	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI exceeds due to the Lender did not include the hazard and taxes of free and clear departing residence. DTI exceeds due to the Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification. DTI exceeds due to the Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive do[Redacted] ade. REVIEWER - WAIVED COMMENT [Redacted]: Client re-designated loan to Non QM.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General QM Provision QM DTI significantly exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 50.61537% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,9[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,9[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Non-QM loan based on DTI exception waived with compensating factors.: Non-QM loan based on DTI exception waived with compensating factors.
Federal Compliance - Waterfall due to DTI exceeds due to the Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification.: Waterfall due to DTI exceeds due to the Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan.
Federal Compliance - The TX Guaranty Fee was added on the [Redacted] Closing Disclosure with no valid change evident.: The TX Guaranty Fee was added on the [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - A Document Preparation Fee was added on the [Redacted] Closing Disclosure with no valid change evident.: A Document Preparation Fee was added on the [Redacted] Closing Disclosure with no valid change evident.	REVIEWER - CLEARED COMMENT [Redacted]: Client re-designated loan to Non QM. REVIEWER - RE-OPEN COMMENT [Redacted]: ... REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to wai[Redacted] wngrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100067	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI difference due to qualifying DTI 28.07368% is less than the DTI of 32.05586% at QM qualifying rate of 6.5%.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 28.07368% QM qualifying DTI: 32.05586%	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Final Closing Disclosure page 1 reflects taxes and insurance escrowed, But no escrows were collected in page 2.: Final Closing Disclosure page 1 reflects taxes and insurance escrowed, But no escrows were collected in page 2.
Federal Compliance - Lender used Estimated Insurance premium of [Redacted]. Hazard Insurance provided after building property has an annual premium of [Redacted]: Lender used Estimated Insurance premium of [Redacted]. Hazard Insurance provided after building property has an annual premium of [Redacted]
Federal Compliance - Lender used Estimated Insurance premium of [Redacted]. Hazard Insurance provided after building property has an annual premium of [Redacted]: Lender used Estimated Insurance premium of [Redacted]. Hazard Insurance provided after building property has an annual premium of [Redacted]
Federal Compliance - An incomplete closing disclosure without an issue date printed on [Redacted] was provided.: An incomplete closing disclosure without an issue date printed on [Redacted] was provided.
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted]: Application date was [Redacted] and Loan Estimate was issued [Redacted]
Federal Compliance - An incomplete closing disclosure without an issue date printed on [Redacted] was provided which is after the Final loan estimate date of [Redacted].: An incomplete closing disclosure without an issue date printed on [Redacted] was provided which is after the Final loan estimate date of [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100068	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - LD restated: LD restated Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt: Appraisal report dated[Redacted] missing evidence of receipt	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100069	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI exceeds due to the required Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Page 1 of the final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.: Page 1 of the final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.
Federal Compliance - Loan Estimate issue date [Redacted] was Received on [Redacted] greater than the mailbox rule received date: Loan Estimate issue date [Redacted] was Received on [Redacted] greater than the mailbox rule received date	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100070	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Missing verification that [Redacted] has been sold and due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 58.83715% exceeds Guideline total debt ratio of 43.00000%. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 58.87978% and based on 1026.43(c)(5) of 61.09% significantly exceed the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Final Closing Disclosure AP Table reflects subsequent changes every payment, but Note reflects changes every 6 months.: Final Closing Disclosure AP Table reflects subsequent changes every payment, but Note reflects changes every 6 months.
Federal Compliance - Final Closing Disclosure page 1 reflects taxes and insurance escrowed, but page 2 and page 4 does not reflect any escrows.: Final Closing Disclosure page 1 reflects taxes and insurance escrowed, but page 2 and page 4 does not reflect any escrows.
Federal Compliance - Final Closing Disclosure page 1 reflects taxes and insurance escrowed, but page 2 and page 4 does not reflect any escrows.: Final Closing Disclosure page 1 reflects taxes and insurance escrowed, but page 2 and page 4 does not reflect any escrows.
Federal Compliance - Final Closing Disclosure page 1 reflects taxes and insurance escrowed, but page 2 and page 4 does not reflect any escrows.: Final Closing Disclosure page 1 reflects taxes and insurance escrowed, but page 2 and page 4 does not reflect any escrows.
Federal Compliance - Final Closing Disclosure reflects interest only payment up to 18 months, but projected payments reflect interest only payment up to year 2.: Final Closing Disclosure reflects interest only payment up to 18 months, but projected payments reflect interest only payment up to year 2.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100071	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI exceeds due to the required Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value.: Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value.
Federal Compliance - Disclosed Total of Payments are $1,2[Redacted]. Due Diligence Total of Payments are $1,2[Redacted]. There is a variance of [Redacted].: Disclosed Total of Payments are $1,2[Redacted]. Due Diligence Total of Payments are $1,2[Redacted]. There is a variance of [Redacted].
Federal Compliance - Cure amount not provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.: Cure amount not provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100072	Second Home	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	The Investor's qualifying DTI is less than the QM DTI. Investor's qualifying DTI: 41.76216% and QM qualifying DTI: 45.40128%	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Initial Escrow Account Disclosure is missing in file: Initial Escrow Account Disclosure is missing in file
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100073	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 32.33406% QM qualifying DTI: 33.60027% REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 30.52900% QM qualifying DTI: 33.60027%	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. Federal Compliance - Closing Disclosure terms include 1 year interest only which is not on Note.: Closing Disclosure terms include 1 year interest only which is not on Note.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100074	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - [Redacted] CD indicates a total in section G for the initial escrow payment at closing of $0; however, the Initial Escrow Account Disclosure reflects an initial deposit of [Redacted].: [Redacted] CD indicates a total in section G for the initial escrow payment at closing of $0; however, the Initial Escrow Account Disclosure reflects an initial deposit of [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Loan Discount Points increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Loan Discount Points increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100075	Primary	Refinance Rate/Term	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI exceeds due to the required Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Loan Disclosures: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100076	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	The Investor's qualifying DTI is less than the QM DTI.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 44.08830% QM qualifying DTI: 47.93631% REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.09% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Federal Compliance - Loan redesignated.: Loan redesignated.
Federal Compliance - Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures.: Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures.
Federal Compliance - Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100077	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	The guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 495.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - No MI is disclosed in payment stream 4 (Year 9 - 32) on the final Closing Disclosure.  Calculated MI cutoff occurs in mo. 197, which is in year 17.: No MI is disclosed in payment stream 4 (Year 9 - 32) on the final Closing Disclosure.  Calculated MI cutoff occurs in mo. 197, which is in year 17.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.: Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100078	Primary	Construction-Permanent	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	The loan file is missing signed 2 years tax returns for the borrower when using bonus income to qualify as required by guidelines.	REVIEWER - WAIVED COMMENT [Redacted]: Waive and downgrade per client.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client redesignated to Non-QM.: Client redesignated to Non-QM.
Federal Compliance - Client redesignated to Non-QM.: Client redesignated to Non-QM.
Federal Compliance - As per the provided Closing Disclosure Product is 1 year Interest Only, 6/6 Months ARM.: As per the provided Closing Disclosure Product is 1 year Interest Only, 6/6 Months ARM.
Federal Compliance - The mortgage insurance payment of $0 disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment of [Redacted].: The mortgage insurance payment of $0 disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment of [Redacted].
Federal Compliance - The mortgage insurance payment of $0 disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment of [Redacted].: The mortgage insurance payment of $0 disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment of [Redacted].
Federal Compliance - On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 escrows are not reflected.: On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 escrows are not reflected.
Federal Compliance - On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 escrows are not reflected.: On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 escrows are not reflected.
Federal Compliance - Recording fee  of $286 exceeded 10% tolerance and no cure was provided to the borrower: Recording fee  of $286 exceeded 10% tolerance and no cure was provided to the borrower
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100079	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 45.86951% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - REO not being calculated in DTI per guidelines and seller response.: REO not being calculated in DTI per guidelines and seller response.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100080	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI discrepancy is due to qualification method of QM qualifying DTI.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Waterfall due to APR: Waterfall due to APR Federal Compliance - Waterfall due to APR: Waterfall due to APR Federal Compliance - Waterfall due to APR: Waterfall due to APR Federal Compliance - Waterfall due to APR: Waterfall due to APR Federal Compliance - Waterfall due to APR: Waterfall due to APR Federal Compliance - Waterfall due to APR: Waterfall due to APR	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100081	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - Asset Depletion Income: Ability to Repay (Dodd-Frank 2014):  Unable to verity asset depletion income due to, bank statement provided was dated more than 90 days prior to closing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Non-QM EV2-B with sufficient compensating factors identified by client review based on documentation obtained pre-close.: Non-QM EV2-B with sufficient compensating factors identified by client review based on documentation obtained pre-close.
Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - Difference due to construction period: Difference due to construction period
Federal Compliance - Difference due to construction period: Difference due to construction period
Federal Compliance - Difference due to construction period: Difference due to construction period
Federal Compliance - Difference due to construction period: Difference due to construction period
Federal Compliance - Difference due to construction period: Difference due to construction period
Federal Compliance - Difference due to construction period: Difference due to construction period
Federal Compliance - Difference due to construction period.: Difference due to construction period.
Federal Compliance - Difference due to construction period: Difference due to construction period	REVIEWER - GENERAL COMMENT [Redacted]: Re-graded to EV2-B with sufficient compensating factors identified by client review based on documentation obtained pre-close.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100082	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI exceeds due to the required Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted]pplication.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted]pplication.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The mortgage insurance payment of [Redacted] disclosed on the Final Closing Disclosure for payment stream 4 does not match the actual mortgage insurance payment of [Redacted].: The mortgage insurance payment of [Redacted] disclosed on the Final Closing Disclosure for payment stream 4 does not match the actual mortgage insurance payment of [Redacted].
Federal Compliance - The mortgage insurance payment of [Redacted] disclosed on the Final Closing Disclosure for payment stream 3 does not match the actual mortgage insurance payment of [Redacted].: The mortgage insurance payment of [Redacted] disclosed on the Final Closing Disclosure for payment stream 3 does not match the actual mortgage insurance payment of [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100083	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] did not disclose whether the loan contains Interest Only Payments.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - List of Homeownership Counseling Organizations not within 3 days of application: List of Homeownership Counseling Organizations not within 3 days of application
Federal Compliance - Final Closing Disclosure dated [Redacted] AIR Table is missing.: Final Closing Disclosure dated [Redacted] AIR Table is missing.
Federal Compliance - Final Closing Disclosure dated [Redacted] AIR Table is missing.: Final Closing Disclosure dated [Redacted] AIR Table is missing.
Federal Compliance - Final Closing Disclosure dated [Redacted] AIR Table is missing.: Final Closing Disclosure dated [Redacted] AIR Table is missing.
Federal Compliance - Final Closing Disclosure dated [Redacted] AIR Table is missing.: Final Closing Disclosure dated [Redacted] AIR Table is missing.
Federal Compliance - Final Closing Disclosure dated [Redacted] AIR Table is missing.: Final Closing Disclosure dated [Redacted] AIR Table is missing.
Federal Compliance - The Initial Loan Estimate provided on [Redacted] was not received by the borrower at least 4 business days prior to closing date of [Redacted].: The Initial Loan Estimate provided on [Redacted] was not received by the borrower at least 4 business days prior to closing date of [Redacted].
Federal Compliance - Appraisal Fee was disclosed on initial Loan estimate as $700 but disclosed but final Closing Disclosure [Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Appraisal Fee was disclosed on initial Loan estimate as $700 but disclosed but final Closing Disclosure [Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100084	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The investor's qualifying total DTI is less than the Lender's qualifying DTI due to ARM loan	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Disclosure not within 3 days of [Redacted] application.: Disclosure not within 3 days of [Redacted] application.
Federal Compliance - Application date is [Redacted] and disclosure  was dated [Redacted].: Application date is [Redacted] and disclosure  was dated [Redacted].
Federal Compliance - : Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: : Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100085	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Page 4 of CD, Subsequent Changes is entered, yet there would be no subsequent changes per the actual terms of loan: Page 4 of CD, Subsequent Changes is entered, yet there would be no subsequent changes per the actual terms of loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Total of payment mismatch due to Interest only period.: Total of payment mismatch due to Interest only period.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Loan term of 18 months updated as per CD.: Loan term of 18 months updated as per CD.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes and Homeowner's Insurance are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes and Homeowner's Insurance are included in escrow but nothing was collected or noted on page 2.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100086	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying total DTI is less than the Lender's qualifying DTI due to ARM file	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Loan Disclosures: Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Loan Disclosures: Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted]: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted]
Federal Compliance - Loan Estimate not delivered to Borrower(s) within three (3) business days of application: Loan Estimate not delivered to Borrower(s) within three (3) business days of application
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.  (if no cure, no comment needed, only for partial cure): Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.  (if no cure, no comment needed, only for partial cure)
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.  (if no cure, no comment needed, only for partial cure): Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.  (if no cure, no comment needed, only for partial cure)
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident. (if no cure, no comment needed, only for partial cure): Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident. (if no cure, no comment needed, only for partial cure)	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100087	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	The loan was AUS approved with a DTI of 47.33%, but the guideline maximum allowable DTI is 43%. The investor qualified the borrowers using a rate of 7.875%, but the guidelines require using the start rate to qualify.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade. REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.25120% and based on 1026.43(c)(5) of 45.63% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of 43.25120% and based on 1026.43(e) of 46.85233% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed N/A as Non-Escrowed Property Costs over Year 1.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client redesignated to NonQM: Client redesignated to NonQM
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.: DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - CANCELLED COMMENT [Redacted]: redesignated in error
REVIEWER - RE-OPEN COMMENT [Redacted]: ...
REVIEWER - CANCELLED COMMENT [Redacted]: redesignated in error
REVIEWER - RE-OPEN COMMENT [Redacted]: ...
REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to wai[Redacted] wngrade.
REVIEWER - CLEARED COMMENT [Redacted]: Client re-designated loan to Non QM.
REVIEWER - RE-OPEN COMMENT [Redacted]: ...
REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.
REVIEWER - RE-OPEN COMMENT [Redacted]: ....
REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to wai[Redacted] wngrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100088	Primary	Refinance Rate/Term	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: -	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit No valid COC: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit No valid COC	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100089	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - PLEASE OVERRIDE, loan was initially fixed and on [Redacted] was changed to a 7/1 ARM, ARM disclosed [Redacted].: PLEASE OVERRIDE, loan was initially fixed and on [Redacted] was changed to a 7/1 ARM, ARM disclosed [Redacted].
Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].
Federal Compliance - Initial escrow account statement is missing: Initial escrow account statement is missing
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Page one (1) of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page two (2).: Page one (1) of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page two (2).
Federal Compliance - The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redacted] on page 4; however the HOA dues are [Redacted] per year.: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redacted] on page 4; however the HOA dues are [Redacted] per year.
Federal Compliance - Final Closing disclosure disclosed product as 1 Year Interest Only, 6/6 Adjustable Rate, however note discloses product as 12 Month Interest Only, Adjustable Rate.: Final Closing disclosure disclosed product as 1 Year Interest Only, 6/6 Adjustable Rate, however note discloses product as 12 Month Interest Only, Adjustable Rate.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
Federal Compliance - Closing Disclosure issued [Redacted] pages 1 indicates Escrow amount however, page 2 indicate no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure issued [Redacted] pages 1 indicates Escrow amount however, page 2 indicate no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - Closing Disclosure issued [Redacted] pages 1 indicates Escrow amount however, page 2 indicates no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure issued [Redacted] pages 1 indicates Escrow amount however, page 2 indicates no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100090	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Re-stated to Non-QM: Re-stated to Non-QM
Federal Compliance - Right to receipt copy of appraisal was provided on [Redacted], which is not within 3 business days of application date [Redacted].: Right to receipt copy of appraisal was provided on [Redacted], which is not within 3 business days of application date [Redacted].
Federal Compliance - Revised Appraisal report is dated [Redacted] which is not within 3 business days of closing date [Redacted].: Revised Appraisal report is dated [Redacted] which is not within 3 business days of closing date [Redacted].
Federal Compliance - Re-stated to Non-QM: Re-stated to Non-QM
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted]: Application date is [Redacted] and disclosure was dated [Redacted]
Federal Compliance - Final Closing Disclosure AP table reflects payment change every payment, but Note reflects payment change every 6 months.: Final Closing Disclosure AP table reflects payment change every payment, but Note reflects payment change every 6 months.
Federal Compliance - Final Closing Disclosure AP table reflects payment change every payment, but Note reflects payment change every 6 months.: Final Closing Disclosure AP table reflects payment change every payment, but Note reflects payment change every 6 months.
Federal Compliance - Final Closing Disclosure page 1 reflects taxes and insurance are escrowed, but no escrows were collected as per page 2 and page 4.: Final Closing Disclosure page 1 reflects taxes and insurance are escrowed, but no escrows were collected as per page 2 and page 4.
Federal Compliance - Loan Estimate provided on [Redacted], which is not within 3 business days of application date [Redacted].: Loan Estimate provided on [Redacted], which is not within 3 business days of application date [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100092	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Unable to find DTI source risk	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100093	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Calculated first year P&I is [Redacted] which do not match with the P&I of [Redacted] as it's inclusive of interest for first 12 months. Hence there is difference in DTI.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM Disclosure not within 3 days of application date.: ARM Disclosure not within 3 days of application date.
Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - Initial Escrow Account Disclosure missing in file.: Initial Escrow Account Disclosure missing in file.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Actual Note change date verified per document.: Actual Note change date verified per document.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD: Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD
Federal Compliance - Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD: Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD
Federal Compliance - Actual Note change date verified per document.: Actual Note change date verified per document.
Federal Compliance - The Initial Loan Estimate provided on [Redacted] was not received by the borrower at least 4 business days prior to closing date of [Redacted].: The Initial Loan Estimate provided on [Redacted] was not received by the borrower at least 4 business days prior to closing date of [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100094	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Verified and updated all the numbers as provided source documents DTI is exceeding due to qualification method considered as Note rate and lender considered different	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].: Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].
Federal Compliance - Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].: Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].
Federal Compliance - Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].: Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].
Federal Compliance - Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].: Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].: Initial loan application is dated[Redacted] and the disclosure is dated [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100095	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 43.37% exceeds guideline total debt ratio of 43%.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines of 43.37228% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Re-stated to Non-QM: Re-stated to Non-QM
Federal Compliance - Verification of appraisal was delivered to borrower not provided in file.: Verification of appraisal was delivered to borrower not provided in file.
Federal Compliance - Verification appraisal was delivered to borrower was not provided in the file.: Verification appraisal was delivered to borrower was not provided in the file.
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted].: Application date was [Redacted] and Loan Estimate was issued [Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100096	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Tthe loan file is missing two years signed tax returns for the Borrower's commission income as required by guidelines.	SELLER - GENERAL COMMENT [Redacted]: The underwriter accepted W2s in lieu of tax returns. 2 years of W2s are in the file. REVIEWER - GENERAL COMMENT [Redacted]: 2 Years Tax return is required for commission income of borrower. Exception Remains. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt.: Appraisal report dated[Redacted] missing evidence of receipt.
Federal Compliance - Waterfall due to missing income documentation.: Waterfall due to missing income documentation.
Federal Compliance - Waterfall due to missing income documentation.: Waterfall due to missing income documentation.
Federal Compliance - Provided closing disclosure subsequence changes does not match with the system calculated.: Provided closing disclosure subsequence changes does not match with the system calculated.
Federal Compliance - Page 1 of CD indicates  escrow, however page 2 includes no escrow.: Page 1 of CD indicates  escrow, however page 2 includes no escrow.
Federal Compliance - Loan product as per the closing disclosure of 1 year interest only 6/6 months adjustable rate and system calculated 12 months interest only adjustable rate which does not match.: Loan product as per the closing disclosure of 1 year interest only 6/6 months adjustable rate and system calculated 12 months interest only adjustable rate which does not match.
Federal Compliance - Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]: Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]
Federal Compliance - Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]: Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]
Federal Compliance - Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]: Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]
Federal Compliance - Survey fee were increased on the [Redacted] Closing Disclosure with no valid change evident.: Survey fee were increased on the [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - Survey fee increased on the [Redacted]XXXX closing disclosure with no valid change evident.: Survey fee increased on the [Redacted]XXXX closing disclosure with no valid change evident.	REVIEWER - GENERAL COMMENT [Redacted]: Lender accepted 2 years W2s in lieu of 2 years tax returns. Exception regraded to EV2-B. REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income a[Redacted] asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100097	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General QM Provision QM DTI significantly exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 48.84267% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Appraisal report dated [Redacted]XXXX missing evidence of receipt: Appraisal report dated [Redacted]XXXX missing evidence of receipt
Federal Compliance - DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.: DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Survey Fee was last disclosed as [Redacted] on the Loan Estimate but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file: Survey Fee was last disclosed as [Redacted] on the Loan Estimate but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100098	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Proof of appraisal delivery is missing.: Proof of appraisal delivery is missing.
Federal Compliance - Proof of appraisal delivery is missing.: Proof of appraisal delivery is missing.
Federal Compliance - Proof of appraisal delivery is missing.: Proof of appraisal delivery is missing.
Federal Compliance - Proof of appraisal delivery is missing.: Proof of appraisal delivery is missing.
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Fin[Redacted]022)
Remove/Clear Exceptions: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Fin[Redacted]022)
Remove/Clear Exceptions	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100099	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. Due to first year payment is for interest only.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. Due to first year payment is for interest only.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value.
Federal Compliance - Note reflects 6 moth adjustments, Final CD reflects subsequent changes of 12 months.: Note reflects 6 moth adjustments, Final CD reflects subsequent changes of 12 months.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100100	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Right to receive copy of appraisal was missing: Right to receive copy of appraisal was missing
Federal Compliance - Rate Lock is missing: Rate Lock is missing
Federal Compliance - Affiliated Business Arrangement Disclosure is missing: Affiliated Business Arrangement Disclosure is missing
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Closing Disclosure issued[Redacted] pages 1 indicates an Escrow amount; however, page 2 indicate no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure issued[Redacted] pages 1 indicates an Escrow amount; however, page 2 indicate no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - Closing Disclosure issued[Redacted] pages 1 indicates an Escrow amount; however, page 2 indicate no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure issued[Redacted] pages 1 indicates an Escrow amount; however, page 2 indicate no escrows. Also, page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.": The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected."
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed
Federal Compliance - loan was showing on note "18 Month Interest Only, Adjustable Rate" and showing on Closing disclosure is 18 months Interest only, 6.5/6 Adjustable Rate: loan was showing on note "18 Month Interest Only, Adjustable Rate" and showing on Closing disclosure is 18 months Interest only, 6.5/6 Adjustable Rate
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - loan was showing on note "18 Month Interest Only, Adjustable Rate" and showing on Closing disclosure is 18 months Interest only, 6.5/6 Adjustable Rate: loan was showing on note "18 Month Interest Only, Adjustable Rate" and showing on Closing disclosure is 18 months Interest only, 6.5/6 Adjustable Rate
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - The Final Closing Disclosure indicated there would  not be an escrow account, but the box for disclosure of the estimated property costs over year 1 was left blank.: The Final Closing Disclosure indicated there would  not be an escrow account, but the box for disclosure of the estimated property costs over year 1 was left blank.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose a reason for not having an escrow account on page 4.: Final Closing Disclosure provided on [Redacted] did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - Final Closing Disclosure provided  incorrectly disclosed whether the loan will have an escrow account: Final Closing Disclosure provided  incorrectly disclosed whether the loan will have an escrow account
Federal Compliance - Appraisal fee amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower.: Appraisal fee amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100101	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Guidelines require 6 months PITIA for subject property or [Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: [Redacted] HB1399 - No evidence of counseling agencies list or required counseling disclosure language per [Redacted] HB 1399.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 5.27300% compared to the actual APR at consummation of 5.76535% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.27300% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 5.76535% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet, not provided to the borrower within three (3) days of application.: CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
Federal Compliance - The disclosed Amount Financed is [Redacted]; the calculated Amount Financed is [Redacted]. Variance of [Redacted].: The disclosed Amount Financed is [Redacted]; the calculated Amount Financed is [Redacted]. Variance of [Redacted].
Federal Compliance - Loan Calculations: APR of 5.27300% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 5.76535% outside of 0.250% tolerance.: Loan Calculations: APR of 5.27300% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 5.76535% outside of 0.250% tolerance.
Federal Compliance - Lender used the HOA dues in total PITIA disclosed in Final Closing Disclosure.: Lender used the HOA dues in total PITIA disclosed in Final Closing Disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Finance Charge understated by [Redacted].  No compliance report or high cost analysis is included in the file.: Finance Charge understated by [Redacted].  No compliance report or high cost analysis is included in the file.
Federal Compliance - The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted]: The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted]	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100102	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI changed due to qualification method	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted]: Application date is [Redacted] and disclosure was dated [Redacted]
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted]: Application date is [Redacted] and disclosure was dated [Redacted]
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted]: Application date is [Redacted] and disclosure was dated [Redacted]
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Missing evidence of [Redacted]Loan Estimate receipt, using mailbox method results in late delivery.: Missing evidence of [Redacted]Loan Estimate receipt, using mailbox method results in late delivery.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100103	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Document Error - The CD does not include an issue date.: The CD does not include an issue date.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.: The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.
Federal Compliance - The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.: The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The subject is a Bridge Loan with a 3 month Balloon Payment.: The subject is a Bridge Loan with a 3 month Balloon Payment.
Federal Compliance - The subject is a Bridge Loan with a 3 month Balloon Payment.: The subject is a Bridge Loan with a 3 month Balloon Payment.
Federal Compliance - The subject is a Bridge Loan with a 3 month Balloon Payment.: The subject is a Bridge Loan with a 3 month Balloon Payment.
Federal Compliance - The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]he Note and Arm Disclosure indicate the loan is fixed through year 8.: The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]he Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]he Note and Arm Disclosure indicate the loan is fixed through year 8.: The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]he Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]he Note and Arm Disclosure indicate the loan is fixed through year 8.: The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]he Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - Final CD reflects no property insurance being escrowed on page one but does show an escrow breakdown on page two.: Final CD reflects no property insurance being escrowed on page one but does show an escrow breakdown on page two.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100104	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.11% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.: Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100105	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 32.07331% QM qualifying DTI: 35.95741% as per available document in file	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.: Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - : Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: : Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]2.00 over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]2.00 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100106	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Discrepancy is due to qualifying rate used for QM loan (Max Rate Five Year Periodic P&I) vs. Note rate as required in program guidelines.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase. Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase. Calculated change is every 6 mo.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.
Federal Compliance - Fee disclosed as $4,515 on the Loan Estimate dated [Redacted] but disclosed as [Redacted] on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.: Fee disclosed as $4,515 on the Loan Estimate dated [Redacted] but disclosed as [Redacted] on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.
Federal Compliance - Fee disclosed as $564 on the Loan Estimate dated [Redacted] but disclosed as [Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.: Fee disclosed as $564 on the Loan Estimate dated [Redacted] but disclosed as [Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100107	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM disclosure not within 3 days of initial application.: ARM disclosure not within 3 days of initial application.
Federal Compliance - No evidence of appraisal dated [Redacted] being sent to borrower 3 days prior to closing.: No evidence of appraisal dated [Redacted] being sent to borrower 3 days prior to closing.
Federal Compliance - No evidence of appraisal dated [Redacted] being sent to borrower 3 days prior to closing.: No evidence of appraisal dated [Redacted] being sent to borrower 3 days prior to closing.
Federal Compliance - List of Homeownership Counseling Organizations not within 3 days of application date.: List of Homeownership Counseling Organizations not within 3 days of application date.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.: The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - The Initial Loan Estimate provided on[Redacted] was not received by the borrower at least 4 business days prior to closing date of [Redacted].: The Initial Loan Estimate provided on[Redacted] was not received by the borrower at least 4 business days prior to closing date of [Redacted].
Federal Compliance - Recording Fee was disclosed on initial Loan estimate as $645 but disclosed but final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Recording Fee was disclosed on initial Loan estimate as $645 but disclosed but final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - Appraisal Fee was disclosed on initial Loan estimate as $750 but disclosed but final Closing Disclosure [Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Appraisal Fee was disclosed on initial Loan estimate as $750 but disclosed but final Closing Disclosure [Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100108	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100109	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.: Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.: Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Tax Certificate Fee increased on the [Redacted] Closing Disclosure to [Redacted] with no valid change evident.: Tax Certificate Fee increased on the [Redacted] Closing Disclosure to [Redacted] with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100110	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.52% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment (AP) Table (pg 4) - one of these has occurred: Subsequent Changes does not support the subsequent changes per the actual terms of the loan.: Adjustable Payment (AP) Table (pg 4) - one of these has occurred: Subsequent Changes does not support the subsequent changes per the actual terms of the loan.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100111	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.19% moderately exceeds the guideline maximum of 42.64%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 46.51959% moderately exceeds the guideline maximum of 42.64%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM disclosure is missing in the file.: ARM disclosure is missing in the file.
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure not within 3 days of [Redacted] application.
Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - DTI difference is due to guidelines use start rate/Note rate and QM uses Max Rate Five Year Periodic P&I.: DTI difference is due to guidelines use start rate/Note rate and QM uses Max Rate Five Year Periodic P&I.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - AP table provided is incomplete causing multiple failure.: AP table provided is incomplete causing multiple failure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] has [Redacted] amount under escrow and projected payment shows 159.35.: Final Closing Disclosure provided on [Redacted] has [Redacted] amount under escrow and projected payment shows 159.35.
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted]: Application date was [Redacted] and Loan Estimate was issued [Redacted]
Federal Compliance - Survey Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. No cure was provided to the borrower: Survey Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. No cure was provided to the borrower	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100112	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Page  1 of the Closing disclosure  shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page  1 of the Closing disclosure  shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Total amount of [Redacted] exceeds tolerance of [Redacted].: Total amount of [Redacted] exceeds tolerance of [Redacted].
Federal Compliance - Fee Amount of [Redacted] exceeds tolerance of [Redacted].: Fee Amount of [Redacted] exceeds tolerance of [Redacted].	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100113	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100114	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-instated to Higher Priced QM (APOR).: Re-instated to Higher Priced QM (APOR).
Federal Compliance - Appraisal report dated [Redacted]XXXX missing evidence of receipt.: Appraisal report dated [Redacted]XXXX missing evidence of receipt.
Federal Compliance - TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.: TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
Federal Compliance - A Survey Fee is reflected on the [Redacted] Closing Disclosure with no valid change evident.: A Survey Fee is reflected on the [Redacted] Closing Disclosure with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100115	Primary	Construction-Permanent	Non QM	2	2	[2] Income Documentation - Income Docs Missing:: - [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: - [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	VVOE not provided for co-borrower. Missing VVOE for co-borrower. The verification of employment is required and was not found in file. Verification(s) of employment is not provided in file for co-borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
SELLER - GENERAL COMMENT [Redacted]: The Verification Employment for the co-borrower is located in the doc type called Verifications and it's dated[Redacted]
REVIEWER - GENERAL COMMENT [Redacted]: Please provide the verification of employment, the information that we currently have is from a google search.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 44.96895% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Client restated to Non-QM, VVOE not provided for Co-Borrower.: Client restated to Non-QM, VVOE not provided for Co-Borrower.
Federal Compliance - Client restated to Non-QM.: Client restated to Non-QM.
Federal Compliance - DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.: DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.
Federal Compliance - Client restated to Non-QM, VVOE not provided for Co-Borrower.: Client restated to Non-QM, VVOE not provided for Co-Borrower.
Federal Compliance - Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	REVIEWER - GENERAL COMMENT [Redacted]: CB VVOE missing but paytubs in file and bank statement ending[Redacted] shows payroll deposit.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
REVIEWER - GENERAL COMMENT [Redacted]: CB VVOE missing but paytubs in file and bank statement ending[Redacted]  shows payroll deposit.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income a[Redacted] asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - W-2: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100116	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
																						Federal Compliance - Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.		Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100117	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 47.49% moderately exceeds the guideline maximum of 44.90%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Appraisal dated [Redacted] missing evidence of receipt.: Appraisal dated [Redacted] missing evidence of receipt.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - As per page 1 of final Closing disclosure taxes and insurance are escrowed, but on page 2 section G taxes and insurance are not provided: As per page 1 of final Closing disclosure taxes and insurance are escrowed, but on page 2 section G taxes and insurance are not provided
Federal Compliance - Loan term is of 31 years (372 months), Note document shows 372 months which do not include 12 months of Interest only period.: Loan term is of 31 years (372 months), Note document shows 372 months which do not include 12 months of Interest only period.
Federal Compliance - Loan term is 31 years (372 months), Note document shows 372 months which do not include 12 months of Interest only period.: Loan term is 31 years (372 months), Note document shows 372 months which do not include 12 months of Interest only period.
Federal Compliance - Loan term is of 31 years (372 months), Note document shows 372 months which do not include 12 months of Interest only period.: Loan term is of 31 years (372 months), Note document shows 372 months which do not include 12 months of Interest only period.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which does not match the actual P&I of [Redacted] that is inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which does not match the actual P&I of [Redacted] that is inclusive of interest for first 12 months.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which does not match the actual P&I of [Redacted] that is inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which does not match the actual P&I of [Redacted] that is inclusive of interest for first 12 months.
Federal Compliance - Loan origination Fee was disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. No valid change of circumstance or cure for borrower provided.: Loan origination Fee was disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. No valid change of circumstance or cure for borrower provided.
Federal Compliance - Loan Discount Points Fee disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. No valid change of circumstance or cure for borrower provided.: Loan Discount Points Fee disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. No valid change of circumstance or cure for borrower provided.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100118	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.74% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: -
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
Miscellaneous Compliance - 3rd page of the Final CD is missing: 3rd page of the Final CD is missing
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment  which do not match as it's inclusive of interest for first 18 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment  which do not match as it's inclusive of interest for first 18 months.
Federal Compliance - The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Page 3 of the final closing disclosure is missing.: Page 3 of the final closing disclosure is missing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment  which do not match as it's inclusive of interest for first 18 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment  which do not match as it's inclusive of interest for first 18 months.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment  which do not match as it's inclusive of interest for first 18 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment  which do not match as it's inclusive of interest for first 18 months.
Federal Compliance - The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] 0.00.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100119	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 24.28675% matches with AUS	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other).  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted] .: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted] .
Federal Compliance - Evidence of receipt prior to 3 business days of closing is missing.: Evidence of receipt prior to 3 business days of closing is missing.
Federal Compliance - Application date is [Redacted] and disclosure  was dated [Redacted].: Application date is [Redacted] and disclosure  was dated [Redacted].
Federal Compliance - Loan is 1 year Interest only 6/6 months Adjustable Rate Mortgage: Loan is 1 year Interest only 6/6 months Adjustable Rate Mortgage
Federal Compliance - Loan is 1 year Interest only 6/6 months Adjustable Rate Mortgage: Loan is 1 year Interest only 6/6 months Adjustable Rate Mortgage
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted].: Application date was [Redacted] and Loan Estimate was issued [Redacted].
Federal Compliance - Attorney's Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Attorney's Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - Home Inspection Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Home Inspection Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - Survey Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Survey Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - Loan Origination Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Loan Origination Fee was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100120	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Document Error - An interim Closing Disclosure was generated with an Issue Date of [Redacted].  The document was electronically signed by the borrower(s) on [Redacted].: An interim Closing Disclosure was generated with an Issue Date of [Redacted].  The document was electronically signed by the borrower(s) on [Redacted].
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - First change frequency disclosed on final Closing Disclosure is in 72 mo.  Calculated first change frequency is in 73 mo.: First change frequency disclosed on final Closing Disclosure is in 72 mo.  Calculated first change frequency is in 73 mo.
Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.
Federal Compliance - Disclosed Total of Payments of [Redacted] differs from calculated total of [Redacted], a difference of [Redacted], which exceeds tolerance.: Disclosed Total of Payments of [Redacted] differs from calculated total of [Redacted], a difference of [Redacted], which exceeds tolerance.
Federal Compliance - Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.: Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100121	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Creditor did not provide a copy of valuation to applicant withing three (3) business days prior to consummation.: Creditor did not provide a copy of valuation to applicant withing three (3) business days prior to consummation.
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Initial Escrow Account Disclosure is missing.: Initial Escrow Account Disclosure is missing.
Federal Compliance - Waterfall due to Initial Escrow Account Disclosure is missing.: Waterfall due to Initial Escrow Account Disclosure is missing.
Federal Compliance - Waterfall due to Initial Escrow Account Disclosure is missing.: Waterfall due to Initial Escrow Account Disclosure is missing.
Federal Compliance - Waterfall due to Initial Escrow Account Disclosure is missing.: Waterfall due to Initial Escrow Account Disclosure is missing.
Federal Compliance - Waterfall due to Initial Escrow Account Disclosure is missing.: Waterfall due to Initial Escrow Account Disclosure is missing.
Federal Compliance - Finance charge is understated by [Redacted].: Finance charge is understated by [Redacted].
Federal Compliance - The disclosed total of payments is under discloed by [Redacted].: The disclosed total of payments is under discloed by [Redacted].
Federal Compliance - Waterfall due to Initial Escrow Account Disclosure is missing.: Waterfall due to Initial Escrow Account Disclosure is missing.
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100122	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.68% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Restated as Non QM: Restated as Non QM Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100123	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.29% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of 45.29256% and based on 1026.43(e) of 47.79715% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI of 45.29% which exceeds the maximum of 43%.: Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI of 45.29% which exceeds the maximum of 43%.
Federal Compliance - Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI of 45.29% which exceeds the maximum of 43%.: Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI of 45.29% which exceeds the maximum of 43%.
Federal Compliance - DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.: DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100124	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Initial 1003 application state application date [Redacted]: Initial 1003 application state application date [Redacted]
Federal Compliance - Initial 1003 application state application date [Redacted]: Initial 1003 application state application date [Redacted]
Federal Compliance - Initial 1003 application state application date [Redacted]: Initial 1003 application state application date [Redacted]
Federal Compliance - Initial 1003 application state application date [Redacted]: Initial 1003 application state application date [Redacted]
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.: DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - Initial 1003 application state application date [Redacted]: Initial 1003 application state application date [Redacted]
Federal Compliance - Record fee amount increased from $304 to $275 without a valid change in circumstance. Cure was not provided at closing.: Record fee amount increased from $304 to $275 without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - Survey Fee of [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Survey Fee of [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100125	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client requested loan designation restatement to NonQM.: Client requested loan designation restatement to NonQM.
Federal Compliance - Initial escrow account statement was not provided to the borrower: Initial escrow account statement was not provided to the borrower
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - difference due to construction phase: difference due to construction phase
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - P&I difference due to construction phase.: P&I difference due to construction phase.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
Federal Compliance - The Tax Certificate Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Tax Certificate Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - The Loan Discount Points Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Loan Discount Points Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100126	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	All the values are updated as per the document	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an AIR Table when not permissible.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,3[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $2,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $2,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Flood Insurance is not escrowed.: Flood Insurance is not escrowed.
Federal Compliance - Missing initial statement.: Missing initial statement.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an AIR Table when not permissible.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an AIR Table when not permissible.
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/297: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/297
Federal Compliance - Finance Charge understated by $1364638.36 No compliance report or high-cost analysis is included in the file. Missing itemization of $0 lender credit.: Finance Charge understated by $1364638.36 No compliance report or high-cost analysis is included in the file. Missing itemization of $0 lender credit.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - The final Closing Disclosure issued on [Redacted] page 1 disclosed a principal and interest payment on [Redacted], which does not match the Note P&I of [Redacted].: The final Closing Disclosure issued on [Redacted] page 1 disclosed a principal and interest payment on [Redacted], which does not match the Note P&I of [Redacted].
Federal Compliance - The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.: The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.
Federal Compliance - The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.: The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100127	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI. Investor's qualifying DTI: 36.34023% and QM qualifying DTI: 40.36307%.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 0.00000% compared to the actual APR at consummation of 4.22415% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.90700% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.22415% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,1[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - APR of 3.90700% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.22415% outside of 0.250% tolerance.: APR of 3.90700% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.22415% outside of 0.250% tolerance.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.
Federal Compliance - Yearly Tax Expenses used to qualify was [Redacted]/year but the Tax Cert reflects [Redacted]/year causing the discrepancy.: Yearly Tax Expenses used to qualify was [Redacted]/year but the Tax Cert reflects [Redacted]/year causing the discrepancy.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,1[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,1[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Loan Estimate provided electronically without an E-sign consent.: Loan Estimate provided electronically without an E-sign consent.
Federal Compliance - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation: Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100128	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The calculated DTI 21.15273% is less than the DTI disclosed on the AUS.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - Difference due to construction phase: Difference due to construction phase
Federal Compliance - Difference due to construction phase: Difference due to construction phase
Federal Compliance - Difference due to construction phase: Difference due to construction phase
Federal Compliance - Difference due to construction phase: Difference due to construction phase
Federal Compliance - Difference due to construction phase: Difference due to construction phase
Federal Compliance - Difference due to construction phase: Difference due to construction phase
Federal Compliance - The Final CD indicates will have escrow. However, page 4 does not disclose the Escrowed Property Costs over year 1 amount.: The Final CD indicates will have escrow. However, page 4 does not disclose the Escrowed Property Costs over year 1 amount.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100129	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 25.01112%, QM qualifying DTI: 39.21227%	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.: Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Fin[Redacted]022): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Fin[Redacted]022)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100130	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.85% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client restated loan designation to NonQM. However, the NonQM qualifying method calculated a DTI of 45.85% which exceeds the ATR maximum allowable of 43%.: Client restated loan designation to NonQM. However, the NonQM qualifying method calculated a DTI of 45.85% which exceeds the ATR maximum allowable of 43%.
Federal Compliance - Client restated loan designation to NonQM.  However, the NonQM qualifying method calculated a DTI of 45.85% which exceeds the ATR maximum allowable of 43%.: Client restated loan designation to NonQM.  However, the NonQM qualifying method calculated a DTI of 45.85% which exceeds the ATR maximum allowable of 43%.
Federal Compliance - Note reflects 6 month adjustments, Final CD page four (4) reflects subsequent changes of 12 months.: Note reflects 6 month adjustments, Final CD page four (4) reflects subsequent changes of 12 months.
Federal Compliance - Page one (1) of the Final CD indicates there will be escrows; however pages two (2) and four (4) does not indicate escrows.: Page one (1) of the Final CD indicates there will be escrows; however pages two (2) and four (4) does not indicate escrows.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream (1) that does not match the actual total payment for the loan. Due to payment stream (1) is for an interest only period.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream (1) that does not match the actual total payment for the loan. Due to payment stream (1) is for an interest only period.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Recording Fee increased to [Redacted] without a valid change of circumstance. Insufficient or no cure was provided to the borrower.: Recording Fee increased to [Redacted] without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100131	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of ___ is greater than Guideline maximum loan amount of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Lender exception was requested at origination for borrower has applied for a single close construction loan on XXXX ARMSC with a loan amount of [Redacted] with credit score of 701, no compensating factors were listed. Single close guidelines limit the maximum loan amount with a credit score of less than 720 to [Redacted]. Calculated first year P&I is [Redacted] which do not match with the P&I of [Redacted] as it's inclusive of interest for first 12 months.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Verification appraisal was delivered to borrower was not provided.: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.: The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the Closing disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Evidence of earlier borrower receipt was not found in file.: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - Evidence of earlier borrower receipt was not found in file.: Evidence of earlier borrower receipt was not found in file.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100132	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 32.51751% QM qualifying DTI: 34.16237% DTI Calculated as per available document in file	2	[2] General Appraisal Requirements - Valuation Error: Unable to determine construction status.	The appraisal indicates that the subject construction status is Existing, but the provided subject photos do not agree and indicate a Proposed construction status.	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (
Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing
Federal Compliance - Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.: Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - CD data input per CD provided.: CD data input per CD provided.
Federal Compliance - CD data input per CD provided.: CD data input per CD provided.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2026-HYB1-100133	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Discrepancy is due to qualifying rate used for QM loan (Max Rate Five Year Periodic P&I) vs. Note rate as required in program guidelines.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - First change frequency disclosed on final Closing Disclosure is in 78 mo. Calculated first change frequency is in 79 mo.: First change frequency disclosed on final Closing Disclosure is in 78 mo. Calculated first change frequency is in 79 mo.
Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - Final interest only payment disclosed on final Closing Disclosure is in 18 mo.  Calculated final interest only payment is in 19 mo.: Final interest only payment disclosed on final Closing Disclosure is in 18 mo.  Calculated final interest only payment is in 19 mo.
Federal Compliance - The product disclosed on the final Closing Disclosure is 18 Month Interest Only, Adjustable Rate, however, the calculated product description is 18 Month Interest Only, 6.5/6 Adjustable Rate.: The product disclosed on the final Closing Disclosure is 18 Month Interest Only, Adjustable Rate, however, the calculated product description is 18 Month Interest Only, 6.5/6 Adjustable Rate.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100134	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI discrepancy due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100135	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI discrepancy due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 891.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan is a Construction to Perm loan with 11 months interest only.: Loan is a Construction to Perm loan with 11 months interest only.
Federal Compliance - Page 1 of the Closing Disclosure dated [Redacted] does not reflect whether taxes/insurance will be escrowed.: Page 1 of the Closing Disclosure dated [Redacted] does not reflect whether taxes/insurance will be escrowed.
Federal Compliance - Loan is a Construction to Perm loan with 11 months interest only.: Loan is a Construction to Perm loan with 11 months interest only.
Federal Compliance - Appraisal Fee increased on Closing Disclosure dated [Redacted]XXXX with no valid change evident.: Appraisal Fee increased on Closing Disclosure dated [Redacted]XXXX with no valid change evident.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100136	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, paystub provided was dated more than 90 days prior to closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Application Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM disclosure provided to borrower on [Redacted], application date 1[Redacted].: ARM disclosure provided to borrower on [Redacted], application date 1[Redacted].
Federal Compliance - CHARM disclosure provided to borrower on [Redacted], application date 1[Redacted].: CHARM disclosure provided to borrower on [Redacted], application date 1[Redacted].
Federal Compliance - Loan is NonQM.: Loan is NonQM.
Federal Compliance - Right to receive a copy of the Appraisal Disclosure dated [Redacted]as not within 3 days of the loan application date [Redacted]: Right to receive a copy of the Appraisal Disclosure dated [Redacted]as not within 3 days of the loan application date [Redacted]
Federal Compliance - Paystub is greater than 60 days but less than 120 days.: Paystub is greater than 60 days but less than 120 days.
Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - List of Homeownership Counseling Organizations is not provided to borrower: List of Homeownership Counseling Organizations is not provided to borrower
Federal Compliance - Loan is 1 Year Interest only, 6/6 month Adjustable rate: Loan is 1 Year Interest only, 6/6 month Adjustable rate
Federal Compliance - Escrow payment on payment stream 1 is [Redacted] whereas actual payment is [Redacted]: Escrow payment on payment stream 1 is [Redacted] whereas actual payment is [Redacted]
Federal Compliance - Escrow payment on payment stream 1 is [Redacted] whereas actual payment is [Redacted]: Escrow payment on payment stream 1 is [Redacted] whereas actual payment is [Redacted]
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Loan is 1 Year Interest only, 6/6 month Adjustable rate: Loan is 1 Year Interest only, 6/6 month Adjustable rate
Federal Compliance - Loan is 1 Year Interest only, 6/6 month Adjustable rate: Loan is 1 Year Interest only, 6/6 month Adjustable rate
Federal Compliance - Loan Product updated as per Final CD: Loan Product updated as per Final CD
Federal Compliance - Mortgage Insurance was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Mortgage Insurance was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - Loan Discount Points was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Loan Discount Points was disclosed on initial Loan estimate as [Redacted] but disclosed on final Closing Disclosure [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	REVIEWER - GENERAL COMMENT [Redacted]: Based on recent outside counsel guidance, inco[Redacted] set documentation exception re-graded to EV2-B with sufficient compensating factors identified by client review based on documentation obtained pre-close.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100137	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: -	The vvoe was dated [Redacted] which was not within 10 calendar days of [Redacted]losing.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.14% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three days of application.: ARM loan program disclosure not provided to the borrower within three days of application.
Federal Compliance - CHARM Booklet, not provided to the borrower within three days of application.: CHARM Booklet, not provided to the borrower within three days of application.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Verification of appraisal was not provided.: Verification of appraisal was not provided.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - List of Homeownership Counseling is missing in the file: List of Homeownership Counseling is missing in the file
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.	REVIEWER - WAIVED COMMENT [Redacted]: Client redesignated to NonQM.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100138	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI difference due to qualification method.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Recording Fee was added on closing disclosure issued [Redacted].No coc found in file: Recording Fee was added on closing disclosure issued [Redacted].No coc found in file
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100139	Second Home	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.19100% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the subject lien note.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the subject lien note.
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
or: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
or
Federal Compliance - Closing Disclosure page 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure page 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - Closing Disclosure page2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure page2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100140	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI 34.63% is less than the QM DTI 36.55% due to QM qualifying method used. .	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment (AP) Table (pg 4) - one of these has occurred: Subsequent Changes does not support the subsequent changes per the actual terms of the loan.: Adjustable Payment (AP) Table (pg 4) - one of these has occurred: Subsequent Changes does not support the subsequent changes per the actual terms of the loan.
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.: Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.
Federal Compliance - Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.: Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.
Federal Compliance - "Projected Payments section/first paystream (pg 1) - Estimated Total Payment Min does not match the calculated P&I + calculatedMI + Estimated Escrow. ": "Projected Payments section/first paystream (pg 1) - Estimated Total Payment Min does not match the calculated P&I + calculatedMI + Estimated Escrow. "
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Loan Terms section (pg 1) - "Interest Only until" term and/or frequency is does not match the terms of the note.: Loan Terms section (pg 1) - "Interest Only until" term and/or frequency is does not match the terms of the note.
Federal Compliance - "Projected Payments section (pg 1) - one of these occurred: This estimate includes: ""Property Taxes"" is not checked and either ""Yes"" or ""Some"" has been chosen for the ""In escrow?"" dropdown;": "Projected Payments section (pg 1) - one of these occurred: This estimate includes: ""Property Taxes"" is not checked and either ""Yes"" or ""Some"" has been chosen for the ""In escrow?"" dropdown;"
Federal Compliance - "Escrow Account section (pg 4) - one of the these occurred: ""will not have an escrow account"" box was not checked, yet there are no escrows collected in Other Costs/section G. Initial Escrow Payment at Closing (pg 2);: "Escrow Account section (pg 4) - one of the these occurred: ""will not have an escrow account"" box was not checked, yet there are no escrows collected in Other Costs/section G. Initial Escrow Payment at Closing (pg 2);
Federal Compliance - "Escrow Account section (pg 4) - one of the these occurred: ""will not have an escrow account"" box was not checked, yet there are no escrows collected in Other Costs/section G. Initial Escrow Payment at Closing (pg 2);: "Escrow Account section (pg 4) - one of the these occurred: ""will not have an escrow account"" box was not checked, yet there are no escrows collected in Other Costs/section G. Initial Escrow Payment at Closing (pg 2);
Federal Compliance - Loan Origination Fee was last disclosed as $10,200 on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [Redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.: Loan Origination Fee was last disclosed as $10,200 on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [Redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100141	Second Home	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI is calculated as per borrowers income & expenses.	1	2	[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Loan Term mis-match with final closing disclosure.: Loan Term mis-match with final closing disclosure.
Federal Compliance - Loan Term mis-match with final closing disclosure.: Loan Term mis-match with final closing disclosure.
Federal Compliance - Product on final CD does not match.: Product on final CD does not match.
Federal Compliance - Will not have escrow for the 1st 12 month until interest only period.: Will not have escrow for the 1st 12 month until interest only period.
Federal Compliance - Will not have escrow for the 1st 12 month until interest only period.: Will not have escrow for the 1st 12 month until interest only period.
Federal Compliance - Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing: Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100142	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Loan is a Construction to Perm loan with 11 months interest only.: Loan is a Construction to Perm loan with 11 months interest only.
Federal Compliance - Loan is a Construction to Perm loan with 11 months interest only.: Loan is a Construction to Perm loan with 11 months interest only.
Federal Compliance - Page 1 of CD indicates escrows; however, page 2 no escrows collected for hazard insurance.: Page 1 of CD indicates escrows; however, page 2 no escrows collected for hazard insurance.
Federal Compliance - Loan is a Construction to Perm loan with 11 months interest only.: Loan is a Construction to Perm loan with 11 months interest only.
Federal Compliance - Final CD reflects no property taxes are escrowed on page 1, page 2 does not reflect escrows collected.: Final CD reflects no property taxes are escrowed on page 1, page 2 does not reflect escrows collected.
Federal Compliance - Closing Disclosure pages 1 escrows, however page 2 indicates no escrows.: Closing Disclosure pages 1 escrows, however page 2 indicates no escrows.
Federal Compliance - Closing Disclosure pages 1 escrows, however page 2 indicates no escrows.: Closing Disclosure pages 1 escrows, however page 2 indicates no escrows.
Federal Compliance - Loan Discount Points added to Closing Disclosure dated[Redacted] with no evidence of a valid change of circumstance.: Loan Discount Points added to Closing Disclosure dated[Redacted] with no evidence of a valid change of circumstance.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100143	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Appraisal delivery receipt is not provided to the borrower.: Appraisal delivery receipt is not provided to the borrower.
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value.
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Homeowners Insurance is included in escrow.: Homeowners Insurance is included in escrow.
Federal Compliance - Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
Federal Compliance - Initial 1[Redacted]XXXX Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Initial 1[Redacted]XXXX Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100144	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Guidelines qualified using the start rate, QM qualifies using Max 5 year rate.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,7[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,7[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - AIR table on Final Closing Disclosure indicate First change starts on 78th month.: AIR table on Final Closing Disclosure indicate First change starts on 78th month.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100145	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022)
Federal Compliance - Survey Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.: Survey Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100146	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client restated loan designation to NonQM. The guidelines required qualification method of the note rate which differs from the NonQM qualification method.: Client restated loan designation to NonQM. The guidelines required qualification method of the note rate which differs from the NonQM qualification method.
Federal Compliance - Client restated loan designation to NonQM.  The guidelines required qualification method of the note rate which differs from the NonQM qualification method.: Client restated loan designation to NonQM.  The guidelines required qualification method of the note rate which differs from the NonQM qualification method.
Federal Compliance - djustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: djustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Fee was added on closing disclosure issued [Redacted], change of circumstance stated loan amount changed, however points were increased outside of ratio.: Fee was added on closing disclosure issued [Redacted], change of circumstance stated loan amount changed, however points were increased outside of ratio.
Federal Compliance - Fee was added on closing disclosure issued [Redacted], change of circumstance stated loan amount changed, however points were increased outside of ratio.: Fee was added on closing disclosure issued [Redacted], change of circumstance stated loan amount changed, however points were increased outside of ratio.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100147	Primary	Construction-Permanent	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Missing income documentation.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an Initial Interest Rate that does not match the actual initial interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client elects to restate designation.: Client elects to restate designation.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note. (12 months interest only vs 1 year interest only 11/1 mo adjustable rate).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note. (12 months interest only vs 1 year interest only 11/1 mo adjustable rate).
Federal Compliance - Waterfall due to APR: Waterfall due to APR
Federal Compliance - Waterfall due to APR: Waterfall due to APR
Federal Compliance - Waterfall due to APR: Waterfall due to APR	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100148	Primary	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Lender approved exception to allow 710 FICO ..Calculated investor qualifying total debt ratio of 53.30938% exceeds Guideline total debt ratio of 43.00000%.-Calculated investor qualifying total debt ratio of 53.30938% exceeds Guideline total debt ratio of 43.00000%.	REVIEWER - RE-GRADED COMMENT [Redacted]: Client elects to downgrade and waive. The representative FICO score is above 680 with compnesating factor. Decision System: D[Redacted] O. Representative FICO: 710 REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 48.45018% exceeds Guideline total debt ratio of 43.00000%. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to regrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.89609% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client elected to waive and downgrade exceptions, and restate to NonQM.: Client elected to waive and downgrade exceptions, and restate to NonQM.
Federal Compliance - Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI which exceeds the ATR maximum allowable of 43%.: Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI which exceeds the ATR maximum allowable of 43%.
Federal Compliance - Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI which exceeds the ATR maximum allowable of 43%.: Client restated loan designation to NonQM.  The NonQM qualification method derived a DTI which exceeds the ATR maximum allowable of 43%.
Federal Compliance - Final Closing Disclosure provided disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Closing Disclosure pages 1 and 2 indicates  taxes and insurance are escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure pages 1 and 2 indicates  taxes and insurance are escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Closing Disclosure pages 1 indicate taxes and insurance are in  escrows however page 2 indicates there no escrow  fees: Closing Disclosure pages 1 indicate taxes and insurance are in  escrows however page 2 indicates there no escrow  fees
Federal Compliance - Fi: Fi
Federal Compliance - Document Preparation Fee was increased of $25 on closing disclosure dated [Redacted] with no change of circumstance. Insufficient or no cure was provided to the borrower: Document Preparation Fee was increased of $25 on closing disclosure dated [Redacted] with no change of circumstance. Insufficient or no cure was provided to the borrower
Federal Compliance - Loan Discount Points was added on closing disclosure issued [Redacted] with no change evident. Require provide Cure of [Redacted]: Loan Discount Points was added on closing disclosure issued [Redacted] with no change evident. Require provide Cure of [Redacted]	SELLER - GENERAL COMMENT [Redacted]: The [Redacted] liability was not included as the debt because it would have been paid in full in less than 10 months. See documentation under Credit Explanation for [Redacted] Statements. 12 month of payments were provided as evidence that the primary obligor was making payments on the loan and there was no history of delinquency, therefore, the [Redacted] payment was omitted from the DTI in accordance with our Underwriting policy. DTI was below 43%. REVIEWER - WAIVED COMMENT [Redacted]: The client elects to regrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100149	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Note reflects 6 month adjustments, Final CD page four (4) reflects subsequent changes of 18 months.: Note reflects 6 month adjustments, Final CD page four (4) reflects subsequent changes of 18 months.
Federal Compliance - Final Closing disclosure shows subject loan opted to have an escrow account, however the final escrow disclosure is missing.: Final Closing disclosure shows subject loan opted to have an escrow account, however the final escrow disclosure is missing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Page one (1) of Final Closing Disclosure indicates hazard insurance escrow; however, page two (2) does not indicate escrows collected for hazard insurance.: Page one (1) of Final Closing Disclosure indicates hazard insurance escrow; however, page two (2) does not indicate escrows collected for hazard insurance.
Federal Compliance - The final closing disclosure does not match the actual loan term for this loan.  The loan term reflected on the disclosure is 3 months.: The final closing disclosure does not match the actual loan term for this loan.  The loan term reflected on the disclosure is 3 months.
Federal Compliance - Final Closing disclosure shows subject loan opted to have an escrow account, however the final escrow disclosure is missing.: Final Closing disclosure shows subject loan opted to have an escrow account, however the final escrow disclosure is missing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan. (ProjSeq:4/2979652): Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan. (ProjSeq:4/2979652)
Federal Compliance - Page one (1) of Final Closing Disclosure indicates taxes escrow; however, page two (2) does not indicate escrows collected for taxes.: Page one (1) of Final Closing Disclosure indicates taxes escrow; however, page two (2) does not indicate escrows collected for taxes.
Federal Compliance - Loan Origination fee increased on [Redacted]oan Estimate and again on[Redacted]Closing Disclosure with no valid change evident.: Loan Origination fee increased on [Redacted]oan Estimate and again on[Redacted]Closing Disclosure with no valid change evident.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100150	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	CLTV based on appraised value of $1,6[Redacted] exceeds 70% guideline. LTV based on appraised value of $1,6[Redacted] exceeds 70% guideline.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - Neither evidence of delivery of final appraisal nor compliant acknowledgment of receipt signed at closing provided.: Neither evidence of delivery of final appraisal nor compliant acknowledgment of receipt signed at closing provided. Federal Compliance - Neither evidence of delivery of initial appraisal nor compliant acknowledgment of receipt signed at closing provided.: Neither evidence of delivery of initial appraisal nor compliant acknowledgment of receipt signed at closing provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100151	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 47.23556% exceeds Guideline total debt ratio of 43.00000%.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.23556% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower.: ARM loan program disclosure not provided to the borrower.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.: Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
Federal Compliance - Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100152	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI of 45.48055 exceeds Guidelines total debt ratio of 43.0000%.	REVIEWER - GENERAL COMMENT [Redacted]: The loan was approved with a DTI of 45.48055% which exceeds the guideline maximum allowable of 43%. SELLER - GENERAL COMMENT [Redacted]: This loan was underwritten in accordance with Agency Guidelines and did not use [Redacted] Underwriting standards. LP shows that this was agency eligible with a DTI of 45%. LP is located in Underwriting Documents dated[Redacted]. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.48055% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Client waived and downgraded and redesignated.: Client waived and downgraded and redesignated.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - The disclosure was provided [Redacted]nd application date is 0[Redacted].: The disclosure was provided [Redacted]nd application date is 0[Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100153	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.06% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Disclosure provided [Redacted]as not within 3 days of application 1[Redacted].: Disclosure provided [Redacted]as not within 3 days of application 1[Redacted].
Federal Compliance - CHARM Booklet provided [Redacted]as not within 3 days of application 1[Redacted].: CHARM Booklet provided [Redacted]as not within 3 days of application 1[Redacted].
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - [Redacted]eceipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted]pplication.: [Redacted]eceipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted]pplication.
Federal Compliance - Missing evidence of appraisal receipt.: Missing evidence of appraisal receipt.
Federal Compliance - Missing evidence of appraisal receipt.: Missing evidence of appraisal receipt.
Federal Compliance - Client requested restatement of loan designation to NonQM.  However, the NonQM qualifying method derived a DTI of 45.06% which exceeds the Guideline maximum allowable of 43%.: Client requested restatement of loan designation to NonQM.  However, the NonQM qualifying method derived a DTI of 45.06% which exceeds the Guideline maximum allowable of 43%.
Federal Compliance - Client requested restatement of loan designation to NonQM.  However, the NonQM qualifying method derived a DTI of 45.06% which exceeds the Guideline maximum allowable of 43%.: Client requested restatement of loan designation to NonQM.  However, the NonQM qualifying method derived a DTI of 45.06% which exceeds the Guideline maximum allowable of 43%.
Federal Compliance - Application date is [Redacted]nd disclosure was dated 1[Redacted].: Application date is [Redacted]nd disclosure was dated 1[Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - Application date was [Redacted]nd Loan Estimate was issued 1[Redacted].: Application date was [Redacted]nd Loan Estimate was issued 1[Redacted].
Federal Compliance - Loan Origination Fee increased on [Redacted] without a valid change in circumstance. Cure was not provided at closing.: Loan Origination Fee increased on [Redacted] without a valid change in circumstance. Cure was not provided at closing.	REVIEWER - WAIVED COMMENT [Redacted]: Client requested restatement of loan designation to NonQM. REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100154	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - The client requested restatement of the loan designation to NonQM.: The client requested restatement of the loan designation to NonQM.
Federal Compliance - Note reflects 6 moth adjustments, Final CD reflects subsequent changes of every month.: Note reflects 6 moth adjustments, Final CD reflects subsequent changes of every month.
Federal Compliance - Final CD discloses a payment higher that does not match the actual terms for the loan.: Final CD discloses a payment higher that does not match the actual terms for the loan.
Federal Compliance - Final CD states a payment in paystream 4  that does not match the actual payment for the loan.: Final CD states a payment in paystream 4  that does not match the actual payment for the loan.
Federal Compliance - Final CD states a payment in paystream 3  that does not match the actual payment for the loan.: Final CD states a payment in paystream 3  that does not match the actual payment for the loan.
Federal Compliance - Final CD discloses a payment higher that does not match the actual terms for the loan.: Final CD discloses a payment higher that does not match the actual terms for the loan.
Federal Compliance - Final CD discloses a payment higher that does not match the actual terms for the loan.: Final CD discloses a payment higher that does not match the actual terms for the loan.
Federal Compliance - Final CD discloses a payment higher that does not match the actual terms for the loan.: Final CD discloses a payment higher that does not match the actual terms for the loan.
Federal Compliance - Final CD states a payment in paystream 4  that does not match the actual payment for the loan.: Final CD states a payment in paystream 4  that does not match the actual payment for the loan.
Federal Compliance - Final CD states a payment in paystream 3  that does not match the actual payment for the loan.: Final CD states a payment in paystream 3  that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold. (Fin[Redacted]XXXX)
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold. (Fin[Redacted]XXXX)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100155	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Waterfall due to DTI exceeds to the guideline required using the start rate/Note rate and qualified mortgage qualifying rate method of Max Rate Five Periodic P & I: Waterfall due to DTI exceeds to the guideline required using the start rate/Note rate and qualified mortgage qualifying rate method of Max Rate Five Periodic P & I
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow, but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow, but nothing was collected or noted on page 2.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100156	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 44.03069% and based on 1026.43(c)(5) of 46.73% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 6.41300% compared to the actual APR at consummation of 6.69138% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Verification of the borrower's receipt of the appraisal was missing from the file.: Verification of the borrower's receipt of the appraisal was missing from the file.
Federal Compliance - The client requested restatement of loan designation to NonQM.: The client requested restatement of loan designation to NonQM.
Federal Compliance - The client requested restatement of loan designation to NonQM.  However, the NonQM qualifying method derived a DTI of 46.73% which exceeds the guideline maximum allowable of 43%.: The client requested restatement of loan designation to NonQM.  However, the NonQM qualifying method derived a DTI of 46.73% which exceeds the guideline maximum allowable of 43%.
Federal Compliance - Updated as per document and Guidelines.: Updated as per document and Guidelines.
Federal Compliance - Updated as per document and Guidelines.: Updated as per document and Guidelines.
Federal Compliance - Updated as per document and Guidelines.: Updated as per document and Guidelines.
Federal Compliance - Final Closing Disclosure disclosed an amount financed of $[Redacted]; calculated amount financed is $[Redacted]ariance is $-33326.38.: Final Closing Disclosure disclosed an amount financed of $[Redacted]; calculated amount financed is $[Redacted]ariance is $-33326.38.
Federal Compliance - Updated as per document and Guidelines.: Updated as per document and Guidelines.
Federal Compliance - Updated as per document and Guidelines.: Updated as per document and Guidelines.
Federal Compliance - Lender credit was last disclosed as -[Redacted] on the Loan Estimate but was disclosed as -[Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Lender credit was last disclosed as -[Redacted] on the Loan Estimate but was disclosed as -[Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	REVIEWER - WAIVED COMMENT [Redacted]: The client elects to waive. REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waiv[Redacted] owngrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100157	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client requested loan designation restatement to NonQM.: Client requested loan designation restatement to NonQM.
Federal Compliance - Client requested loan designation restatement to NonQM.: Client requested loan designation restatement to NonQM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Page 1 of the Final CD shows taxes and some of Insurnace are included in escrows, but nothing was collected or noted on page 2.: Page 1 of the Final CD shows taxes and some of Insurnace are included in escrows, but nothing was collected or noted on page 2.
Federal Compliance - E-Consent was authenticated[Redacted] but accepted[Redacted].: E-Consent was authenticated[Redacted] but accepted[Redacted].
Federal Compliance - Appraisal Fee increased on Loan Estimate[Redacted], with no valid change evident.: Appraisal Fee increased on Loan Estimate[Redacted], with no valid change evident.
Federal Compliance - Discount points increased on Closing Disclosure dated[Redacted] with no valid change evident.: Discount points increased on Closing Disclosure dated[Redacted] with no valid change evident.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100158	Primary	Construction	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - The client requested loan designation restatement to NonQM.: The client requested loan designation restatement to NonQM.
Federal Compliance - The client requested loan designation restatement to NonQM.: The client requested loan designation restatement to NonQM.
Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.
Federal Compliance - Minimum payment for payment stream 4 disclosed on final Closing Disclosure is [Redacted]Calculated minimum payment is $2,342.: Minimum payment for payment stream 4 disclosed on final Closing Disclosure is [Redacted]Calculated minimum payment is $2,342.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100159	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client re-designated to Non-QM: Client re-designated to Non-QM Federal Compliance - Client re-designated to Non-QM: Client re-designated to Non-QM Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100160	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.50827% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4
Federal Compliance - The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redacted] on page 4; however the HOA dues are [Redacted] per year.: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redacted] on page 4; however the HOA dues are [Redacted] per year.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Fee was added on closing disclosure issued [Redacted], with no change evident.: Fee was added on closing disclosure issued [Redacted], with no change evident.
Federal Compliance - Fee was added on closing disclosure issued [Redacted], change of circumstance stated loan amount changed, however points were increased outside of ratio.: Fee was added on closing disclosure issued [Redacted], change of circumstance stated loan amount changed, however points were increased outside of ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100161	Primary	Refinance Rate/Term	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___ [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline requires using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 40.61212% QM qualifying DTI: 46.12730%	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.52% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Due to missing information on note page.  Elevated compliance review required.: Due to missing information on note page.  Elevated compliance review required.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - The final Closing Disclosure page 1 disclosed a principal and interest payment of [Redacted], which does not match the Note P&I of [Redacted].: The final Closing Disclosure page 1 disclosed a principal and interest payment of [Redacted], which does not match the Note P&I of [Redacted].
Federal Compliance - Lender credit was last disclosed as -[Redacted] on the Loan Estimate, but was disclosed as -[Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of -[Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Lender credit was last disclosed as -[Redacted] on the Loan Estimate, but was disclosed as -[Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of -[Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Federal Compliance - 10% fee violation due to an increase in the fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: 10% fee violation due to an increase in the fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100162	Primary	Construction-Permanent	Non QM	3	3	[3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Final Title Policy Amount of $1,0[Redacted] is less than the note amount of $1,0[Redacted] based on the Final in file.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100163	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 46.08% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the first adjustment.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2972637): Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2972637)
Federal Compliance - Final Closing Disclosure did not disclose the due date of the first adjustment.: Final Closing Disclosure did not disclose the due date of the first adjustment.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Fin[Redacted]XXXX): Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Page 1 of the Final Closing Disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Final Closing Disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Fee added to [Redacted] Closing Disclosure with no valid change evident.: Fee added to [Redacted] Closing Disclosure with no valid change evident.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100164	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	DTI exceeds due to the required Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I and REO calculations. DTI exceeds due to the required Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I and REO calculations.	REVIEWER - WAIVED COMMENT [Redacted]: Client re-designated loan to Non QM. REVIEWER - WAIVED COMMENT [Redacted]: Client re-designated loan to Non QM.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Application date was [Redacted] and ARM disclosure was issued [Redacted].: Application date was [Redacted] and ARM disclosure was issued [Redacted].
Federal Compliance - Application date was [Redacted] and CHARM disclosure was issued [Redacted].: Application date was [Redacted] and CHARM disclosure was issued [Redacted].
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].: Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100165	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $2,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $2,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Federal Compliance - The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, However, page 2 did not reflect the escrows were collected: The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, However, page 2 did not reflect the escrows were collected
Federal Compliance - The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected: The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected
Federal Compliance - Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD: Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected: The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected
Federal Compliance - The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected: The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected
Federal Compliance - The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected: The projected payments section on page 1 of the CD indicated the loan would have escrow of both taxes and insurance, however page 2 did not reflect the escrows were collected
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan
Federal Compliance - APR increased on[Redacted]D, this was not within 3 business days of[Redacted]losing date.: APR increased on[Redacted]D, this was not within 3 business days of[Redacted]losing date.
Federal Compliance - Lender credits were disclosed on initial Loan estimate as $-1175 but disclosed but final Closing Disclosure $-11[Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Lender credits were disclosed on initial Loan estimate as $-1175 but disclosed but final Closing Disclosure $-11[Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100166	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100167	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]022): Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]022)
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted]: Application date was [Redacted] and Loan Estimate was issued [Redacted]	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100168	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - The final CD does not reflect escrows for the 1st year of the loan.: The final CD does not reflect escrows for the 1st year of the loan.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final Closing disclosure AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100169	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI exceeds due to the Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Right to receive copy of Appraisal disclosure dated [Redacted] is not within three (3) business days of the loan application date of [Redacted].: Right to receive copy of Appraisal disclosure dated [Redacted] is not within three (3) business days of the loan application date of [Redacted].
Federal Compliance - Application date is [Redacted] and Initial Escrow Account Disclosure date [Redacted] is not within three (3) business days of the application date.: Application date is [Redacted] and Initial Escrow Account Disclosure date [Redacted] is not within three (3) business days of the application date.
Federal Compliance - Missing Initial Escrow Account Statement.: Missing Initial Escrow Account Statement.
Federal Compliance - Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].: Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].
Federal Compliance - Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].: Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].
Federal Compliance - Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].: Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. Due to year one is an Interest only period.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. Due to year one is an Interest only period.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].: Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].
Federal Compliance - Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].: Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].
Federal Compliance - Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].: Terms of the Construction Allonge do not reflect terms disclosed on the Closing Disclosure dated [Redacted].
Federal Compliance - Page one (1) of CD indicates no insurance escrow, however page two (2) includes escrows; collected for hazard insurance.: Page one (1) of CD indicates no insurance escrow, however page two (2) includes escrows; collected for hazard insurance.
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted]: Application date was [Redacted] and Loan Estimate was issued [Redacted]
Federal Compliance - The Tax Certificate fee changed to [Redacted] on the Final Closng Disclosure dated [Redacted].  A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Tax Certificate fee changed to [Redacted] on the Final Closng Disclosure dated [Redacted].  A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - The Survey fee changed to [Redacted] on the Final Closng Disclosure dated [Redacted].  A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Survey fee changed to [Redacted] on the Final Closng Disclosure dated [Redacted].  A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - The Loan Origination fee changed to [Redacted] on the Final Closng Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Loan Origination fee changed to [Redacted] on the Final Closng Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100170	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100171	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI difference due to PITIA from second home for [Redacted] included in the calculation for the DTI and guidelines use start rate/Note rate and QM uses Max Rate Five Year Periodic P&I resulting in exceeding maximum threshold of 43%.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to wai[Redacted] wngrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.37257% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - Loan is Non-QM.: Loan is Non-QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM. PITIA included for borrower's second home.: Client re-designated loan to Non QM. PITIA included for borrower's second home.
Federal Compliance - Loan is 18 months Interest only ARM loan: Loan is 18 months Interest only ARM loan
Federal Compliance - Loan is 18 months Interest only ARM loan: Loan is 18 months Interest only ARM loan
Federal Compliance - Loan is 18 months Interest only ARM loan: Loan is 18 months Interest only ARM loan
Federal Compliance - Initial escrow account statement is not provided: Initial escrow account statement is not provided
Federal Compliance - Initial escrow account statement is not provided: Initial escrow account statement is not provided
Federal Compliance - Initial escrow account statement is not provided: Initial escrow account statement is not provided
Federal Compliance - Initial escrow account statement is not provided: Initial escrow account statement is not provided
Federal Compliance - Initial escrow account statement is not provided: Initial escrow account statement is not provided
Federal Compliance - Loan is 18 months Interest only ARM loan: Loan is 18 months Interest only ARM loan
Federal Compliance - Loan Product updated as per final CD: Loan Product updated as per final CD
Federal Compliance - Initial escrow account statement is not provided: Initial escrow account statement is not provided
Federal Compliance - Initial escrow account statement is not provided: Initial escrow account statement is not provided	REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to wai[Redacted] grade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100172	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall due to the DTIs calculated in accordance with the Lenders Guidelines of 49.13537% significantly exceed the guideline maximum of 43.00%.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 49.13537% and based on 1026.43(c)(5) of 52.32% significantly exceed the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Non-QM loan based on DTI exception waived with compensating factors.: Non-QM loan based on DTI exception waived with compensating factors.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Rate Change Term at 72 months and the calculated change term is 73 months.: Final Closing Disclosure provided on [Redacted] disclosed a First Rate Change Term at 72 months and the calculated change term is 73 months.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed, calculated non escrowed property costs over year 1 is [Redacted].: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed, calculated non escrowed property costs over year 1 is [Redacted].
Federal Compliance - Zero Percent Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Zero Percent Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100173	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI exceeds due to the required Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I and lease payment not being included in the debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waive an[Redacted] egrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.14151% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Loan was initially fixed and on[Redacted] was changed to a 1 Year IO and 6/6 ARM, disclosed[Redacted].: Loan was initially fixed and on[Redacted] was changed to a 1 Year IO and 6/6 ARM, disclosed[Redacted].
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Check Restated Loan Designation Match - General Ability to Repay
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Actual Term as per Note is a 1 year Interest only ARM loan. The Final Closing Disclosure provided on [Redacted] discloses the details of the changes in  the P&I due to variable intertest  changes.: Actual Term as per Note is a 1 year Interest only ARM loan. The Final Closing Disclosure provided on [Redacted] discloses the details of the changes in  the P&I due to variable intertest  changes.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Waterfall due to page 2 not reflecting if escrows have been collected.: Waterfall due to page 2 not reflecting if escrows have been collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] discloses the Product as Refinance as against a Construction to Permanent, which is not a major discrepancy.: Final Closing Disclosure provided on [Redacted] discloses the Product as Refinance as against a Construction to Permanent, which is not a major discrepancy.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive. REVIEWER - WAIVED COMMENT [Redacted]: The client requested restatement of loan designation to NonQM.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100174	Primary	Construction-Permanent	Non QM	2	2	[2] Income Documentation - Income Docs Missing:: - [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Income documentation requirements not met.	Missing the [Redacted] Personal 1040 Tax Returns or evidence of extension. Missing income documentation. The loan file is missing the [Redacted] Personal Tax Returns or evidence of extension. Additionally, missing the most recently file Business Tax Returns for the business listed on the 1003 or evidence the borrower is not greater than 25% owner as declared on the 1003.	SELLER - GENERAL COMMENT [Redacted]: We have [Redacted] and [Redacted] tax returns. Loan closed [Redacted] . We have [Redacted] W2s. REVIEWER - GENERAL COMMENT [Redacted]: Loan closed after [Redacted] . REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client elects to restate designation.: Client elects to restate designation. Federal Compliance - Client elects to restate designation.: Client elects to restate designation. Federal Compliance - Details are correctly updated as per Document: Details are correctly updated as per Document Federal Compliance - Details are correctly updated as per Document: Details are correctly updated as per Document	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100175	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Restated designation per client.: Restated designation per client.
Federal Compliance - Loan Estimate not within 3 days of [Redacted] application.: Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Missing receipt of [Redacted] report, receipt of earlier report was provided.: Missing receipt of [Redacted] report, receipt of earlier report was provided.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Application date was [Redacted] and loan estimate was issued [Redacted].: Application date was [Redacted] and loan estimate was issued [Redacted].	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100176	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. Lender approved exception for not meeting 6 months reserves per guidelines. Compensating Factors: Substantial Cash Reserves, good equity position below 75% LTV.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and regrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and regrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and regrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.55523% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM. Federal Compliance - Subsequent changes states every payment.: Subsequent changes states every payment. Federal Compliance - Unable to verify for year 1 as the taxes and insurance are not in file.: Unable to verify for year 1 as the taxes and insurance are not in file. Federal Compliance - Ten percent fees increased without a valid change in circumstance. Cure was not provided at closing.: Ten percent fees increased without a valid change in circumstance. Cure was not provided at closing.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100177	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Term reflected on the final CD dated [Redacted]XXXX does not reflect the terms of the Note (12 months interest only vs 1 year interest only 6/6 mo adjustable rate).: Term reflected on the final CD dated [Redacted]XXXX does not reflect the terms of the Note (12 months interest only vs 1 year interest only 6/6 mo adjustable rate).
Federal Compliance - Term reflected on the final CD dated [Redacted]XXXX does not reflect the terms of the Note (12 months interest only vs 1 year interest only 6/6 mo adjustable rate).: Term reflected on the final CD dated [Redacted]XXXX does not reflect the terms of the Note (12 months interest only vs 1 year interest only 6/6 mo adjustable rate).
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
Federal Compliance - Page 1 of CD indicates no insurance escrow, however page 2 includes escrows collected for hazard insurance.: Page 1 of CD indicates no insurance escrow, however page 2 includes escrows collected for hazard insurance.
Federal Compliance - Term reflected on the final CD dated [Redacted]XXXX does not reflect the terms of the Note (12 months interest only vs 1 year interest only 6/6 mo adjustable rate).: Term reflected on the final CD dated [Redacted]XXXX does not reflect the terms of the Note (12 months interest only vs 1 year interest only 6/6 mo adjustable rate).
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100178	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments
Federal Compliance - The closing disclosure dated [Redacted] does not disclose whether the taxes/insurance are escrowed.: The closing disclosure dated [Redacted] does not disclose whether the taxes/insurance are escrowed.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100179	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.63% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]023): Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100180	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Calculated investor qualifying total debt ratio of 47.27345% exceeds Guideline total debt ratio of 43.00000%. DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to wai[Redacted] wngrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.27345% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $1,7[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,8[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $2,9[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $2,9[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Check Restated Loan Designation Match - General Ability to Repay
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,7[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,8[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,7[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $1,8[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $2,9[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $2,9[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $2,9[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $2,9[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100181	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	PITIA for REO [Redacted] included in DTI calculation, property retained. Income & expenses calculated as per document	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Check Restated Loan Designation Match - General Ability to Repay
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100182	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI,	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.
Remove/Clear Exceptions: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Remove/Clear Exceptions
Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure: Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure
Federal Compliance - Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]): Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted])
Federal Compliance - Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.: Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100183	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Restated per client.: Restated per client.
Federal Compliance - The right to receive a copy of the appraisal disclosure is dated [Redacted] which is not within 3 days of application dated [Redacted]..: The right to receive a copy of the appraisal disclosure is dated [Redacted] which is not within 3 days of application dated [Redacted]..
Federal Compliance - Appraisal report dated [Redacted] is missing evidence of receipt.: Appraisal report dated [Redacted] is missing evidence of receipt.
Federal Compliance - Evidence of earlier borrower receipt of the List of Homeownership Counseling was missing from the file.: Evidence of earlier borrower receipt of the List of Homeownership Counseling was missing from the file.
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted].: Application date was [Redacted] and Loan Estimate was issued [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100184	Primary	Construction-Permanent	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	The qualifying score is 695 and the guideline minimum is 700. The guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.	SELLER - GENERAL COMMENT [Redacted]: Exception approval documents attached REVIEWER - WAIVED COMMENT [Redacted]: Client elects to regrade and waive based on the following compensating factors: Borrower has low LTV of [Redacted] DTI 39% REVIEWER - WAIVED COMMENT [Redacted]: Client re-designated loan to Non QM.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments: Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments
Federal Compliance - Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100185	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 44.96976% exceeds Guideline total debt ratio of 43.00000%.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.26334% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade exception.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100186	Primary	Refinance Rate/Term	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Guidelines state to qualify at the start rate, QM requires Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM Disclosure not within 3 days of application date.: ARM Disclosure not within 3 days of application date.
Federal Compliance - CHARM Booklet Disclosure not within 3 days of application date.: CHARM Booklet Disclosure not within 3 days of application date.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Initial Escrow disclosure missing in file.: Initial Escrow disclosure missing in file.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted].: Application date was [Redacted] and Loan Estimate was issued [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100187	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI exceeds due to discrepancy is due to qualifying rate used for QM loan (Max Rate Five Year Periodic P&I vs. Note rate).	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and regrade.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Loan is NonQM.: Loan is NonQM.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100188	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted]: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted]
Federal Compliance - Verification of the borrower's receipt of the appraisal was missing from the file.: Verification of the borrower's receipt of the appraisal was missing from the file.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted]: Application date is [Redacted] and disclosure was dated [Redacted]
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - A discrepancy of [Redacted].: A discrepancy of [Redacted].
Federal Compliance - 10% fee violation due to an increase in the 7 fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: 10% fee violation due to an increase in the 7 fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Federal Compliance - 0% tolerance was exceeded by [Redacted] due to Increase of Loan Discount Points. Fee. No valid COC provided, nor evidence of cure in file: 0% tolerance was exceeded by [Redacted] due to Increase of Loan Discount Points. Fee. No valid COC provided, nor evidence of cure in file	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100189	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Credit Documentation - Credit Report Error: Credit report is missing FICO scores.: -	The report provided for this borrower was not scored due to insufficient credit. This borrower does not have a 24 month credit history or a minimum of 4 trade lines as required by guidelines. 12 months bank statements for proof of payment for [Redacted] was provided as alternative credit.	REVIEWER - WAIVED COMMENT [Redacted]: Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Designation has been restated: Designation has been restated
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
																						Federal Compliance - The guideline qualifying rate of "Maximum rate during first 5 years or fully indexed rate" does not match the Non QM qualifying method of "Greater of the note rate of the fully indexed rate".: The guideline qualifying rate of "Maximum rate during first 5 years or fully indexed rate" does not match the Non QM qualifying method of "Greater of the note rate of the fully indexed rate".		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100190	Primary	Construction-Permanent	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - CLEARED COMMENT [Redacted]: Cleared. REVIEWER - GENERAL COMMENT [Redacted]: Cleared in error. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 45.24683% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - CLEARED COMMENT [Redacted]: Retesting APOR. REVIEWER - RE-OPEN COMMENT [Redacted]: Client restated to Non-QM. REVIEWER - CLEARED COMMENT [Redacted]: Client redesignated to Non-QM. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100191	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI discrepancy is due to qualification method.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure not within 3 days of [Redacted] application.
Federal Compliance - Application date of [Redacted] and disclosure date was [Redacted].: Application date of [Redacted] and disclosure date was [Redacted].
Federal Compliance - Waterfall due to APR: Waterfall due to APR
Federal Compliance - Waterfall due to APR: Waterfall due to APR
Federal Compliance - Waterfall due to APR: Waterfall due to APR
Federal Compliance - Waterfall due to APR: Waterfall due to APR
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Application date is [Redacted], earliest Loan Estimate in file is [Redacted].: Application date is [Redacted], earliest Loan Estimate in file is [Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100192	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Waterfall due to DTI exceeds the guideline required using the start rate/Note rate and qualified mortgage qualifying rate method of Max Rate Five Periodic P & I The loan includes PMI monthly cost of [Redacted] which were not included in the final 1008 DTI calculation of 42.393%. Total DTI of 43.95511% slightly exceeds guidelines.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to regrade and waive. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to wai[Redacted] wngrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.82357% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client redesignated to Non QM.: Client redesignated to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Per the Note addendum the initial Interest Only Payments begin[Redacted] and will continue each month until the Completion date of[Redacted]. Less than 12 months and do not reflect the terms disclosed on the Final CD.: Per the Note addendum the initial Interest Only Payments begin[Redacted] and will continue each month until the Completion date of[Redacted]. Less than 12 months and do not reflect the terms disclosed on the Final CD.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Per the Note addendum the initial Interest Only Payments begin[Redacted] and will continue each month until the Completion date of[Redacted]. Less than 12 months and do not reflect the terms disclosed on the Final CD.: Per the Note addendum the initial Interest Only Payments begin[Redacted] and will continue each month until the Completion date of[Redacted]. Less than 12 months and do not reflect the terms disclosed on the Final CD.	REVIEWER - WAIVED COMMENT [Redacted]: The client requested restatement of loan designation to NonQM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100193	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.54399% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Evidence of receipt of earlier report was provided however receipt of report date [Redacted] was not.: Evidence of receipt of earlier report was provided however receipt of report date [Redacted] was not.
Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - The disclosure was provided[Redacted]nd application date is 0[Redacted].: The disclosure was provided[Redacted]nd application date is 0[Redacted].
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100194	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Discrepancy is due to qualifying rate used for QM loan (Max Rate Five Year Periodic P&I vs. Note rate).	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to wai[Redacted] wngrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (17 months vs 18 months interest only).
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100195	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TX Guaranty Fee was not disclosed on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted] a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: TX Guaranty Fee was not disclosed on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted] a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100196	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.04% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Check Restated Loan Designation Match - General Ability to Repay
Federal Compliance - Waterfall due to missing the AUS approval.: Waterfall due to missing the AUS approval.
Federal Compliance - Waterfall due to the investor qualifying rate is within tolerance at 42%, but The QM DTI calculates to 46.92% which exceeds guideline tolerance.: Waterfall due to the investor qualifying rate is within tolerance at 42%, but The QM DTI calculates to 46.92% which exceeds guideline tolerance.
Federal Compliance - Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - inal Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: inal Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Page 1 of the final CD reflect taxes and insurance are escrowed in the payment, but tax and insurance was not collected on page 2.: Page 1 of the final CD reflect taxes and insurance are escrowed in the payment, but tax and insurance was not collected on page 2.
Federal Compliance - Updated as per the closing disclosure: Updated as per the closing disclosure	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to regrade and waive. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100197	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing evidence of insurance with effective date on or before Note date.	REVIEWER - GENERAL COMMENT [Redacted]: Insurance Policy nor Worksheet quote not provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.71% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - Waterfall due to the guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.: Waterfall due to the guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.
Federal Compliance - Waterfall due to the guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.: Waterfall due to the guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.
Federal Compliance - First change frequency disclosed on final Closing Disclosure is 74 mo.  Calculated first change frequency is 72 mo.  Discrepancy is caused by maturity date of construction period ([Redacted]) and combined disclosure of construction and permanent financing.: First change frequency disclosed on final Closing Disclosure is 74 mo.  Calculated first change frequency is 72 mo.  Discrepancy is caused by maturity date of construction period ([Redacted]) and combined disclosure of construction and permanent financing.
Federal Compliance - Interest only period disclosed on final Closing Disclosure is 12 mo.  Calculated interest only term is 23 mo.  Discrepancy is caused by combined disclosure of construction and permanent financing.: Interest only period disclosed on final Closing Disclosure is 12 mo.  Calculated interest only term is 23 mo.  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Maximum payment disclosed on final Closing Disclosure is [Redacted]Redacted]Calculated maximum payment is [Redacted]Redacted]Discrepancy is due to ARM index (1.936%) unavailable for testing.  Minimum index available is 1.98169%.: Maximum payment disclosed on final Closing Disclosure is [Redacted]Redacted]Calculated maximum payment is [Redacted]Redacted]Discrepancy is due to ARM index (1.936%) unavailable for testing.  Minimum index available is 1.98169%.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on p.4.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on p.4.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on p.4.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on p.4.
Federal Compliance - Finance Charge disclosed on Final Closing Disclosure is [Redacted]. Due Diligence Finance Charge is [Redacted]. There is a variance of [Redacted].  Discrepancy is caused by calculation of payment based on amount advanced during construction/interest only phase of loan and ARM index (1.936%) unavailable for testing.: Finance Charge disclosed on Final Closing Disclosure is [Redacted]. Due Diligence Finance Charge is [Redacted]. There is a variance of [Redacted].  Discrepancy is caused by calculation of payment based on amount advanced during construction/interest only phase of loan and ARM index (1.936%) unavailable for testing.
Federal Compliance - The loan term disclosed on the final Closing Disclosure is 31, however, the calculated loan term description is 30.  Discrepancy is caused by combined disclosure of construction and permanent financing.: The loan term disclosed on the final Closing Disclosure is 31, however, the calculated loan term description is 30.  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - MI is not disclosed in payment stream 1, which is the construction phase of the loan.  Discrepancy is caused by combined disclosure of construction and permanent financing.: MI is not disclosed in payment stream 1, which is the construction phase of the loan.  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Maximum payment disclosed on final Closing Disclosure is [Redacted]Redacted]Calculated maximum payment is [Redacted]Redacted]Discrepancy is due to ARM index (1.936%) unavailable for testing.  Minimum index available is 1.98169%.: Maximum payment disclosed on final Closing Disclosure is [Redacted]Redacted]Calculated maximum payment is [Redacted]Redacted]Discrepancy is due to ARM index (1.936%) unavailable for testing.  Minimum index available is 1.98169%.
Federal Compliance - Disclosed maximum payment term occurs in year 9.  Calculated maximum payment term occurs in year 7.  Discrepancy is caused by combined disclosure of construction and permanent financing.: Disclosed maximum payment term occurs in year 9.  Calculated maximum payment term occurs in year 7.  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/1 Adjustable Rate, however, the calculated product description is 11 Month Interest Only, Adjustable Rate.  Discrepancy is caused by combined disclosure of construction and permanent financing.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/1 Adjustable Rate, however, the calculated product description is 11 Month Interest Only, Adjustable Rate.  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Maximum payment for payment stream 4 disclosed on final Closing Disclosure is [Redacted].  Calculated maximum payment is [Redacted].  Discrepancy is caused by combined disclosure of construction and permanent financing.: Maximum payment for payment stream 4 disclosed on final Closing Disclosure is [Redacted].  Calculated maximum payment is [Redacted].  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Maximum payment for payment stream 3 disclosed on final Closing Disclosure is [Redacted].  Calculated maximum payment is [Redacted].  Discrepancy is caused by combined disclosure of construction and permanent financing.: Maximum payment for payment stream 3 disclosed on final Closing Disclosure is [Redacted].  Calculated maximum payment is [Redacted].  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Maximum payment for payment stream 2 disclosed on final Closing Disclosure is [Redacted].  Calculated maximum payment is [Redacted].  Discrepancy is caused by combined disclosure of construction and permanent financing.: Maximum payment for payment stream 2 disclosed on final Closing Disclosure is [Redacted].  Calculated maximum payment is [Redacted].  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Minimum payment for payment stream 1 disclosed on final Closing Disclosure is [Redacted].  Calculated minimum payment is [Redacted].  Discrepancy is caused by calculation of payment based on amount advanced during construction/interest only phase of loan.: Minimum payment for payment stream 1 disclosed on final Closing Disclosure is [Redacted].  Calculated minimum payment is [Redacted].  Discrepancy is caused by calculation of payment based on amount advanced during construction/interest only phase of loan.
Federal Compliance - Total of Payments disclosed on final Closing Disclosure is [Redacted].  Calculated Total of Payments is [Redacted].  Discrepancy is caused by calculation of payment based on amount advanced during construction/interest only phase of loan and ARM index (1.936%) unavailable for testing.: Total of Payments disclosed on final Closing Disclosure is [Redacted].  Calculated Total of Payments is [Redacted].  Discrepancy is caused by calculation of payment based on amount advanced during construction/interest only phase of loan and ARM index (1.936%) unavailable for testing.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on p.4.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on p.4.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100198	Primary	Construction-Permanent	Safe Harbor QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Lender approved exception for FICO score exception for co borrower with Fico score of 692. Been on job for over 30 years. Calculated loan to value percentage of 99.83475% exceeds Guideline loan to value percentage of 85.00000%. DTI exceeds due to the guideline required using the start rate/Note rate and qualified mortgage qualifying rate method of Max Rate Five Periodic P & I	REVIEWER - RE-GRADED COMMENT [Redacted]: Client elects to downgrade and waive with compensating factors : Borrower has worked in the same position for more than 3 years. Borrower has been employed in same industry for more than 5 years
SELLER - GENERAL COMMENT [Redacted]: I do not understand how you are calculating the LTV.  It is a refinance with a loan amount of [Redacted]  and appraised value of [Redacted] . I calculate the LTV as [Redacted] Please advise.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 3.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - No mortgage insurance payment was  disclosed on the Final Closing Disclosure and does not match the actual mortgage insurance payment of [Redacted]: No mortgage insurance payment was  disclosed on the Final Closing Disclosure and does not match the actual mortgage insurance payment of [Redacted]
Federal Compliance - No mortgage insurance payment was  disclosed on the Final Closing Disclosure and does not match the actual mortgage insurance payment of [Redacted]: No mortgage insurance payment was  disclosed on the Final Closing Disclosure and does not match the actual mortgage insurance payment of [Redacted]
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]. The Note and Arm Disclosure indicate the loan is fixed through year 8.: The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]. The Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Loan Estimate not provided: Loan Estimate not provided	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100199	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - Application date in file is [Redacted] and ARM disclosure received on[Redacted].: Application date in file is [Redacted] and ARM disclosure received on[Redacted].
Federal Compliance - Projected payments are not matching with lender calculated payments.: Projected payments are not matching with lender calculated payments.
Federal Compliance - Projected payments are not matching with lender calculated payments.: Projected payments are not matching with lender calculated payments.
Federal Compliance - Projected payments are not matching with lender calculated payments.: Projected payments are not matching with lender calculated payments.
Federal Compliance - Projected payments are not matching with lender calculated payments.: Projected payments are not matching with lender calculated payments.
Federal Compliance - Projected payments are not matching with lender calculated payments.: Projected payments are not matching with lender calculated payments.
Federal Compliance - Projected payments are not matching with lender calculated payments.: Projected payments are not matching with lender calculated payments.
Federal Compliance - Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed.: Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed.
Federal Compliance - Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.: Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.
Federal Compliance - Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.: Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.
Federal Compliance - Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.: Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.
Federal Compliance - Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.: Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.
Federal Compliance - The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.: Page 1 closing disclosure reflects taxes and insurance are escrowed but page 2 reflects not escrowed, Projected payments are not matching with lender calculated payments.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100200	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Guidelines require qualification at start rate, QM requires Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100201	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
																					[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Missing Employment Dates to verify two years employment history for current and/or prior employment.: Missing Employment Dates to verify two years employment history for current and/or prior employment. Federal Compliance - Final CD reflects no property insurance being escrowed on page one but does show an escrow breakdown on page two.: Final CD reflects no property insurance being escrowed on page one but does show an escrow breakdown on page two.		Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100202	Primary	Purchase	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client elects to restate designation to Non-QM.: Client elects to restate designation to Non-QM.
Federal Compliance - Waterfall due to missing award letter for pension income: Waterfall due to missing award letter for pension income
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which do not match with the P&I of [Redacted]5 as it's inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which do not match with the P&I of [Redacted]5 as it's inclusive of interest for first 12 months.
Federal Compliance - Loan term is of 31 years (372 months), Note document shows 360 months which do not include 12 months of Interest only period.: Loan term is of 31 years (372 months), Note document shows 360 months which do not include 12 months of Interest only period.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - Lender Credit Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.: Lender Credit Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - Home Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.: Home Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - Appraisal Re-Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.: Appraisal Re-Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100203	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Income Documentation - Income Docs Missing:: - [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Hazard Insurance Policy missing in file. Require 4506 T for [Redacted]and [Redacted] signed and dated. Calculated first year P&I is [Redacted] which do not match with the P&I of [Redacted] as it's inclusive of interest for first 12 months.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive REVIEWER - GENERAL COMMENT [Redacted]: The 4506 document is not a [Redacted] pendix Q requirement.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.	Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD: Non-escrowed tax and insurance costs not properly disclosed on pg. 1 or 4 of final CD
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (
Federal Compliance - None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - Survey Fee was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure [Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.: Survey Fee was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure [Redacted]ile does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100204	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Client re-stated to Non-QM.: Client re-stated to Non-QM.
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception
Federal Compliance - Waterfall due to points and fees exception: Waterfall due to points and fees exception	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100205	Primary	Construction-Permanent	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard policy is missing Hazard document is missing in the file.	REVIEWER - GENERAL COMMENT [Redacted]: Insurance quote not found. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.: Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed. (Fin[Redacted]018): Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed. (Fin[Redacted]018)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]018): Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]018)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan
Federal Compliance - Insufficient or no cure was provided to the borrower.: Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100206	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The calculated DTI exceeds maximum allowable. The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.72754% and based on 1026.43(c)(5) of 46.30% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - The calculated DTI exceeds maximum allowable.  The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.: The calculated DTI exceeds maximum allowable.  The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.
Federal Compliance - The calculated DTI exceeds maximum allowable.  The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.: The calculated DTI exceeds maximum allowable.  The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100207	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	The file is missing HOI policy.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Closing Disclosure terms include temporary buydown that is not on Note.  Closing Disclosure should reflect Note terms.: Closing Disclosure terms include temporary buydown that is not on Note.  Closing Disclosure should reflect Note terms.
Federal Compliance - "The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].
or
Initial[Redacted]losing disclosure was signed on[Redacted], mssing evidence of earlier receipt.
Or
Initial Closing Disclosure issued [Redacted]issing evidence of receipt.
Or
None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the ""mailbox rule"" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
": "The earliest Closing Disclosure provided was issued [Redacted] and closing was [Redacted].
or
Initial[Redacted]losing disclosure was signed on[Redacted], mssing evidence of earlier receipt.
Or
Initial Closing Disclosure issued [Redacted]issing evidence of receipt.
Or
None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the ""mailbox rule"" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
"
Federal Compliance - APR increased on [Redacted]D, this was not within 3 business days of [Redacted] closing date.": APR increased on [Redacted]D, this was not within 3 business days of [Redacted] closing date."
Federal Compliance - "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted].  Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower.": "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted].  Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower."
Federal Compliance - "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted].  Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower.": "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted].  Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower."
Federal Compliance - "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted].  Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower.": "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted].  Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower."
Federal Compliance - "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted].  Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower.": "LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]or
LE issued[Redacted] and received[Redacted]which was after Closing Disclosure issued[Redacted] and received[Redacted]er signature.
Or
Incomplete Closing Disclosure issued[Redacted]s prior to Loan Estimate issued [Redacted]. Disclosure was not labeled as Draft and there is no lender attestation that the Disclosure was never provided to borrower."	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100208	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Income documentation requirements not met.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client elects to restate designation.: Client elects to restate designation.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100209	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 50.77004% exceeds Guideline total debt ratio of 43.00000%.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.77004% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan is NonQM.: Loan is NonQM.
Federal Compliance - Total borrower debt [Redacted] / [Redacted] = 47.842%,which exceeds the allowed 45% per guides.: Total borrower debt [Redacted] / [Redacted] = 47.842%,which exceeds the allowed 45% per guides.
Federal Compliance - The application date is [Redacted] and the disclosure was provided 0[Redacted].: The application date is [Redacted] and the disclosure was provided 0[Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - The CD dated [Redacted] indicates a max payment which does not match the actual payment for the loan.: The CD dated [Redacted] indicates a max payment which does not match the actual payment for the loan.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - No valid change of circumstance or cure provided to borrower.: No valid change of circumstance or cure provided to borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100210	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of [Redacted] does not match calculated P&I of [Redacted]. Note P&I was used for the APR calculation and compliance testing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] did not disclose whether the loan contains a Balloon Payment.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application: ARM loan program disclosure not provided to the borrower within three (3) days of application
Federal Compliance - Client elected to re-designate loan.: Client elected to re-designate loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the [Redacted]: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the [Redacted]
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Appraisal Fee increased without a valid circumstance.: Appraisal Fee increased without a valid circumstance.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100211	Primary	Construction-Permanent	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Insurance Policy is missing in file.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
																					[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.	Federal Compliance - Hazard Insurance premium on documents and final Closing Disclosure is not same.: Hazard Insurance premium on documents and final Closing Disclosure is not same. Federal Compliance - The CD dated [Redacted] indicates a max payment in year 6 of [Redacted]. The Note and Arm Disclosure indicate the loan is fixed through year 6.: The CD dated [Redacted] indicates a max payment in year 6 of [Redacted]. The Note and Arm Disclosure indicate the loan is fixed through year 6.		Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100212	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Hazard Insurance Policy document is not provided. Verified and calculated all income and credit as per provided supporting documents DTI is exceeding the limit of 43%, due to which this exception fired.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client re-designated loan to Non QM.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM disclosure is not provided within 3 days of application.: ARM disclosure is not provided within 3 days of application.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Escrowed Property Costs over Year 1 is updated as per final closing disclosure.: Escrowed Property Costs over Year 1 is updated as per final closing disclosure.
Federal Compliance - Non Escrowed Property Costs over Year 1 is updated as per final closing disclosure.: Non Escrowed Property Costs over Year 1 is updated as per final closing disclosure.
Federal Compliance - Increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - The Flood Certification (Life Of Loan) Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Flood Certification (Life Of Loan) Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100213	Primary	Refinance Rate/Term	Non QM	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date ___, Disbursement Date: ___ [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.07816% and based on 1026.43(c)(5) of 46.25% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Waterfall due to DTI discrepancy.: Waterfall due to DTI discrepancy.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation: Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Lender Inspection Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Lender Inspection Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to wai[Redacted] wngrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100214	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client restated to Non-QM.: Client restated to Non-QM.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - : Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: : Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Missing evidence of [Redacted] Loan Estimate receipt, using the mailbox method of result late delivery,: Missing evidence of [Redacted] Loan Estimate receipt, using the mailbox method of result late delivery,
Federal Compliance - Valid COC for the fee increase was not provided or a sufficient cure.: Valid COC for the fee increase was not provided or a sufficient cure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100215	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 3.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - Client elects to restate designation to Non-QM.: Client elects to restate designation to Non-QM.
Federal Compliance - The mortgage insurance payment disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment.: The mortgage insurance payment disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment.
Federal Compliance - The mortgage insurance payment disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment.: The mortgage insurance payment disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment.
Federal Compliance - Evidence of earlier borrower receipt was not found in file.: Evidence of earlier borrower receipt was not found in file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100216	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate. The debt for the borrower's departing residence was not included in qualification.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 63.25222% exceeds Guideline total debt ratio of 43.00000%. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 44.63237% and based on 1026.43(c)(5) of 46.13% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Client redesignated to Non QM.: Client redesignated to Non QM.
Federal Compliance - Guidelines state to qualify using Start rate, QM requires Max 5 year rate.: Guidelines state to qualify using Start rate, QM requires Max 5 year rate.
Federal Compliance - Subject property is in a flood zone, flood insurance is not escrowed.: Subject property is in a flood zone, flood insurance is not escrowed.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]019): Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]019)
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]019): Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]019)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2972770): Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2972770)
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]019): Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]019)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. (Fin[Redacted]019): Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. (Fin[Redacted]019)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2972770): Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2972770)
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]019): Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]019)	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100217	Primary	Construction-Permanent	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Calculated investor P&I is [Redacted] and QM P&I is [Redacted]	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Loan Origination Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. No cure was provided to the borrower.: Loan Origination Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. No cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100218	Primary	Refinance Rate/Term	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Insurance Policy missing in the file	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Client elects to restate designation to Non-QM.: Client elects to restate designation to Non-QM.
Federal Compliance - The guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.: The guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold.: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure
Federal Compliance - Updated as per the closing disclosure correctly.: Updated as per the closing disclosure correctly.
Federal Compliance - Updated  per the closing disclosure.: Updated  per the closing disclosure.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - Updated as per the closing disclosure correctly.: Updated as per the closing disclosure correctly.
Federal Compliance - Updated  per the closing disclosure correctly.: Updated  per the closing disclosure correctly.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Updated  per the closing disclosure.: Updated  per the closing disclosure.
Federal Compliance - Updated per the closing disclosure correctly.: Updated per the closing disclosure correctly.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100219	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - E-Consent was not provided, However ARM Disclosure provided on [Redacted].: E-Consent was not provided, However ARM Disclosure provided on [Redacted].
Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - Waterfall due to the QM payment effecting DTI.: Waterfall due to the QM payment effecting DTI.
Federal Compliance - On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 it's not Escrowed.: On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 it's not Escrowed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed as Every Subsequent Changes.: Final Closing Disclosure provided on [Redacted] disclosed as Every Subsequent Changes.
Federal Compliance - On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 is not Escrowed.: On provided Closing Disclosure in Page 1 Insurance and Taxes are included, however on Page 2 and page 4 is not Escrowed.
Federal Compliance - Initial Incomplete Closing Disclosure issued on [Redacted] missing evidence of receipt.: Initial Incomplete Closing Disclosure issued on [Redacted] missing evidence of receipt.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100220	Primary	Purchase	Safe Harbor QM	2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004C/70B used for incorrect Subject property type.: -	Appraisal Form 1004C/70B used for incorrect Subject property type.	1	2	[2] Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.
Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.: Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - Creditor did not provide List of Homeownership Counseling Organizations to borrower.: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation: Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100221	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.50% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Waterfall due to qualifying rate used for QM loan ( Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment vs. Note rate).: Waterfall due to qualifying rate used for QM loan ( Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment vs. Note rate).
Federal Compliance - DTI exceeds due to the Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification vs the start rate.: DTI exceeds due to the Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification vs the start rate.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (12 months interest only vs 1 year interest only 11/1 mo adjustable rate).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (12 months interest only vs 1 year interest only 11/1 mo adjustable rate).
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Electronic consent missing from the loan file.: Electronic consent missing from the loan file.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to wai[Redacted] wngrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100222	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	File does not have Hazard Insurance Policy document in file.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan
Federal Compliance - Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100223	Primary	Purchase	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: -	Missing most recent business tax returns. Missing HOA Verification for property - [Redacted]	REVIEWER - WAIVED COMMENT [Redacted]: Alternative documents provided, client elects to waive and downgrade. SELLER - GENERAL COMMENT [Redacted]: No REO property's on the application with that address. REVIEWER - GENERAL COMMENT [Redacted]: Property [Redacted] is reflecting on coborrowers 1003. Please provide HOA Verification. Exception remains REVIEWER - WAIVED COMMENT [Redacted]: Not used for income, client elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,7[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,7[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Client restated designation.: Client restated designation.
Federal Compliance - Signed and dated tax return for the year [Redacted] is not provided but filing extension is provided
Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.: Signed and dated tax return for the year [Redacted] is not provided but filing extension is provided
Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2974952): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2974952)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan
Federal Compliance - Calculated finance charges are [Redacted] & as per final Closing disclosure it is mentioned as [Redacted]showing variance of -[Redacted], updated all the fees as per available documents: Calculated finance charges are [Redacted] & as per final Closing disclosure it is mentioned as [Redacted]showing variance of -[Redacted], updated all the fees as per available documents
Federal Compliance - There are no seller paid fees provided on the final closing disclosure and seller's closing disclosure was not provided.: There are no seller paid fees provided on the final closing disclosure and seller's closing disclosure was not provided.
Federal Compliance - Calculated Total of Payments are $[Redacted] & as per final Closing disclosure it is mentioned as $[Redacted] showing variance of -[Redacted], updated all the fees as per available documents: Calculated Total of Payments are $[Redacted] & as per final Closing disclosure it is mentioned as $[Redacted] showing variance of -[Redacted], updated all the fees as per available documents	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100224	Primary	Purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Property type discrepancy.: Appraisal property type of ___ does not match Guideline property type of ___.	Appraisal property type of PUD does not match Guideline property type of Single Family Detached	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the maximum periodic principal and interest payment for payment stream 2.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Facta Disclosure missing: Facta Disclosure missing
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose an Air Table.: Final Closing Disclosure provided on [Redacted] did not disclose an Air Table.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the maximum periodic principal and interest payment for payment stream 2.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the maximum periodic principal and interest payment for payment stream 2.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100225	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client restated Loan Designation to Non QM: Client restated Loan Designation to Non QM
Federal Compliance - Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.
Federal Compliance - Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification vs the start rate.: Qualified Mortgage Method of Max Rate Five Year Periodic P&I is being used for qualification vs the start rate.
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - The final Closing Disclosure dated [Redacted] reflects an under disclosure of total of payments listed on page 5 by [Redacted].: The final Closing Disclosure dated [Redacted] reflects an under disclosure of total of payments listed on page 5 by [Redacted].
Federal Compliance - TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100226	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Loan is NonQM: Loan is NonQM
Federal Compliance - The Lender qualification method "Max Rate Five Year Periodic P&I" does not match the non QM qualification method "Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment": The Lender qualification method "Max Rate Five Year Periodic P&I" does not match the non QM qualification method "Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment"
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment of [Redacted] which does not match the calculated maximum payment of [Redacted].: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment of [Redacted] which does not match the calculated maximum payment of [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a minimuim principal and interest payment of [Redacted] which do not match with the calculated minimum payment of [Redacted].: Final Closing Disclosure provided on [Redacted] disclosed a minimuim principal and interest payment of [Redacted] which do not match with the calculated minimum payment of [Redacted].	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100227	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 46.66% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Client waived and downgraded and redesignated.: Client waived and downgraded and redesignated.
Federal Compliance - No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.
Federal Compliance - Waterfall due DTI exceeds maximum allowed by the guidelines.: Waterfall due DTI exceeds maximum allowed by the guidelines.
Federal Compliance - The final Closing Disclosure issued [Redacted] reflects property tax and hazard insurance as being escrowed and non-escrowed.: The final Closing Disclosure issued [Redacted] reflects property tax and hazard insurance as being escrowed and non-escrowed.
Federal Compliance - APR increased on [Redacted] CD, this was not within 3 business days of [Redacted] closing date.: APR increased on [Redacted] CD, this was not within 3 business days of [Redacted] closing date.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100228	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 3.81900% compared to the actual APR at consummation of 4.97109% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.82000% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.97109% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 3.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,1[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt: Appraisal report dated [Redacted] missing evidence of receipt
Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Individual Loan Originator NMLSR information on loan documents does not match NMLSR.: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
Federal Compliance - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 3.81900% compared to the actual APR at consummation of 4.97109% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation: Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 3.81900% compared to the actual APR at consummation of 4.97109% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Loan Calculations: APR of 3.82000% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.97109% outside of 0.250% tolerance.: Loan Calculations: APR of 3.82000% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.97109% outside of 0.250% tolerance.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 3.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 3.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]019): General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]019)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,1[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,1[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - The E-sign signature provided was dated 1[Redacted]19.: The E-sign signature provided was dated 1[Redacted]19.
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100229	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - Client restated Loan Designation to Non QM: Client restated Loan Designation to Non QM
Federal Compliance - Project payments are not correct due to not including HOA payments per month: Project payments are not correct due to not including HOA payments per month
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan is a Libor 1 year interest only 6/1 adjustable rate not provided on closing disclosure: Loan is a Libor 1 year interest only 6/1 adjustable rate not provided on closing disclosure
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100230	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 46.14014% exceeds AUS total debt ratio of 45.0000%	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.14014% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client elects to restate designation.: Client elects to restate designation.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100231	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.54% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100232	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Down Payment % from Borrower Own Fund. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: -	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 44.63268% and based on 1026.43(c)(5) of 46.24% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on comp factors including 47 months of reserves vs 12, disposable income over 2500, borrower worked in the same position for more than 3 years.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] 26 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income a[Redacted] asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
2026-HYB1-100233	Primary	Purchase	Non QM	2	2	[2] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100235	Primary	Purchase	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: -	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100236	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100237	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - Client elects to restate designation to Non-QM.: Client elects to restate designation to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100238	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100239	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100240	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 1[Redacted]19 disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100241	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Lo[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100242	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was perfor[Redacted]Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted]Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.: Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.
Federal Compliance - Closing Disclosure estimated updated as per Closing Disclosure document.: Closing Disclosure estimated updated as per Closing Disclosure document.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100243	Primary	Purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	Lender approved exception for LTV 80% exceeds guideline max of 70%. Lender approved exception for LTV 80% exceeds guideline max of 70%. File is missing verification of employment dated within 10 business days of the note date. File is missing verification of employment dated within 10 business days of the note date.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.
SELLER - GENERAL COMMENT [Redacted]: According to the Residential Mortgage Underwriting Policy the VOE may be replaced with copies of paystubs and W-2 forms. See Pay Stubs and W-2.
REVIEWER - RE-OPEN COMMENT [Redacted]: Per seller, the response was in error, VVOE was required.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
REVIEWER - GENERAL COMMENT [Redacted]: Loan is tested using Appendix Q and VOE is not a requirement.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Federal Compliance - Creditor did not provide FACTA Credit Score Disclosure.: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - Creditor did not provide List of Homeownership Counseling Organizations to borrower.: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100244	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Poi[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100245	Primary	Construction-Permanent	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: Loan is a construction to permanent. REVIEWER - GENERAL COMMENT [Redacted]: Insurance quote not found. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was perfor[Redacted]Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Copy Or Fax [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Sea[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100246	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM disclosure was provided to the borrower on [Redacted] which is the application date.: ARM disclosure was provided to the borrower on [Redacted] which is the application date.
Federal Compliance - Client restated Loan Designation to Non QM: Client restated Loan Designation to Non QM
Federal Compliance - The Qualification Method used by the lender is the Note Rate, which does not match QM Method of Max Rate Five Year Periodic P&I or Non QM method of Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment.: The Qualification Method used by the lender is the Note Rate, which does not match QM Method of Max Rate Five Year Periodic P&I or Non QM method of Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment.
Federal Compliance - 1 Year IO loan, per Final Closing Disclosure provided on [Redacted], the first change would be from the 2nd year after Note Date.: 1 Year IO loan, per Final Closing Disclosure provided on [Redacted], the first change would be from the 2nd year after Note Date.
Federal Compliance - Final Closing Disclosure provided on [Redacted]  shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: Final Closing Disclosure provided on [Redacted]  shows 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (11 months IO vs 1 year interest only).: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note (11 months IO vs 1 year interest only).
Federal Compliance - Page 1 of the  Final Closing Disclosure provided on [Redacted] discloses Estimated Escrow however page 2 does not reflect any escrows being collected.: Page 1 of the  Final Closing Disclosure provided on [Redacted] discloses Estimated Escrow however page 2 does not reflect any escrows being collected.
Federal Compliance - Page 1 of the  Final Closing Disclosure provided on [Redacted] discloses Estimated Escrow however page 2 does not reflect any escrows being collected.: Page 1 of the  Final Closing Disclosure provided on [Redacted] discloses Estimated Escrow however page 2 does not reflect any escrows being collected.
Federal Compliance - Waterfall is due the Initial 1 year of the Interest Only period calculated prior to the First Payment date on the Note.: Waterfall is due the Initial 1 year of the Interest Only period calculated prior to the First Payment date on the Note.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] is [Redacted] more than 12 times of the monthly payment disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] is [Redacted] more than 12 times of the monthly payment disclosed.
Federal Compliance - I/O term does not match term of loan.: I/O term does not match term of loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] missing the ATR Table.: Final Closing Disclosure provided on [Redacted] missing the ATR Table.
Federal Compliance - Final Closing Disclosure provided on [Redacted] missing the ATR Table.: Final Closing Disclosure provided on [Redacted] missing the ATR Table.
Federal Compliance - Waterfall is due to the calculation of Interest Only for first year and the first change occurring in the 12th year: Waterfall is due to the calculation of Interest Only for first year and the first change occurring in the 12th year
Federal Compliance - Waterfall is due to the calculation of Interest Only for first year and the first change occurring in the 12th year.: Waterfall is due to the calculation of Interest Only for first year and the first change occurring in the 12th year.
Federal Compliance - Page 1 of the  Final Closing Disclosure provided on [Redacted] discloses Estimated Escrow however page 2 does not reflect any escrows being collected.: Page 1 of the  Final Closing Disclosure provided on [Redacted] discloses Estimated Escrow however page 2 does not reflect any escrows being collected.
Federal Compliance - Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100247	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 1[Redacted]19 disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Inspection [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100248	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100249	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1[Redacted](c)(5) of[Redacted]% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 o[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the periodic principal and interest payment for payment stream 2.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Guidelines state to qualify using Start rate, QM requires Max 5 year rate.: Guidelines state to qualify using Start rate, QM requires Max 5 year rate.
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan
Federal Compliance - .: .
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the periodic principal and interest payment for payment stream 2.: Final Closing Disclosure provided on [Redacted] did not disclose the periodic principal and interest payment for payment stream 2.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan .: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan .
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing: Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to wai[Redacted] wngrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100250	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100251	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
																					[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.			Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100252	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100253	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1[Redacted](c)(5) of[Redacted]% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100254	Primary	Construction-Permanent	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	VVOE not provided. This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT [Redacted]: Loan is tested using Appendix Q and VOE is not a requirement.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 o[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Structural Inspection [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower.: ARM loan program disclosure not provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow
Federal Compliance - No cure or change of Circumstance provided in file.: No cure or change of Circumstance provided in file.
Federal Compliance - No cure or change of Circumstance provided in file.: No cure or change of Circumstance provided in file.
Federal Compliance - No cure or change of Circumstance provided in file.: No cure or change of Circumstance provided in file.
Federal Compliance - No cure or change of Circumstance provided in file.: No cure or change of Circumstance provided in file.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100255	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 62.95224% exceeds Guideline total debt ratio of 43.00000%. REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to waive/downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1[Redacted](c)(5) of[Redacted]364% significantly exceeds the guideline maximum of[Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 62.95224% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to downgrade/waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100256	Primary	Refinance Rate/Term	Non QM	2	2	[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100257	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100258	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1[Redacted](c)(5) of[Redacted]% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed whether insurance is included in escrow in incorrect sect[Redacted]reditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" sect[Redacted]isclosure requirement met, non-material exception for incorrect format/placement.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Poi[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100259	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	REVIEWER - GENERAL COMMENT [Redacted]: Worksheet with Estimated insurance calculation not provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
																					[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.			Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100260	Primary	Construction-Permanent	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: At least 6 months' worth of documented cash reserves after closing.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Poi[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100261	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI difference due to P&I amount differ for subject property. Due to which DTI decreased by more than 3%	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - First Change frequency updated as per closing disclosure.: First Change frequency updated as per closing disclosure.
Federal Compliance - Construction period was 11 months not the full 12 month period: Construction period was 11 months not the full 12 month period
Federal Compliance - Construction period was 11 months not the full 12 month period: Construction period was 11 months not the full 12 month period
Federal Compliance - Adjustable Payment Table updated as per closing disclosure.: Adjustable Payment Table updated as per closing disclosure.
Federal Compliance - Projected Payments updated as per closing disclosure.: Projected Payments updated as per closing disclosure.
Federal Compliance - Finance Charge updated as per closing disclosure.: Finance Charge updated as per closing disclosure.
Federal Compliance - The Projected Payments section n page 1 of the CD indicated the loan would have escrows for both taxes and insurance: however page 2 did not reflect that escrows were collected.: The Projected Payments section n page 1 of the CD indicated the loan would have escrows for both taxes and insurance: however page 2 did not reflect that escrows were collected.
Federal Compliance - Construction period was 11 months not the full 12 month period: Construction period was 11 months not the full 12 month period
Federal Compliance - Construction period was 11 months not the full 12 month period: Construction period was 11 months not the full 12 month period
Federal Compliance - Construction period was 11 months not the full 12 month period: Construction period was 11 months not the full 12 month period
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was cp;;ected pr mpted pm [age 2: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was cp;;ected pr mpted pm [age 2
Federal Compliance - Total of Payments on page 5 updated as per closing disclosure.: Total of Payments on page 5 updated as per closing disclosure.
Federal Compliance - Loan Estimate is not delivered to Borrower within 3 business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosure.: Loan Estimate is not delivered to Borrower within 3 business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosure.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100262	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100263	Primary	Refinance Rate/Term	Non QM	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	SELLER - GENERAL COMMENT [Redacted]: MI was dropped due to servicing policies attached. REVIEWER - GENERAL COMMENT [Redacted]: Received Mortgage insurance certificate document is for other property. Require mortgage insurance certificate. Exception Remains. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100264	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception provided. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100265	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1[Redacted](e) of[Redacted]354% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100266	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100267	Second Home	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Occupancy discrepancy.	SELLER - GENERAL COMMENT [Redacted]: Application is dated [Redacted] and new policies went into effect on [Redacted]. Questionnaire from [Redacted] was used. REVIEWER - GENERAL COMMENT [Redacted]: Guidelines dated [Redacted] do not allow for second homes. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100268	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100269	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspect[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100270	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Poi[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100271	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was perfor[Redacted]Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100272	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100273	Primary	Construction-Permanent	Non QM	2	2	[2] Miscellaneous - Credit Exception:	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on alternate documentation to verify employment and sufficient compensating factors.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - W-2: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100274	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the periodic principal and interest payment for payment stream 2.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100275	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100276	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was perfor[Redacted]Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100277	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100278	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100280	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1[Redacted](c)(5) of[Redacted]% significantly exceeds the guideline maximum of[Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Re-Draw [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100281	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.	REVIEWER - RE-GRADED COMMENT [Redacted]: Client elects to downgrade and waive with compensating factors : Accumulated savings, Substantial Reserves and Reserve 114.88 Guideline Requirement: 9.00 REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from test[Redacted]orresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100282	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100283	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100284	Primary	Purchase	Safe Harbor QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted]Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100285	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100286	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1[Redacted](c)(5) of[Redacted]132% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of $1,1[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,1[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to downgrade and waive	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100287	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100288	Primary	Construction-Permanent	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspect[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100289	Primary	Purchase	Non QM	3	3	[3] Income Documentation - Income documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy. [2] Income Documentation - Income documentation requirements not met. [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
SELLER - GENERAL COMMENT [Redacted]: Exception is documented in the file under XXXX on XXXX.
REVIEWER - WAIVED COMMENT [Redacted]: Borrower made a downpayment from their own funds on this purchase transaction of at least 5% and $5,000.00. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
SELLER - GENERAL COMMENT [Redacted]: Verification of Rent is not located in the file. Borrower had only rented in Dallas for 1 month at time of application.
REVIEWER - GENERAL COMMENT [Redacted]: Verify previous 12 month pay history with either credit report or VOM/VOR per guidelines. Previous rental/mortgage is required.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to re[Redacted](Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted]Sufficient or excess cure was provided to the borrower.	REVIEWER - CLEARED COMMENT [Redacted]: Client elects to restate designation. REVIEWER - GENERAL COMMENT [Redacted]: Did not meet guideline requirements documenting employment history, no W2s, VOEs or alternate documentation. REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on compensating factors. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100290	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - GENERAL COMMENT [Redacted]: Lender used lower P&I to qualify. Lender P&I $2347.00 and qualifying P&I is $2890.00.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100291	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100292	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1[Redacted](c)(5) of[Redacted]656% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspect[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100293	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception: [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Investor's qualifying DTI: 16.83588% QM qualifying DTI: 21.37771%	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 o[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100294	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted]Sufficient or excess cure was provided to the borrower.	Federal Compliance - 1yr vs 12 months.: 1yr vs 12 months.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100296	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the minimum Estimated Total Monthly Payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100297	Primary	Construction-Permanent	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100298	Primary	Purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - 12 month vs 1 year.: 12 month vs 1 year.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100299	Primary	Refinance Rate/Term	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100300	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1[Redacted](c)(5) of[Redacted]341% significantly exceeds the guideline maximum of[Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100301	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to re[Redacted](Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on comp factors including FICO 776, reserves 23 months, residual $17,848, greater than 5 years in field and 10yrs prior empl verified. REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] 26 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income a[Redacted] asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100302	Primary	Purchase	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100303	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Lo[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100304	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1[Redacted](c)(5) of[Redacted]% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100305	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Investor's qualifying DTI: 25.59899% QM qualifying DTI: 37.63397% REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] 26 PRIOR Exception Explanation: Investor's qualifying DTI: 25.53701% QM qualifying DTI: 37.57199%	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Principal and interest payment for payment stream 1 does not match the actual payment for the loan.: Principal and interest payment for payment stream 1 does not match the actual payment for the loan.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100306	Primary	Construction-Permanent	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100307	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard insurance missing in file	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 o[Redacted] on Final Closing Disclosure provided on [Redacted] are underdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Client elects to restate designation to Non-QM.: Client elects to restate designation to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are underdisclosed. (Fin[Redacted]021): Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are underdisclosed. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2974861): Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2974861)
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]021)
Federal Compliance - No Cure provided: No Cure provided
Federal Compliance - No Cure provided: No Cure provided	REVIEWER - GENERAL COMMENT [Redacted]: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are underdisclosed. (Fin[Redacted]XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100308	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100309	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provi[Redacted]The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100310	Primary	Construction-Permanent	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
																					[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.			Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100311	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Client restated NonQM.: Client restated NonQM.
Federal Compliance - The difference in DTI was that the income for XXXX for the XXXX was included so that the borrowers would fall below the max allowable DTI of 43%: The difference in DTI was that the income for XXXX for the XXXX was included so that the borrowers would fall below the max allowable DTI of 43%
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - The final CD dated [Redacted] 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.: The final CD dated [Redacted] 1 year interest only payments however construction addendum shows only 11 interest only payments during the construction phase of the loan.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Calculation of fees considered based on Final Closing Disclosure: Calculation of fees considered based on Final Closing Disclosure
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Finance charge reflected on the [Redacted] Closing Disclosure is underdisclosed by [Redacted] which exceeds [Redacted] threshold.  No compliance report or high cost analysis is included in the file.: Finance charge reflected on the [Redacted] Closing Disclosure is underdisclosed by [Redacted] which exceeds [Redacted] threshold.  No compliance report or high cost analysis is included in the file.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.: Term reflected on the final CD dated [Redacted] does not reflect the terms of the Note.
Federal Compliance - The Loan Origination Fee increased on the [Redacted] closing disclosure with no valid change evident.: The Loan Origination Fee increased on the [Redacted] closing disclosure with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100312	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100313	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designat[Redacted]nvestment property not subject to TILA Ability-to-Repay requirements under 1[Redacted] based on deal settings.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.	Federal Compliance - Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.: Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2973074): Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2973074)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]021): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/2973074): Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/2973074)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2973073): Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2973073)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100314	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100315	Primary	Refinance Rate/Term	Non QM	2	2	[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100316	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100317	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100318	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 o[Redacted] on Final Closing Disclosure provided on [Redacted] are underdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Client elects to restate designation to Non-QM.: Client elects to restate designation to Non-QM.
Federal Compliance - Guidelines state to qualify using Start rate, QM requires Max 5 year rate.: Guidelines state to qualify using Start rate, QM requires Max 5 year rate.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term
Federal Compliance - oan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: oan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan: Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures.: Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures.	REVIEWER - GENERAL COMMENT [Redacted]: Estimated Taxes, Insurance & Assessments on page 1 of the CD is [Redacted] nd estimated Property Costs over Year 1 is blank. REVIEWER - GENERAL COMMENT [Redacted]: Non Escrowed Property Costs over Year 1 of 9,639.48 on Final Closing Disclosure provided on [Redacted] are over disclosed.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100319	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1[Redacted](c)(5) of[Redacted]% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100320	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted])	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100321	Primary	Construction-Permanent	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: - [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: -	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
SELLER - GENERAL COMMENT [Redacted]: AUS was run for future sale in secondary market and was not run for loan approval.
REVIEWER - GENERAL COMMENT [Redacted]: Nothing provided, exception remains.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.
SELLER - GENERAL COMMENT [Redacted]: Account statements are under Bank or Asset statements date XXXX and XXXX.
REVIEWER - GENERAL COMMENT [Redacted]: Nothing provided, exception remains.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to re[Redacted](Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a '-' in the initial payment stream.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on comp factors including disposable income >$2,500 of $21,551, FICO>680 of 806, co-borrower 30yrs on the job. REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income a[Redacted] asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100322	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, worksheet does not match amount on final 1008 and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive SELLER - GENERAL COMMENT [Redacted]: Per the single close guide that was in place at the time this loan originated, the max LTV of 95% is acceptable for a 12 month construction for loan amounts up to $750,000 with a minimum FICO of 720. This loan meets our guidelines. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the first adjustment.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100323	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100324	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100325	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted]Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100326	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: - [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
																					[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.			Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100327	Primary	Refinance Rate/Term	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: -	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 o[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $[Redacted].: The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $[Redacted].
Federal Compliance - Missing evidence of [Redacted] Loan Estimate receipt, using mailbox method results in late delivery.: Missing evidence of [Redacted] Loan Estimate receipt, using mailbox method results in late delivery.
Federal Compliance - Fee increased on[Redacted] Loan Estimate with no valid change evident.: Fee increased on[Redacted] Loan Estimate with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100328	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100329	Primary	Refinance Rate/Term	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: - [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1[Redacted](c)(5) of[Redacted]848% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted]Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/2021): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100330	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
																					[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.			Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100331	Primary	Construction-Permanent	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was perfor[Redacted]Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of applicat[Redacted]nitial Loan Estimate dated 0[Redacted]XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosu[Redacted]ailure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)
Federal Compliance - TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 0[Redacted]XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initia[Redacted]/XXXX): TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 0[Redacted]XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initia[Redacted]/XXXX)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100332	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The PI amount is 1555.85, but the system is reflecting more than the actual PI amount. The reason where DTI is going high.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 18.69562% QM qualifying DTI: 21.08057%	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Information completed as per Final Closing Disclosure dated[Redacted] AIR table on page 4.: Information completed as per Final Closing Disclosure dated[Redacted] AIR table on page 4.
Federal Compliance - Information completed as per Final Closing Disclosure dated[Redacted] AIR table on page 4.: Information completed as per Final Closing Disclosure dated[Redacted] AIR table on page 4.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - The final closing disclosure shows 1 year Interest only which does not match calculated loan term.: The final closing disclosure shows 1 year Interest only which does not match calculated loan term.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2973030): Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2973030)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2973029): Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2973029)
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100333	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Investor's qualifying DTI: 37.64597% QM qualifying DTI: 41.67945%	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100335	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	2	[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a '-' in the initial payment stream.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Application [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100336	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 0[Redacted]XXXX incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 0[Redacted]XXXX incorrectly disclosed whether property taxes are included in escrow. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 0[Redacted]XXXX incorrectly disclosed whether property taxes are included in escrow. (Fina[Redacted]/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100337	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Poi[Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100338	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100339	Primary	Construction-Permanent	Non QM	2	2	[2] Miscellaneous - Credit Exception:	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100340	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was perfor[Redacted]Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100341	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Document Error - Loan Estimate: Dates are not in chronological order.: -
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an Initial Interest Rate that does not match the actual initial interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100342	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	QM DTI: The Investor's qualifying DTI is less than the QM DTI.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period. (Fin[Redacted]021)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2974679): Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2974679)
Federal Compliance - inal Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow. (Fin[Redacted]XXXX): inal Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]XXXX): Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2974680): Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2974680)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2974679): Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2974679)
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]XXXX: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]XXXX
Federal Compliance - No Cure Provided: No Cure Provided
Federal Compliance - No Cure Provided: No Cure Provided	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100343	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most rec[Redacted]pplication Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most rec[Redacted]pplication Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 o[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Client requested loan designation restatement to NonQM.: Client requested loan designation restatement to NonQM.
Federal Compliance - ***Amended comment [Redacted]aterfall due to DTI, Program guidelines indicate qualifying rate is Note rate vs. higher of Note rate or fully indexed rate.: ***Amended comment [Redacted]aterfall due to DTI, Program guidelines indicate qualifying rate is Note rate vs. higher of Note rate or fully indexed rate.
Federal Compliance - Missing [Redacted] personal and business tax returns supporting self-employment income used to qualify.: Missing [Redacted] personal and business tax returns supporting self-employment income used to qualify.
Federal Compliance - Missing [Redacted] personal and business tax returns supporting self-employment income used to qualify.: Missing [Redacted] personal and business tax returns supporting self-employment income used to qualify.
Federal Compliance - Calculated term of to first change date is 6 mo. based on permanent financing change date disclosed on Note.  Disclosed term is 1 mo based on construction period.: Calculated term of to first change date is 6 mo. based on permanent financing change date disclosed on Note.  Disclosed term is 1 mo based on construction period.
Federal Compliance - Page 1 of the final Closing Disclosure indicates taxes and insurance are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.: Page 1 of the final Closing Disclosure indicates taxes and insurance are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.
Federal Compliance - Page 1 of the final Closing Disclosure indicates taxes are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.: Page 1 of the final Closing Disclosure indicates taxes are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.
Federal Compliance - Page 1 of the final Closing Disclosure indicates taxes and insurance are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.: Page 1 of the final Closing Disclosure indicates taxes and insurance are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.
Federal Compliance - Product disclosed on final Closing Disclosure is 18 Month Interest Only, 6.5/6 Adjustable Rate.  Calculated product is 17 Month Interest Only, Adjustable Rate due to combined disclosure of construction phase and permanent financing of loan.: Product disclosed on final Closing Disclosure is 18 Month Interest Only, 6.5/6 Adjustable Rate.  Calculated product is 17 Month Interest Only, Adjustable Rate due to combined disclosure of construction phase and permanent financing of loan.
Federal Compliance - Page 1 of the final Closing Disclosure indicates taxes are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.: Page 1 of the final Closing Disclosure indicates taxes are escrowed, however, no escrows are disclosed in Section G on p. 2 or Escrow Account section on p. 4.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100344	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100345	Primary	Construction-Permanent	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 0[Redacted]XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 0[Redacted]XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 0[Redacted]XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100346	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - CLEARED COMMENT [Redacted]: Client elects to redesignate to NonQM. REVIEWER - RE-OPEN COMMENT [Redacted]: Removed the redesignation. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive exception.	1	2	[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1[Redacted](e) of[Redacted]724% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
																					[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.		REVIEWER - CLEARED COMMENT [Redacted]: Client elects to redesignate to NonQM. REVIEWER - RE-OPEN COMMENT [Redacted]: Removed the redesignation. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive exception.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100347	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 51.20751% exceeds Guideline total debt ratio of 43.00000%. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1[Redacted](c)(5) of[Redacted]181% moderately exceeds the guideline maximum of[Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100348	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance excee[Redacted]otal amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redact[Redacted]Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100349	Primary	Construction-Permanent	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 48.02960% exceeds Guideline total debt ratio of 43.00000%.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not ma[Redacted]However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1[Redacted](c)(5) of[Redacted]960% significantly exceeds the guideline maximum of[Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100350	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: [Redacted] Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for [Redacted] Equity 50(a)[Redacted]otential contractual issue
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the l[Redacted]The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacte[Redacted]The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Potential contractual issue

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100351	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: - [2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the l[Redacted]Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination [Redacted]Fee Amount of [Redacted] exceeds tolerance of [Redact[Redacted][Redacted] over legal li[Redacted]Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100352	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1[Redacted](c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100353	Primary	Construction-Permanent	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100354	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100355	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100356	Primary	Purchase	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100357	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100358	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100359	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100360	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Variance is due to qualification method	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Proof of appraisal delivery is not within 3 business days of closing.: Proof of appraisal delivery is not within 3 business days of closing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100361	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100362	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	3	[3] Insurance Analysis - Insurance address does not match Note address. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	SELLER - GENERAL COMMENT [Redacted]: This was a new construction loan. The address at the time of closing was XXXX but was later changed to XXXX. XXXX is now the correct house number. REVIEWER - GENERAL COMMENT [Redacted]: Required updated Hazard Insurance Policy with updated address. Exception Remains.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100363	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100364	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100365	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 0[Redacted]XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fina[Redacted]/XXXX)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100366	Primary	Refinance Rate/Term	Non QM	3	3	[3] General - Missing Document: COVID-19 Attestation not provided	SELLER - GENERAL COMMENT [Redacted]: Under Verification of Employment dated [Redacted]. REVIEWER - GENERAL COMMENT [Redacted]: Missing Verification of Employment dated [Redacted] to verify COVID-19 Attestation on the document. Exception remains open.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100367	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a '-' in the initial payment stream.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100368	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100369	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Investor's qualifying DTI: 20.88848% QM qualifying DTI: 27.63099%	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the maximum periodic principal and interest payment for payment stream 2.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100371	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100372	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 47.91064% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
Federal Compliance - Total qualifying income [Redacted], Total PITIA [Redacted], Total Debts [Redacted], Total Payoffs [Redacted].: Total qualifying income [Redacted], Total PITIA [Redacted], Total Debts [Redacted], Total Payoffs [Redacted].
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclose: Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclose
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow
Federal Compliance - Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100374	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100375	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100376	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI is reduced due to the rental cash flow calculation considered by the lender on the properties listed in the REO. DTI decreased to DTI: 31.88%;to Original DTI: 36.593%	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 18.07868% QM qualifying DTI: 36.59303%	1	2	[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 0.00000% compared to the actual APR at consummation of 3.69425% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - [Redacted]D XXXX - Pertinent sections of the CD are blank/missing and has been marked as incomplete. Please provide an attestation confirming (these are/this is) not a consumer CD that (were/was) provided to the borrower.: [Redacted]D XXXX - Pertinent sections of the CD are blank/missing and has been marked as incomplete. Please provide an attestation confirming (these are/this is) not a consumer CD that (were/was) provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan
Federal Compliance - Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]XXXX): Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]XXXX)
Federal Compliance - CD dated[Redacted]s not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the "mailbox rule" is applied and the presumed receipt date of the CD is [Redacted]hich would not have been at least 3 business days prior to closing.: CD dated[Redacted]s not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the "mailbox rule" is applied and the presumed receipt date of the CD is [Redacted]hich would not have been at least 3 business days prior to closing.	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100377	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Construction phase is crossing P&I Difference.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Verification appraisal was delivered to borrower was not provided.: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100378	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI is less than the QM DTI.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: Disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100379	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	Verification of employment was not provided within 10 business days prior to closing. Verification of employment was not provided within 10 business days prior to closing.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - GENERAL COMMENT [Redacted]: Alternative documentation available within 10 days to verify current employment.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 44.88% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  Sufficient or excess cure was provided to the borrower.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  Sufficient or excess cure was provided to the borrower at Closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower.	Federal Compliance - Client elects to restate designation.: Client elects to restate designation.
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Client elects to restate designation.: Client elects to restate designation.
Federal Compliance - Final CD provided on [Redacted] disclosed first change frequency that does not match the loan.: Final CD provided on [Redacted] disclosed first change frequency that does not match the loan.
Federal Compliance - Final CD provided on [Redacted] disclosed subsequent changes period that does not match the loan.: Final CD provided on [Redacted] disclosed subsequent changes period that does not match the loan.
Federal Compliance - Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]: Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]: Closing disclosure page 1 escrow details reflects as escrowed however page 4 escrow details are [Redacted]
Federal Compliance - Final CD provided on [Redacted] with increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final CD provided on [Redacted] with increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Application date was [Redacted] and Loan Estimate was issued [Redacted] which is delivered on [Redacted].: Application date was [Redacted] and Loan Estimate was issued [Redacted] which is delivered on [Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100380	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - The verification of employment is required and was not found in file.: - [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: - [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	The loan file is missing a VVOE for the Co Borrower and a VVOE for the Borrower within 10 business days of the Note. The verification of employment is required and was not found in file. The loan file is missing a VVOE for the Co Borrower. The VVOE is not dated within 10 business days of the Note.	REVIEWER - WAIVED COMMENT [Redacted]: Alternatively the files contain paystubs dated within 30 days of closing, the guidelines required to be within 10 days. The client elected to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Alternately, the paystub for the Co-Borrower was less than 30 days old. Client elected to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Alternately, the paystub for the Co-Borrower was less than 30 days old. Client elected to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elected to waive and downgrade.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Client restated as Non-QM.: Client restated as Non-QM.
Federal Compliance - Client restated as Non-QM.: Client restated as Non-QM.
Federal Compliance - Client restated as Non-QM.: Client restated as Non-QM.
Federal Compliance - Integrated Disclosure - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Integrated Disclosure - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Survey Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [Redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.: Survey Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [Redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - WAIVED COMMENT [Redacted]: Alternately, the paystubs were less than 30 days old, guidelines required 10 days. Client elected to waive and downgrade.
REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on comp factors including DTI of 30% vs guideline of 43%, Fico of 777 vs 720, 56 months of reserves vs 12.
REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on comp factors including DTI of 30% vs guideline of 43%, Fico of 777 vs 720, 56 months of reserves vs 12.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income a[Redacted] asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - W-2: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100381	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Check Restated Loan Designation Match - General Ability to Repay
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Fin[Redacted]XXXX)
Federal Compliance - : Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX): : Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100382	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Excessive debt ratios, due to missing Hazard insurance policy was not provided to calculate correct PITIA. and mortgage payment for REO [Redacted]was excluded with no supporting documentation.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client redesignationed loan to Non-QM.: Client redesignationed loan to Non-QM.
Federal Compliance - Client redesignated loan to Non-QM.: Client redesignated loan to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Restated Non QM: Restated Non QM
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Mortgage insurance not reflected on first year of interest only payment.: Mortgage insurance not reflected on first year of interest only payment.
Federal Compliance - Adjustment table does not match final loan terms.: Adjustment table does not match final loan terms.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100383	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Check Restated Loan Designation Match - General Ability to Repay
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed [Redacted] instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower
Federal Compliance - Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100384	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy. [2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: - [2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: - [2] Miscellaneous - Credit Exception: [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Prior employer history not provided in file Prior employer history not provided in file Lender Exception is approved for 9 months in reserves vs the 12 months required by guidelines Due to guidelines qualifying at the start rate vs QM qualifying at the Max 5 year rate.	SELLER - GENERAL COMMENT [Redacted]: Construction SOFR[Redacted] ARM. For a primary residence with a credit score of 759, DTI of 40.051% and a LTV of 90%, the maximum loan amount is [Redacted] . (the maximum loan amount for a credit score 700 was [Redacted] , however, the borrower had a credit score of 759).
REVIEWER - GENERAL COMMENT [Redacted]: Loan closed fixed rate not ARM per Note and final closing Disclosure.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 40.43128%
QM qualifying DTI: 46.33783%	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 46.14647% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Preliminary Appraisal report dated [Redacted] missing evidence of receipt.: Preliminary Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Due to guidelines qualifying at the start rate vs QM qualifying at the Max 5 year rate.: Due to guidelines qualifying at the start rate vs QM qualifying at the Max 5 year rate.
Federal Compliance - Final Closing disclosure document dated [Redacted] disclosed projected payments does not match with Loan frequency.: Final Closing disclosure document dated [Redacted] disclosed projected payments does not match with Loan frequency.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Taxes and Insurance are escrowed wherein on Final Closing Disclosure provided on [Redacted] incorrectly disclosed the payment on Non-Escrowed Property Costs over Year 1 of [Redacted]: Taxes and Insurance are escrowed wherein on Final Closing Disclosure provided on [Redacted] incorrectly disclosed the payment on Non-Escrowed Property Costs over Year 1 of [Redacted]
Federal Compliance - Product reflecting on Final closing disclosure document dated [Redacted] does not match with the Constuction loan product.: Product reflecting on Final closing disclosure document dated [Redacted] does not match with the Constuction loan product.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: General QM: The DTI calculated in accordance with the 1026.43(e) of 46.33783% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100386	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100388	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Discrepancy is due to qualifying rate used for QM loan (Max Rate Five Year Periodic P&I vs. Note rate).	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]o cure was provided.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]o cure was provided.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100389	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: - [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI is less than the QM DTI.	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed.: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100391	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]021): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]021)
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100392	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI difference due to remaining debt.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100393	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: - [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___ [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	E-sign Consent Agreement is missing. Total qulaifying income [Redacted], Total PITIA [Redacted], Total Debts [Redacted]. Total qulaifying income [Redacted], Total PITIA [Redacted], Total Debts [Redacted].	1	2	[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Individual Loan Originator not in approved license status to conduct loan origination activities.: Individual Loan Originator not in approved license status to conduct loan origination activities.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. Updated as per final CD.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. Updated as per final CD.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. Updated as per Final CD.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. Updated as per Final CD.
Federal Compliance - Loan Disclosures: Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed. Updated as per Final CD.: Loan Disclosures: Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed. Updated as per Final CD.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. Updated as per Final CD.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. Updated as per Final CD.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100394	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - Loan redesignated.: Loan redesignated.
Federal Compliance - The calculated DTI exceeds maximum allowable.  The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.: The calculated DTI exceeds maximum allowable.  The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Finance Charge understated by [Redacted].  No compliance report or high cost analysis is included in the file.: Finance Charge understated by [Redacted].  No compliance report or high cost analysis is included in the file.
Federal Compliance - The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.: The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.
Federal Compliance - The final Closing Disclosure issued on [Redacted], page 1 disclosed a principal and interest payment on [Redacted], which does not match the Note P&I of [Redacted] as per construction.: The final Closing Disclosure issued on [Redacted], page 1 disclosed a principal and interest payment on [Redacted], which does not match the Note P&I of [Redacted] as per construction.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose a reason for not having an escrow account on page 2.: Final Closing Disclosure provided on [Redacted] did not disclose a reason for not having an escrow account on page 2.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100395	Primary	Refinance Rate/Term	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Hazard Insurance Coverage Amount is insufficient. Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.49% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three days of application.: ARM loan program disclosure not provided to the borrower within three days of application.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Adjustable Payment (AP) Table (pg 4) - one of these has occurred: Subsequent Changes does not support the subsequent changes per the actual terms of the loan.: Adjustable Payment (AP) Table (pg 4) - one of these has occurred: Subsequent Changes does not support the subsequent changes per the actual terms of the loan.
Federal Compliance - Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.: Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - Loan Estimate not delivered to Borrower(s) within three business days of application.: Loan Estimate not delivered to Borrower(s) within three business days of application.	REVIEWER - GENERAL COMMENT [Redacted]: Client re-designated to Non-QM.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100396	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100397	Primary	Refinance Rate/Term	Non QM	3	3	[3] Income Documentation - Income documentation requirements not met. [2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: - [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: -	Missing income documents. Hazard Insurance Policy is not provided in file Verification(s) of employment is not within 10 business days of the Note. Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet provided 1[Redacted]XXXX was not within 3 days of application [Redacted].: CHARM Booklet provided 1[Redacted]XXXX was not within 3 days of application [Redacted].
Federal Compliance - Client elects to restate designation.: Client elects to restate designation.
Federal Compliance - Client elects to restate designation.: Client elects to restate designation.
Federal Compliance - VVOE provided is prior to Note date but greater than 10 days.: VVOE provided is prior to Note date but greater than 10 days.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]XXXX): TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX)
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]XXXX): Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]XXXX)
Federal Compliance - Ten percent tolerance was exceeded Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted] due to Recording fees.   No valid COC in file.: Ten percent tolerance was exceeded Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted] due to Recording fees.   No valid COC in file.
Federal Compliance - Loan Origination Fee was [Redacted] disclosed on initial LE but [Redacted] was disclosed on Closing disclosure. Sufficient Cure was not provided on file.: Loan Origination Fee was [Redacted] disclosed on initial LE but [Redacted] was disclosed on Closing disclosure. Sufficient Cure was not provided on file.	REVIEWER - CLEARED COMMENT [Redacted]: VVOE provided is prior to Note date but greater than 10 days.
REVIEWER - RE-OPEN COMMENT [Redacted]: Restated Loan Designation exception remains open.
REVIEWER - GENERAL COMMENT [Redacted]: Regraded to EV2-B based on comp factors including Fico of 755 vs 720, reserves of 27 months vs 12.00 borrower has been employed in the same field and industry for 5 years.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income a[Redacted] asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100398	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - First change frequency disclosed on final Closing Disclosure is 72 mo.  Calculated first change frequency is 73 mo.  Discrepancy is caused by maturity date of construction period ([Redacted]) and combined disclosure of construction and permanent financing.: First change frequency disclosed on final Closing Disclosure is 72 mo.  Calculated first change frequency is 73 mo.  Discrepancy is caused by maturity date of construction period ([Redacted]) and combined disclosure of construction and permanent financing.
Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the initial disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the initial disclosure, however, are not collected until modification.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.  Discrepancy is caused by combined disclosure of construction and permanent financing.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Disclosed Total of Payments of [Redacted] differs from calculated total of [Redacted], a difference of [Redacted], which exceeds tolerance.: Disclosed Total of Payments of [Redacted] differs from calculated total of [Redacted], a difference of [Redacted], which exceeds tolerance.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100399	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment.	Federal Compliance - CHARM Booklet Disclosure is not provided in file: CHARM Booklet Disclosure is not provided in file
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Affiliated Business Arrangement Disclosure is not within three (3) business days of application.: Affiliated Business Arrangement Disclosure is not within three (3) business days of application.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan 6 months change frequency: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan 6 months change frequency
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan 6 months change frequency: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan 6 months change frequency
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment: Closing Disclosure provided on [Redacted] did not disclose the term "only interest" for loan containing an interest only payment	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100400	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Client re-designated to Non-QM.: Client re-designated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100401	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 35.86670% QM qualifying DTI: 40.97903%	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: -
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an AIR Table when not permissible.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,4[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Appraisal report dated [Redacted]issing evidence of receipt.: Appraisal report dated [Redacted]issing evidence of receipt.
Miscellaneous Compliance - [Redacted] / Relative Sequence Num: 2: Summaries Cash at Settlement From/To Amount is blank.: [Redacted] / Relative Sequence Num: 2: Summaries Cash at Settlement From/To Amount is blank.
Federal Compliance - e: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: e: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan: - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan
Federal Compliance - : Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: : Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,4[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,4[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - No valid changed circumstance is available: No valid changed circumstance is available	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100402	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Hazard Insurance Policy document is not provided. Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate. Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, worksheet found but the monthly premium does not match with the 1008 and no earlier insurance document provided.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.06200% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate.: Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate.
Federal Compliance - Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate.: Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate.
Federal Compliance - AIR table updated as per final closing disclosure issued on [Redacted].: AIR table updated as per final closing disclosure issued on [Redacted].
Federal Compliance - The subject is a bridge loan with a balloon payment.: The subject is a bridge loan with a balloon payment.
Federal Compliance - AP table updated as per final closing disclosure issued on [Redacted].: AP table updated as per final closing disclosure issued on [Redacted].
Federal Compliance - Projected Payments updated as per final closing disclosure issued on [Redacted].: Projected Payments updated as per final closing disclosure issued on [Redacted].
Federal Compliance - Non Escrowed Property Costs over Year 1 is updated as per final closing disclosure issued on [Redacted].: Non Escrowed Property Costs over Year 1 is updated as per final closing disclosure issued on [Redacted].
Federal Compliance - The subject is a Bridge Loan with a 3 month Balloon Payment.: The subject is a Bridge Loan with a 3 month Balloon Payment.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - The CD dated [Redacted] indicates a max payment in 8 years of [Redacted]he Note and ARM Disclosure indicate the loan if fixed through 8 years.: The CD dated [Redacted] indicates a max payment in 8 years of [Redacted]he Note and ARM Disclosure indicate the loan if fixed through 8 years.
Federal Compliance - The CD dated [Redacted] indicates a max payment in 8 years of [Redacted]he Note and ARM Disclosure indicate the loan if fixed through 8 years.: The CD dated [Redacted] indicates a max payment in 8 years of [Redacted]he Note and ARM Disclosure indicate the loan if fixed through 8 years.
Federal Compliance - The CD dated [Redacted] indicates a max payment in 8 years of [Redacted]he Note and ARM Disclosure indicate the loan if fixed through 8 years.: The CD dated [Redacted] indicates a max payment in 8 years of [Redacted]he Note and ARM Disclosure indicate the loan if fixed through 8 years.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]022)
Federal Compliance - Initial Closing Disclosure issued [Redacted], missing evidence of receipt.: Initial Closing Disclosure issued [Redacted], missing evidence of receipt.
Federal Compliance - LE issued [Redacted] and received [Redacted], which was after Closing Disclosure issued [Redacted] and received [Redacted]: LE issued [Redacted] and received [Redacted], which was after Closing Disclosure issued [Redacted] and received [Redacted]
Federal Compliance - LE issued [Redacted] and received [Redacted], which was after Closing Disclosure issued [Redacted] and was on  received [Redacted].: LE issued [Redacted] and received [Redacted], which was after Closing Disclosure issued [Redacted] and was on  received [Redacted].
Federal Compliance - Loan Origination Fee increased from [Redacted] to [Redacted], an increase of [Redacted], without a valid changed circumstance document in file. No cure provided.: Loan Origination Fee increased from [Redacted] to [Redacted], an increase of [Redacted], without a valid changed circumstance document in file. No cure provided.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100403	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The calculated DTI exceeds maximum allowable. The guidelines require use of the note rate as the qualifying rate, but QM qualifying rate is Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 4.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - The loan originator license was issued after application date.: The loan originator license was issued after application date.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Finance Charge understated by [Redacted].  No compliance report or high-cost analysis is included in the file. Missing itemization of [Redacted]lender credit.: Finance Charge understated by [Redacted].  No compliance report or high-cost analysis is included in the file. Missing itemization of [Redacted]lender credit.
Federal Compliance - The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.: The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.
Federal Compliance - Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non-Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - Total of Payments understated by [Redacted], however calculated fall off is at[Redacted]months.: Total of Payments understated by [Redacted], however calculated fall off is at[Redacted]months.
Federal Compliance - TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]021): TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]021)
Federal Compliance - TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower. (7325): TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100404	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - The final closing disclosure reflects a finance charge is that under disclosed by [Redacted] which exceeds the threshold of [Redacted].: The final closing disclosure reflects a finance charge is that under disclosed by [Redacted] which exceeds the threshold of [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - The final closing disclosure dated [Redacted] does not reflect the MI payment for payment stream 4.: The final closing disclosure dated [Redacted] does not reflect the MI payment for payment stream 4.
Federal Compliance - The final closing disclosure dated [Redacted] does not reflect the MI payment for payment stream 3.: The final closing disclosure dated [Redacted] does not reflect the MI payment for payment stream 3.
Federal Compliance - Loan Disclosures: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Loan Disclosures: Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Payment reflected on the final closing disclosure dated [Redacted] reflected a P&I payment for payment stream 3 that does not match the calculated P&I for the loan.: Payment reflected on the final closing disclosure dated [Redacted] reflected a P&I payment for payment stream 3 that does not match the calculated P&I for the loan.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.
Federal Compliance - The final closing disclosure dated [Redacted] reflects a total of all payments that is under disclosed by [Redacted].: The final closing disclosure dated [Redacted] reflects a total of all payments that is under disclosed by [Redacted].
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.
Federal Compliance - No cure not provided.: No cure not provided.
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100405	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 29.64629% QM qualifying DTI: 33.00240%	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an AIR Table when not permissible.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments
Federal Compliance - : Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.: : Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100406	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the maximum periodic principal and interest payment for payment stream 2.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower.	Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]. The Note and Arm Disclosure indicate the loan is fixed through year 8.: The CD dated [Redacted] indicates a max payment in year 8 of [Redacted]. The Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the maximum periodic principal and interest payment for payment stream 2.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the maximum periodic principal and interest payment for payment stream 2.
Federal Compliance - Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.: Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100407	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Loan Term that does not match the actual loan term for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of application.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted]: Application date is [Redacted] and disclosure was dated [Redacted]
Federal Compliance - Final Closing Disclosure dated [Redacted] AIR table is missing.: Final Closing Disclosure dated [Redacted] AIR table is missing.
Federal Compliance - The subject is a bridge loan with a balloon payment.: The subject is a bridge loan with a balloon payment.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Page 1 of the Closing disclosure shows property taxes are included in escrow, but nothing was collected or noted on page 2.: Page 1 of the Closing disclosure shows property taxes are included in escrow, but nothing was collected or noted on page 2.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.: Final Closing Disclosure provided on [Redacted] contains a payment schedule that does not match the term on the loan.
Federal Compliance - page 1 of the Closing disclosure shows property taxes are included in escrow, but nothing was collected or noted on page 2.: page 1 of the Closing disclosure shows property taxes are included in escrow, but nothing was collected or noted on page 2.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.: The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.
Federal Compliance - cation date was [Redacted] and Loan Estimate was issued [Redacted]: cation date was [Redacted] and Loan Estimate was issued [Redacted]	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100408	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 57.06% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan is NonQM.: Loan is NonQM.
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100410	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.	DTI has been calculated as per Income & Expenses updated in system.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 48.68108% and based on 1026.43(c)(5) of 48.84% significantly exceed the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the mortgage insurance payment for payment stream 1
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
Federal Compliance - Loan Origination Fee was last disclosed as $6,370 on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Loan Origination Fee was last disclosed as $6,370 on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Federal Compliance - Loan discount points was last disclosed as $0 on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Loan discount points was last disclosed as $0 on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] Redacted] orrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100411	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Hazard Insurance PolicyHazard Insurance Policy is missing. Guidelines state to qualify using Start rate, QM requires Max 5 year rate.	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100412	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - Final closing disclosure Page 2 Section G and Page 4 information is not matching.: Final closing disclosure Page 2 Section G and Page 4 information is not matching.
Federal Compliance - File is missing a valid COC indicating what fee is changing, why it is changing and by how much. No tolerance cure was provided.: File is missing a valid COC indicating what fee is changing, why it is changing and by how much. No tolerance cure was provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100413	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change 74 months frequency that does not match the actual first change frequency for the loan ([Redacted]XXX): Final Closing Disclosure provided on [Redacted] disclosed a First Change 74 months frequency that does not match the actual first change frequency for the loan ([Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period 74 months that does not match the actual terms for the loan  ([Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period 74 months that does not match the actual terms for the loan  ([Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate as 13 months n Closing disclosure: Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate as 13 months n Closing disclosure	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100414	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client redesignated to NonQM.: Client redesignated to NonQM.
Federal Compliance - Client elects to restate to Non QM.: Client elects to restate to Non QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.[Redacted]XXXX: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.[Redacted]XXXX
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - No valid Change of circumstance provided, nor evidence of cure in file.: No valid Change of circumstance provided, nor evidence of cure in file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100415	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100416	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Interest rate varies due to DTI mismatch	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - checked property taxes are included in escrow, however page 2 of CD no amount was included: checked property taxes are included in escrow, however page 2 of CD no amount was included
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100417	Primary	Refinance Rate/Term	Non QM	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive with compensating factors.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - The file was missing a copy of the CHARM Booklet,: The file was missing a copy of the CHARM Booklet,
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,5[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100418	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 15.42046% however QM qualifying DTI: 17.32909% , Income validated as per available document in file	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - : Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed: : Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100419	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___ [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Income and Liabilities are matching with UW calculation. As per the calculation, DTI is correct in the system.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement. (Fin[Redacted]XXXX)
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX)
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100420	Primary	Refinance Rate/Term	Non QM	2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX): Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2973884): Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2973884)
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]022): Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]XXXX)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]XXXX): Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower. (7200): Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100421	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	LTV of 86.80556 % exceeds Guidelines of 80.000% LTV of 86.80556 % exceeds Guidelines of 80.000% Calculated DTI of 39.60800% exceeds guidelines total DTI of 35.0000%.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 39.60800% moderately exceeds the guideline maximum of 35.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022)	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100422	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 50.32980% exceeds Guideline total debt ratio of 43.00000%.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade with compensating factors.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.41703% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - General QM Provision QM DTI significantly exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 56.83821% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Non-QM loan based on DTI exception waived with compensating factors.: Non-QM loan based on DTI exception waived with compensating factors.
Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - Restated as Non QM: Restated as Non QM
Federal Compliance - DTI is exceeded: DTI is exceeded
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).: Final Closing Disclosure provided on [Redacted] did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100423	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI calculated as per Income document provided in file.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - AIR Table updated as per Final Closing Disclosure issued on [Redacted]: AIR Table updated as per Final Closing Disclosure issued on [Redacted]
Federal Compliance - AP Table updated as per Final Closing Disclosure issued on [Redacted]: AP Table updated as per Final Closing Disclosure issued on [Redacted]
Federal Compliance - Projected payment details updated as per Final Closing Disclosure issued on [Redacted]: Projected payment details updated as per Final Closing Disclosure issued on [Redacted]
Federal Compliance - Projected payment details updated as per Final Closing Disclosure issued on [Redacted]: Projected payment details updated as per Final Closing Disclosure issued on [Redacted]
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - AP/AIR Table updated as per Final Closing Disclosure issued on [Redacted]: AP/AIR Table updated as per Final Closing Disclosure issued on [Redacted]	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100424	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 31.66793% QM qualifying DTI: 36.33394%	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed N/A as Escrowed Property Costs over Year 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed N/A as Escrowed Property Costs over Year 1: Final Closing Disclosure provided on [Redacted] disclosed N/A as Escrowed Property Costs over Year 1
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose a range of years.: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022)
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100425	Primary	Refinance Rate/Term	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Total qualifying income [Redacted], Total PITIA [Redacted], Total Debts [Redacted], Total Payoffs [Redacted].	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Section G on final CD is blank: Section G on final CD is blank
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022)
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100427	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI calculated as [Redacted]/P&I [Redacted] + HOI [Redacted] + Tax [Redacted] +MI$ 135 +Debts [Redacted]	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing Test: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only). Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - The Note reads that it is a 5 year we have the one year interest period for the construction phase and then we have per the note 4 years, but the system/CD is saying it is a 6 year ARM: The Note reads that it is a 5 year we have the one year interest period for the construction phase and then we have per the note 4 years, but the system/CD is saying it is a 6 year ARM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Verification of earlier borrower receipt of the initial Loan Estimate is missing from the file.: Verification of earlier borrower receipt of the initial Loan Estimate is missing from the file.
Federal Compliance - Attorney Fee was last disclosed as $0 on the Loan Estimate, but was disclosed as $75 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $75, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Attorney Fee was last disclosed as $0 on the Loan Estimate, but was disclosed as $75 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $75, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100428	Second Home	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower. (0): Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100429	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet, not provided to the borrower.: CHARM Booklet, not provided to the borrower.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.: Loan is an ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which do not match with the P&I of $2413 as its inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of [Redacted] which do not match with the P&I of $2413 as its inclusive of interest for first 12 months.
Federal Compliance - 1st year as construction period where only interest is paid.: 1st year as construction period where only interest is paid.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. No cure was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. No cure was provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100430	Primary	Refinance Rate/Term	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	E-sign Consent Agreement is missing.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.90591% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the First Change frequency.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Limit: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the First Change Limit.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Index.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Initial Interest Rate.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Margin.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Maximum Interest Rate.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Minimum Interest Rate.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Subsequent Changes frequency.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Limit: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Subsequent Changes Limit.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.37400% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 3.76218% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Interest Rate can change.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - The application date is [Redacted] and the disclosure was provided[Redacted].: The application date is [Redacted] and the disclosure was provided[Redacted].
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Client re-designated loan to Non QM: Client re-designated loan to Non QM
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the First Change frequency.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the First Change frequency.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the First Change Limit.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the First Change Limit.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Index.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Index.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Initial Interest Rate.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Initial Interest Rate.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Margin.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Margin.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Maximum Interest Rate.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Maximum Interest Rate.
Federal Compliance - - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Minimum Interest Rate.: - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Minimum Interest Rate.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Subsequent Changes frequency.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Subsequent Changes frequency.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Subsequent Changes Limit.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose the Subsequent Changes Limit.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - - Loan Calculations: APR of 3.37400% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 3.76218% outside of 0.250% tolerance: - Loan Calculations: APR of 3.37400% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 3.76218% outside of 0.250% tolerance
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Interest Rate can change.: Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Interest Rate can change.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,5[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT [Redacted]: Lender elected to wai[Redacted] wngrade. REVIEWER - GENERAL COMMENT [Redacted]: The application date is [Redacted] and the disclosure was provided[Redacted].	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Limit: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Limit: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100431	Primary	Construction-Permanent	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing evidence of insurance in effect on or prior to Note date. Per guidelines, insurance is not required until completion of construction.	REVIEWER - GENERAL COMMENT [Redacted]: Insurance quote not found.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - Restated to Non QM: Restated to Non QM
Federal Compliance - First change frequency disclosed on final Closing Disclosure is in 74 mo.  Calculated first change frequency is in 72 mo.  Discrepancy is caused combined disclosure of construction and permanent financing.: First change frequency disclosed on final Closing Disclosure is in 74 mo.  Calculated first change frequency is in 72 mo.  Discrepancy is caused combined disclosure of construction and permanent financing.
Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase.  Calculated change is every 6 mo.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the final disclosure, however, are not collected until modification.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 11 Month Interest Only, Adjustable Rate.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 11 Month Interest Only, Adjustable Rate.
Federal Compliance - Construction Admin Fee was disclosed as $500 on the initial Loan Estimate but disclosed as [Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.: Construction Admin Fee was disclosed as $500 on the initial Loan Estimate but disclosed as [Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100432	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 35.97875% QM qualifying DTI: 41.61802%	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 35.97875% QM qualifying DTI: 41.61802%	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Interest Only Payments.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
Federal Compliance - : Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: : Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose a range of years.: Final Closing Disclosure provided on [Redacted] did not disclose a range of years.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (
Federal Compliance - Disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: Disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - The Appraisal Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Appraisal Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - The Recording Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: The Recording Fee changed to [Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100433	Second Home	Refinance Rate/Term	Non QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI discrepancy due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Re-stated to non-QM: Re-stated to non-QM
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that adjusts every payment.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that adjusts every payment.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted]: The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted]
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted].: The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted].
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.: The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - Fee increased on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - Fee increased on [Redacted] Loan Estimate with no valid change evident.: Fee increased on [Redacted] Loan Estimate with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100434	Primary	Refinance Rate/Term	Non QM	3	3	[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance.
[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance policy effective date is missing from evidence of insurance.
[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance policy expiration date is missing from evidence of insurance.
[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Hazard insurance policy is not required in the file Hazard insurance policy is not required in the file Hazard insurance policy is not required in the file Hazard insurance policy is not required in the file No hazard insurance provided for this transaction. Updated as per the guideline correctly	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.
REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.
REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.
REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.
REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.
SELLER - GENERAL COMMENT [Redacted]: This was a construction loan that didn't have hazard insurance at closing.  At construction completion...Total estimated cost new per appraisal is [Redacted] . Insurance coverage is [Redacted]  dwelling + 64,800 for other structures + 25% additional replacement cost coverage of [Redacted]  = Total coverage of [Redacted] edacted] nsurance coverage should be sufficient.
REVIEWER - GENERAL COMMENT [Redacted]: No insurance for this transaction was provided, zero coverage is documented.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Investor's qualifying DTI: 43.91913%
QM qualifying DTI: 50.40326%
REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Loan Designation restated to Non-QM.: Loan Designation restated to Non-QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency beginning of the 78th month. Calculated First Change Frequency is 79 months.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency beginning of the 78th month. Calculated First Change Frequency is 79 months.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Updated as per the closing disclosure correctly: Updated as per the closing disclosure correctly
Federal Compliance - Updated as per the closing disclosure correctly: Updated as per the closing disclosure correctly
Federal Compliance - Updated as per the closing disclosure correctly: Updated as per the closing disclosure correctly
Federal Compliance - Updated as per the closing disclosure correctly: Updated as per the closing disclosure correctly
Federal Compliance - Updated as per the closing disclosure correctly: Updated as per the closing disclosure correctly	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100435	Primary	Construction-Permanent	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Waterfall due to DTI discrepancy due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. The guidelines required qualifying note rate; however, the DTI ratio exceeds the maximum allowed by QM when using the 5 year max rate.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 44.05992% exceeds Guideline total debt ratio of 43.00000%. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - CLEARED COMMENT [Redacted]: Insurance quote in file and client redesignated to Non-QM. REVIEWER - RE-OPEN COMMENT [Redacted]: Cleared in error REVIEWER - WAIVED COMMENT [Redacted]: Waived with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.10817% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 5.22200% compared to the actual APR at consummation of 3.57966% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the minimum Estimated Total Monthly Payment for payment stream 2.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated to NonQM.: Client re-designated to NonQM.
Federal Compliance - Client redesignated to Non-QM.: Client redesignated to Non-QM.
Federal Compliance - Client redesignated to Non-QM.  Lender's calculation does not meet guidelines due to using a different insurance calculations.  1008 reflects calculations not found on insurance quote provided.: Client redesignated to Non-QM.  Lender's calculation does not meet guidelines due to using a different insurance calculations.  1008 reflects calculations not found on insurance quote provided.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the minimum Estimated Total Monthly Payment for payment stream: Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the minimum Estimated Total Monthly Payment for payment stream
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment.: Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.05992% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100436	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Appraisal Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.: Appraisal Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100437	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100439	Primary	Refinance Rate/Term	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT [Redacted]: File reviewed, no worksheet found and no earlier insurance document provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General QM Provision QM DTI moderately exceeds Guidelines: General QM: The DTI calculated in accordance with the 1026.43(e) of 44.72198% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - Provided CD is Incomplete: Provided CD is Incomplete
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold
Federal Compliance - losing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing: losing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100440	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of[Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Client waived and downgraded and redesignated.: Client waived and downgraded and redesignated.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2974017): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2974017)
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]XXXX): TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow. (Fin[Redacted]XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100441	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).: Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).
Federal Compliance - Loan Inspection Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted] a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Loan Inspection Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted] a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Federal Compliance - Appraisal Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted] a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Appraisal Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted] a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100442	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Margin.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Margin.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Margin.
Federal Compliance - ILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022): ILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022)
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100443	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100444	Primary	Construction-Permanent	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Client re-designated loan to Non QM.: Client re-designated loan to Non QM.
Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX): Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100445	Primary	Construction-Permanent	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Condo policy is missing, only HO6 provi Lender did not include REO in DTI. Lender did not include REO in DTI.	REVIEWER - GENERAL COMMENT [Redacted]: Insurance quote not found. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to regrade and waive. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to regrade and waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.06275% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Loan is NonQM.: Loan is NonQM.
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX): TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Escrow shows collected on pg 1 of the CD but page 2 not show escrow collected: Escrow shows collected on pg 1 of the CD but page 2 not show escrow collected
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]022): Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]XXXX)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.": The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected."
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,2[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,2[Redacted] which exceeds the [Redacted] threshold. (Fin[Redacted]XXXX)
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Fin[Redacted]XXXX) and loan closed[Redacted].: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Fin[Redacted]XXXX) and loan closed[Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to regrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100446	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Unable to Determine source of DTI ratio discrepancy.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the last payment of interest only.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]022): Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]022)
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022): Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2974080): Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2974080)
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]022): Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]022)
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Fin[Redacted]022): Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Fin[Redacted]022)
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100447	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___ [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI is not matching	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of 0.00000% compared to the actual APR at consummation of 3.38596% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]XXXX): Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi[Redacted]XXXX)
Federal Compliance - Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Irregular Transaction: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100448	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase. Calculated change is every 6 mo.: Subsequent change disclosed on final Closing Disclosure occurs every month as payment is based on amount advanced during construction phase. Calculated change is every 6 mo.
Federal Compliance - Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the initial disclosure, however, are not collected until modification.: Page 1 of the final Closing Disclosure indicates escrows are collected, however, no escrows are disclosed in Section G on p. 2 or the Escrow Account section on[Redacted]Estimated escrow deposits are included in the initial disclosure, however, are not collected until modification.
Federal Compliance - The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.  Discrepancy is caused by combined disclosure of construction and permanent financing.: The product disclosed on the final Closing Disclosure is 1 Year Interest Only, 6/6 Adjustable Rate, however, the calculated product description is 12 Month Interest Only, Adjustable Rate.  Discrepancy is caused by combined disclosure of construction and permanent financing.
Federal Compliance - Survey Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.: Survey Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100449	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Difference is due to missing hazard insurance.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - PLEASE OVERRIDE, loan was initially fixed rate but on[Redacted]as changed to an ARM. ARM disclosure provided [Redacted].: PLEASE OVERRIDE, loan was initially fixed rate but on[Redacted]as changed to an ARM. ARM disclosure provided [Redacted].
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]022): Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Fin[Redacted]022)
Federal Compliance - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022): Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]022)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]022)
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
Federal Compliance - Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.  COC not provided.: Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.  COC not provided.
Federal Compliance - TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower. COC not provided.: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower. COC not provided.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100450	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The Investor's qualifying DTI is less than the QM DTI.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Application date [Redacted]. Right to receive appraisal was provided [Redacted].: Application date [Redacted]. Right to receive appraisal was provided [Redacted].
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Fin[Redacted]XXXX)
Federal Compliance - The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.: The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,6[Redacted] which exceeds the [Redacted] threshold.
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initi[Redacted]XXXX): Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initi[Redacted]XXXX)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100451	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I. DTI exceeds due to the guideline required using the start rate/Note rate and Qualified Mortgage qualifying rate Method of Max Rate Five Year Periodic P&I.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.26826% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Loan is NonQM.: Loan is NonQM.
Federal Compliance - Final Closing Disclosure dated [Redacted] AIR Table is missing.: Final Closing Disclosure dated [Redacted] AIR Table is missing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade and waive	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100452	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Designation restated.: Designation restated.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - The origination fee increased to $4300 on the final CD with no change of circumstance.: The origination fee increased to $4300 on the final CD with no change of circumstance.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100454	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 34.44534%, QM qualifying DTI: 37.74549%	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet is missing in file: CHARM Booklet is missing in file
Federal Compliance - Initial Escrow Account Disclosure is missing in file: Initial Escrow Account Disclosure is missing in file
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.: Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are over disclosed.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX): Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]XXXX)
Federal Compliance - Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100455	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 3.39426% or Final Disclosure APR of 5.72270% is equal to or greater than the threshold of APOR 3.00% + 2.5%, or 5.50000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.72270% is overdisclosed from calculated APR of 3.39426% outside of 0.250% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of [Redacted] is underdisclosed from calculated Finance Charge of [Redacted] in the amount of [Redacted].
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - Client elects to restate designation to Non-QM.: Client elects to restate designation to Non-QM.
Federal Compliance - Loan Amount on Final GFE does not match Note.: Loan Amount on Final GFE does not match Note.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive.	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100456	Primary	Construction-Permanent	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Lender approved exception for lot size 14.975 LTV/CLTV 90%. Unable to downgrade/waive due to missing sufficient lender compensating factors. DTI variance due to Interest-Only period Hazard Insurance Policy is missing	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade. REVIEWER - GENERAL COMMENT [Redacted]: Insurance quote not found. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 48.73% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure is missing: CHARM Booklet Disclosure is missing
Federal Compliance - Restated to Non-QM: Restated to Non-QM
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan
Federal Compliance - Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed: Loan Disclosures: Non Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]018): TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Fin[Redacted]018)	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive and downgrade.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100457							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100458							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100464							Primary	Purchase	Non QM	3	1				1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.18728% or Final Disclosure APR of 9.35900% is equal to or greater than the threshold of APOR 7.53% + 1.5%, or 9.03000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - WAIVED COMMENT [Redacted]: Waived	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100465							Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Disclosure available is signed on [Redacted] with no evidence of Notice receipt at least 10 days prior to closing.: Disclosure available is signed on [Redacted] with no evidence of Notice receipt at least 10 days prior to closing.	REVIEWER - WAIVED COMMENT [Redacted]: EV2 REVIEWER - WAIVED COMMENT [Redacted]: EV2	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100466							Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100467	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income Docs Missing:: - [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: - [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: - [2] Miscellaneous - Credit Exception:	Missing VOE for [Redacted] Waterfall due to missing VOE. File is Missing Lease agreement, Mortgage Statement document. Missing VOE for [Redacted]. EXCEPTION: Non warrantable condo requires committee approval. Investor concentration is over 50% making investment purchase ineligible.	SELLER - GENERAL COMMENT [Redacted]: VVOE Uploaded
REVIEWER - GENERAL COMMENT [Redacted]: Loan disbursed on [Redacted] VVOE is dated [Redacted]hich is a week after closing.  Employment needs to be verified prior to closing.
SELLER - GENERAL COMMENT [Redacted]: VVOE attached
REVIEWER - GENERAL COMMENT [Redacted]: Loan disbursed on [Redacted] VVOE is dated [Redacted]hich is a week after closing.  Employment needs to be verified prior to closing.
SELLER - GENERAL COMMENT [Redacted]: Attached VVOE dated[Redacted]
REVIEWER - GENERAL COMMENT [Redacted]: Need VVOE for CB's employment with [Redacted]
SELLER - GENERAL COMMENT [Redacted]: HOI Doc
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Statement, Tax Verification
REVIEWER - GENERAL COMMENT [Redacted]: Received hazard insurance.  Still missing  lease, mortgage statement and tax verification
SELLER - GENERAL COMMENT [Redacted]: Upload VVOE
REVIEWER - GENERAL COMMENT [Redacted]: Loan disbursed on [Redacted] VVOE is dated [Redacted]hich is a week after closing.  Employment needs to be verified prior to closing.
															REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt: Appraisal report dated [Redacted] missing evidence of receipt	REVIEWER - WAIVED COMMENT [Redacted]: EV2		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100468							Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of 80% exceeds maximum requirement of LTV of 75% as per guideline. Lender exception in loan file.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1				2	[2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized) The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.	Federal Compliance - Lender exception in loan file to cross collateral properties subject and additional property being purchased XXXX unit XXXX same condo project as subject.: Lender exception in loan file to cross collateral properties subject and additional property being purchased XXXXX unit XXXX same condo project as subject.	REVIEWER - WAIVED COMMENT [Redacted]: EV2		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100473	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Lender excluded expenses for [Redacted] with no explanation.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 49.49% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.	Federal Compliance - Non-QM loan based on DTI exception waived with compensating factors.: Non-QM loan based on DTI exception waived with compensating factors.
Federal Compliance - LD restated to non qm: LD restated to non qm
Federal Compliance - LD restated to non qm: LD restated to non qm
Federal Compliance - List was not provided.: List was not provided.
Federal Compliance - This is a construction to permanent loan.: This is a construction to permanent loan.
Federal Compliance - This is a construction to permanent loan.: This is a construction to permanent loan.
Federal Compliance - This is a construction to permanent loan.: This is a construction to permanent loan.
Federal Compliance - Cleared: Cleared
Federal Compliance - This is a construction to permanent loan.: This is a construction to permanent loan.
Federal Compliance - This is a construction to permanent loan.: This is a construction to permanent loan.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100476							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100477							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] is missing evidence of receipt.: Appraisal report dated [Redacted] is missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100478	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27866% or Final Disclosure APR of 9.97800% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.84682% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Margin as reflected on the Note.	Federal Compliance - APR on subject loan of 9.84682% or Final Disclosure APR of 9.97800% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.: APR on subject loan of 9.84682% or Final Disclosure APR of 9.97800% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - To be overridden margin updated post consummation.: To be overridden margin updated post consummation.	SELLER - GENERAL COMMENT [Redacted]: investor to review
REVIEWER - GENERAL COMMENT [Redacted]: Loan is HPML. Please review and advise.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.84682% or Final Disclosure APR of 9.97800% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender updated margin post consummation.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100479	Primary	Purchase	Non QM	3	2	[2] Application / Processing - 1003/Declarations are incomplete: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? reflects neither Yes nor No. Unable to determine qualification without this information.: -
[2] Application / Processing - 1003/Declarations are incomplete:  D. 2. Have you or will you be applying for any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this application? reflects neither Yes nor No.  Unable to determine qualification without this information.: -
[2] Application / Processing - 1003/Declarations are incomplete: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects neither Yes nor No. Unable to determine qualification without this information.: -	SELLER - GENERAL COMMENT [Redacted]: attached updated 1003
SELLER - GENERAL COMMENT [Redacted]: updated 1003 sent
REVIEWER - GENERAL COMMENT [Redacted]: 1003 provided was not signed by borrower.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
Borrower has verified disposable income of at least [Redacted] .
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
Borrower has verified disposable income of at least [Redacted] .
SELLER - GENERAL COMMENT [Redacted]: attached updated 1003
REVIEWER - GENERAL COMMENT [Redacted]: 1003 provided was not signed by borrower.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors
Borrower has verified disposable income of at least [Redacted] .	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.25568% or Final Disclosure APR of 9.82800% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.82470% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Waterfall due to missing current verbal verification of employment.: Waterfall due to missing current verbal verification of employment.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $8845 which do not match with the P&I of [Redacted] as its inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $8845 which do not match with the P&I of [Redacted] as its inclusive of interest for first 12 months.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $7673 which do not match with the P&I of [Redacted] as its inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $7673 which do not match with the P&I of [Redacted] as its inclusive of interest for first 12 months.
Federal Compliance - Mansion Tax was added on closing disclosure issued [Redacted] with no coc in file: Mansion Tax was added on closing disclosure issued [Redacted] with no coc in file	SELLER - GENERAL COMMENT [Redacted]: seller to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.82470% or Final Disclosure APR of 9.82800% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender updated margin post consummation.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100486	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.91553% or Final Disclosure APR of 9.91800% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.91553% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100491	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27425% or Final Disclosure APR of 10.26200% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.19553% is in excess of allowable threshold of Prime Mortgage Market Rate 7.53000% + 1.75%, or 9.28000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is based on the highest interest rate that can occur in the first 61 months.: Per guidelines, qualifying rate is based on the highest interest rate that can occur in the first 61 months.
Federal Compliance - Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted].  Calculated total maximum payment is [Redacted]: Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted].  Calculated total maximum payment is [Redacted]
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted].  Calculated total minimum payment is [Redacted]: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted].  Calculated total minimum payment is [Redacted]
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted].  Calculated total minimum payment is [Redacted]: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted].  Calculated total minimum payment is [Redacted]
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted]: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted]	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.19553% or Final Disclosure APR of 10.26200% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100492							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100493	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.25916% or Final Disclosure APR of 10.32300% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.32027% is in excess of allowable threshold of Prime Mortgage Market Rate 7.55000% + 1.75%, or 9.30000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The Maximum Estimated Total Monthly Payment in the Projected Payments for Year 4 was not rounded up.: The Maximum Estimated Total Monthly Payment in the Projected Payments for Year 4 was not rounded up.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.32027% or Final Disclosure APR of 10.32300% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100494	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.31517% or Final Disclosure APR of 10.04700% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.04406% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is based on the highest interest rate that can occur in the first 61 months.: Per guidelines, qualifying rate is based on the highest interest rate that can occur in the first 61 months.
Federal Compliance - Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted].  Calculated total maximum payment is [Redacted].: Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted].  Calculated total maximum payment is [Redacted].
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.04406% or Final Disclosure APR of 10.04700% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Lender updated margin post consummation.
REVIEWER - CURED COMMENT [Redacted]: Lender updated margin post consummation.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100495							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100496	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.29061% or Final Disclosure APR of 10.35400% is equal to or greater than the threshold of APOR 7.98% + 1.5%, or 9.48000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.35255% is in excess of allowable threshold of Prime Mortgage Market Rate 7.59000% + 1.75%, or 9.34000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final Closing Disclosure projected total max payment amount for payment stream 2 is [Redacted] Calculated projected total max payment amount for payment stream 2 is [Redacted].: Final Closing Disclosure projected total max payment amount for payment stream 2 is [Redacted] Calculated projected total max payment amount for payment stream 2 is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.35255% or Final Disclosure APR of 10.35400% is equal to or greater than the threshold of APOR 7.98% + 1.5%, or 9.48000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100497	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.23225% or Final Disclosure APR of 10.35600% is equal to or greater than the threshold of APOR 7.98% + 1.5%, or 9.48000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.35259% is in excess of allowable threshold of Prime Mortgage Market Rate 7.53000% + 1.75%, or 9.28000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.35259% or Final Disclosure APR of 10.35600% is equal to or greater than the threshold of APOR 7.98% + 1.5%, or 9.48000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100498							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Federal Compliance - Report date of the appraisal is [Redacted]1 and sent date is [Redacted].: Report date of the appraisal is [Redacted]1 and sent date is [Redacted].					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100500	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.30229% or Final Disclosure APR of 10.03500% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.96685% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 3 of [Redacted]hould be $2193.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 3 of [Redacted]hould be $2193.
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of [Redacted]hould be $2193.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of [Redacted]hould be $2193.
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 3 of [Redacted]hould be $2193.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 3 of [Redacted]hould be $2193.
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 2 of [Redacted]hould be $2193.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 2 of [Redacted]hould be $2193.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.96685% or Final Disclosure APR of 10.03500% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100503	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.46401% or Final Disclosure APR of 10.15700% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.15430% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The Estimated Maximum Payment Stream 3 on the Closing Disclosure is rounded down, when it should be rounded up to the next dollar amount.: The Estimated Maximum Payment Stream 3 on the Closing Disclosure is rounded down, when it should be rounded up to the next dollar amount.
Federal Compliance - The Estimated Maximum Payment Stream 2 on the Closing Disclosure is rounded down, when it should be rounded up to the next dollar amount.: The Estimated Maximum Payment Stream 2 on the Closing Disclosure is rounded down, when it should be rounded up to the next dollar amount.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.15430% or Final Disclosure APR of 10.15700% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender updated margin post consummation.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100504							Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). [2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.88215% is in excess of allowable threshold of Prime Mortgage Market Rate 7.54000% + 1.75%, or 9.29000%. Non-Compliant SubPrime Loan.	Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal. REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100505	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.95572% or Final Disclosure APR of 9.95900% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.95572% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100507	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.31075% or Final Disclosure APR of 10.23100% is equal to or greater than the threshold of APOR 7.99% + 1.5%, or 9.49000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.10042% is in excess of allowable threshold of Prime Mortgage Market Rate 7.59000% + 1.75%, or 9.34000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Receipt dated[Redacted] however appraisal report dated [Redacted]24.: Receipt dated[Redacted] however appraisal report dated [Redacted]XXXX.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.10042% or Final Disclosure APR of 10.23100% is equal to or greater than the threshold of APOR 7.99% + 1.5%, or 9.49000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100508	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.92575% or Final Disclosure APR of 9.92900% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.92575% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The Estimated Maximum Payment for payment stream 3 is not rounded properly.: The Estimated Maximum Payment for payment stream 3 is not rounded properly.
Federal Compliance - The Estimated Maximum Payment for payment stream 2 is not rounded properly.: The Estimated Maximum Payment for payment stream 2 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 4 is not rounded properly.: The Estimated Minimum Payment for payment stream 4 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 3 is not rounded properly.: The Estimated Minimum Payment for payment stream 3 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 2 is not rounded properly.: The Estimated Minimum Payment for payment stream 2 is not rounded properly.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100509	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.28555% or Final Disclosure APR of 10.20100% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.20128% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on [Redacted] did not disclose the total principal paid off in 5 years.
[2] Federal Compliance - TRID Final Loan Estimate 5 Year Payments: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on [Redacted] did not disclose the total principal paid off in 5 years.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Loan Estimate provided on [Redacted] did not disclose the total principal paid off in 5 years.: Loan Estimate provided on [Redacted] did not disclose the total principal paid off in 5 years.
Federal Compliance - Loan Estimate provided on [Redacted] did not disclose the total principal paid off in 5 years.: Loan Estimate provided on [Redacted] did not disclose the total principal paid off in 5 years.
Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted]: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted]	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.20128% or Final Disclosure APR of 10.20100% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Loan Estimate 5 Year Paid Off: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Loan Estimate 5 Year Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100511	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.23397% or Final Disclosure APR of 10.02700% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.96022% is in excess of allowable threshold of Prime Mortgage Market Rate 7.55000% + 1.75%, or 9.30000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.96022% or Final Disclosure APR of 10.02700% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender updated margin post consummation.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100512	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.30187% or Final Disclosure APR of 10.03400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.03051% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $1983 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $1983 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $2166 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $2166 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $2322 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $2322 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $1618 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment of $1618 which do not match with the P&I of $1656 as its inclusive of interest for first 12 months.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.03051% or Final Disclosure APR of 10.03400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender updated margin post consummation.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100514	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.28535% or Final Disclosure APR of 10.12400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.12408% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per seller guidelines, the loan was qualified at the highest interest rate that can occur in the first 61 months: Per seller guidelines, the loan was qualified at the highest interest rate that can occur in the first 61 months	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.12408% or Final Disclosure APR of 10.12400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100515							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100528							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Missing receipt of [Redacted]eport, receipt of earlier report was provided.: Missing receipt of [Redacted]eport, receipt of earlier report was provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100538							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Missing receipt of [Redacted]eport, receipt of earlier report was provided.: Missing receipt of [Redacted]eport, receipt of earlier report was provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100543							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - Missing receipt of [Redacted]eport, receipt of earlier report was provided.: Missing receipt of [Redacted]eport, receipt of earlier report was provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100544	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.38608% or Final Disclosure APR of 10.52400% is equal to or greater than the threshold of APOR 7.95% + 1.5%, or 9.45000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.44252% is in excess of allowable threshold of Prime Mortgage Market Rate 7.69000% + 1.75%, or 9.44000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - VOE is dated more than 10 business days prior to closing date: VOE is dated more than 10 business days prior to closing date
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.44252% or Final Disclosure APR of 10.52400% is equal to or greater than the threshold of APOR 7.95% + 1.5%, or 9.45000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100545	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.57306% or Final Disclosure APR of 10.42600% is equal to or greater than the threshold of APOR 8.03% + 1.5%, or 9.53000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.42601% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.42601% or Final Disclosure APR of 10.42600% is equal to or greater than the threshold of APOR 8.03% + 1.5%, or 9.53000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.74910% or Final Disclosure APR of 10.42600% is equal to or greater than the threshold of APOR 8.03% + 1.5%, or 9.53000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100546							Investment	Purchase	N/A	2	1				1				2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -	Document Error - CD issued on [Redacted] was (received/signed) by borrower on [Redacted].: CD issued on [Redacted] was (received/signed) by borrower on [Redacted].					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100547	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.52377% or Final Disclosure APR of 10.30800% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.24082% is in excess of allowable threshold of Prime Mortgage Market Rate 7.78000% + 1.75%, or 9.53000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
Federal Compliance - Rate lock is missing.: Rate lock is missing.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.24082% or Final Disclosure APR of 10.30800% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100548	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.27909% or Final Disclosure APR of 10.28200% is equal to or greater than the threshold of APOR 7.95% + 1.5%, or 9.45000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.27909% is in excess of allowable threshold of Prime Mortgage Market Rate 7.79000% + 1.75%, or 9.54000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on 08/27/2026 PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.27909% or Final Disclosure APR of 10.28200% is equal to or greater than the threshold of APOR 7.95% + 1.5%, or 9.45000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100549							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100550	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.48814% or Final Disclosure APR of 10.46900% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.34499% is in excess of allowable threshold of Prime Mortgage Market Rate 7.77000% + 1.75%, or 9.52000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Payment stream four (4) maximum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly paymenst is [Redacted].: Payment stream four (4) maximum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly paymenst is [Redacted].
Federal Compliance - Payment stream four (4) minimum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly payments is [Redacted].: Payment stream four (4) minimum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly payments is [Redacted].
Federal Compliance - Payment stream three (3) minimum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly payments is [Redacted].: Payment stream three (3) minimum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly payments is [Redacted].
Federal Compliance - Payment stream two (2) minimum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly payments is [Redacted].: Payment stream two (2) minimum total monthly payment of [Redacted] on Final Closing Disclosure; however, calculated total monthly payments is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.34499% or Final Disclosure APR of 10.46900% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100551	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.46600% or Final Disclosure APR of 10.30600% is equal to or greater than the threshold of APOR 7.99% + 1.5%, or 9.49000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.23988% is in excess of allowable threshold of Prime Mortgage Market Rate 7.77000% + 1.75%, or 9.52000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the minimum Estimated Total Monthly Payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Missing initial disclosure: Missing initial disclosure
Federal Compliance - Disclosure is signed on XXXX: Disclosure is signed on XXXX
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the minimum Estimated Total Monthly Payment for payment stream 1.: Final Closing Disclosure provided on [Redacted] did not disclose the minimum Estimated Total Monthly Payment for payment stream 1.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Zero tolerance fee for discount exceeded limit by $40: Zero tolerance fee for discount exceeded limit by $40	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.23988% or Final Disclosure APR of 10.30600% is equal to or greater than the threshold of APOR 7.99% + 1.5%, or 9.49000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100552	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.45899% or Final Disclosure APR of 10.32800% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.31079% is in excess of allowable threshold of Prime Mortgage Market Rate 7.77000% + 1.75%, or 9.52000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - inal Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: inal Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.31079% or Final Disclosure APR of 10.32800% is equal to or greater than the threshold of APOR 7.96% + 1.5%, or 9.46000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100553	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.93676% or Final Disclosure APR of 10.45000% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.45021% is in excess of allowable threshold of Prime Mortgage Market Rate 7.69000% + 1.75%, or 9.44000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.45021% or Final Disclosure APR of 10.45000% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100554	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.66133% or Final Disclosure APR of 10.37000% is equal to or greater than the threshold of APOR 7.91% + 1.5%, or 9.41000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.30977% is in excess of allowable threshold of Prime Mortgage Market Rate 7.65000% + 1.75%, or 9.40000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.30977% or Final Disclosure APR of 10.37000% is equal to or greater than the threshold of APOR 7.91% + 1.5%, or 9.41000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100555	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.40946% or Final Disclosure APR of 10.25900% is equal to or greater than the threshold of APOR 8.03% + 1.5%, or 9.53000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.26176% is in excess of allowable threshold of Prime Mortgage Market Rate 7.70000% + 1.75%, or 9.45000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
Federal Compliance - Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.: Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.
Federal Compliance - Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.: Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.
Federal Compliance - Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.: Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.
Federal Compliance - Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.: Calculated TRID Projected Payments minimum total payment is 4905 & Final CD TRID Projected Payments is 4906.
Federal Compliance - None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.26176% or Final Disclosure APR of 10.25900% is equal to or greater than the threshold of APOR 8.03% + 1.5%, or 9.53000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100556	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.66011% or Final Disclosure APR of 10.43400% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.24599% is in excess of allowable threshold of Prime Mortgage Market Rate 7.65000% + 1.75%, or 9.40000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Appraisal report date is [Redacted] and sent date is [Redacted]: Appraisal report date is [Redacted] and sent date is [Redacted]
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.24599% or Final Disclosure APR of 10.43400% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100557	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.67569% or Final Disclosure APR of 10.43200% is equal to or greater than the threshold of APOR 7.91% + 1.5%, or 9.41000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.42844% is in excess of allowable threshold of Prime Mortgage Market Rate 7.65000% + 1.75%, or 9.40000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.42844% or Final Disclosure APR of 10.43200% is equal to or greater than the threshold of APOR 7.91% + 1.5%, or 9.41000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100558							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100559							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100560	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.70745% or Final Disclosure APR of 10.48300% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.47979% is in excess of allowable threshold of Prime Mortgage Market Rate 7.50000% + 1.75%, or 9.25000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying P&I is determined using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due.: Per guidelines, qualifying P&I is determined using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due.
Federal Compliance - Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $1,940.: Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $1,940.
Federal Compliance - Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $1,762.: Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $1,762.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,404.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,404.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,404.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,404.
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,404.: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,404.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.47979% or Final Disclosure APR of 10.48300% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.88371% or Final Disclosure APR of 10.48300% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100561	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.77592% or Final Disclosure APR of 10.36700% is equal to or greater than the threshold of APOR 8.00% + 1.5%, or 9.50000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.36662% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
Federal Compliance - Final closing disclosure provided on [Redacted] disclosed maximum estimated total monthly payment for payment stream 2 that does not match the actual total payment for the loan.: Final closing disclosure provided on [Redacted] disclosed maximum estimated total monthly payment for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.36662% or Final Disclosure APR of 10.36700% is equal to or greater than the threshold of APOR 8.00% + 1.5%, or 9.50000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100562	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.42714% or Final Disclosure APR of 10.40500% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.40536% is in excess of allowable threshold of Prime Mortgage Market Rate 7.69000% + 1.75%, or 9.44000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.40536% or Final Disclosure APR of 10.40500% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100563	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.38685% or Final Disclosure APR of 10.39000% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.38685% is in excess of allowable threshold of Prime Mortgage Market Rate 7.63000% + 1.75%, or 9.38000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.: Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.
State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.38685% or Final Disclosure APR of 10.39000% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100564							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100565	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.39710% or Final Disclosure APR of 10.40000% is equal to or greater than the threshold of APOR 7.98% + 1.5%, or 9.48000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.39710% is in excess of allowable threshold of Prime Mortgage Market Rate 7.61000% + 1.75%, or 9.36000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $5,584.: Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $5,584.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100566							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100567	Primary	Purchase	Non QM	3	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Homeowner's insurance policy has an effective date of [Redacted] and started after the loan closed on [Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted].	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.01981% or Final Disclosure APR of 10.08700% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.01981% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100569							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100571	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.49017% or Final Disclosure APR of 10.51300% is equal to or greater than the threshold of APOR 7.85% + 1.5%, or 9.35000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.49017% is in excess of allowable threshold of Prime Mortgage Market Rate 7.64000% + 1.75%, or 9.39000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.44750% or Final Disclosure APR of 10.51300% is equal to or greater than the threshold of APOR 7.85% + 1.5%, or 9.35000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on 08/27/2026 PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.49017% or Final Disclosure APR of 10.51300% is equal to or greater than the threshold of APOR 7.85% + 1.5%, or 9.35000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: New York Subprime Loan: APR on subject loan of 10.44750% is in excess of allowable threshold of Prime Mortgage Market Rate 7.64000% + 1.75%, or 9.39000%.  Non-Compliant SubPrime Loan.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100572	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.79294% or Final Disclosure APR of 10.52700% is equal to or greater than the threshold of APOR 7.99% + 1.5%, or 9.49000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.52347% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The final Closing Disclosure payment stream 3 on page 1 reflects a maximum payment of [Redacted]. Based on the maximum P&I of [Redacted] and the escrow amount of [Redacted] and using the appropriate rounding method the maximum payment should be [Redacted].: The final Closing Disclosure payment stream 3 on page 1 reflects a maximum payment of [Redacted]. Based on the maximum P&I of [Redacted] and the escrow amount of [Redacted] and using the appropriate rounding method the maximum payment should be [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.52347% or Final Disclosure APR of 10.52700% is equal to or greater than the threshold of APOR 7.99% + 1.5%, or 9.49000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100573	Primary	Purchase	Non QM	3	2	[2] Application / Processing - Missing Document: Missing Final 1003	The final 1003 is not signed by the originator.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted].	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.76579% or Final Disclosure APR of 10.38700% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.38333% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Lender updated margin post consummation.: Lender updated margin post consummation.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.38333% or Final Disclosure APR of 10.38700% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100574	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.62388% or Final Disclosure APR of 10.48000% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.41346% is in excess of allowable threshold of Prime Mortgage Market Rate 7.54000% + 1.75%, or 9.29000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final Closing disclosure dated [Redacted] shows estimated monthly payment as [Redacted] which does not matches with actual monthly payment as [Redacted].: Final Closing disclosure dated [Redacted] shows estimated monthly payment as [Redacted] which does not matches with actual monthly payment as [Redacted].
Federal Compliance - Final Closing disclosure dated [Redacted] shows estimated monthly payment as [Redacted] which does not matches with actual monthly payment as [Redacted].: Final Closing disclosure dated [Redacted] shows estimated monthly payment as [Redacted] which does not matches with actual monthly payment as [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.41346% or Final Disclosure APR of 10.48000% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100575	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.65821% or Final Disclosure APR of 10.42500% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.35869% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.: Per guidelines - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.
Federal Compliance - Projected payment stream 2 maximum amount of $7,576 as per the closing disclosure, as per the calculated payment maximum amount of $7,577.: Projected payment stream 2 maximum amount of $7,576 as per the closing disclosure, as per the calculated payment maximum amount of $7,577.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.35869% or Final Disclosure APR of 10.42500% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100576							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100577	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.35952% or Final Disclosure APR of 10.36300% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.35952% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The Estimated Maximum Payment for payment stream 4 is not rounded properly.: The Estimated Maximum Payment for payment stream 4 is not rounded properly.
Federal Compliance - The Estimated Maximum Payment for payment stream 3 is not rounded properly.: The Estimated Maximum Payment for payment stream 3 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 4 is not rounded properly.: The Estimated Minimum Payment for payment stream 4 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 3 is not rounded properly.: The Estimated Minimum Payment for payment stream 3 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 2 is not rounded properly.: The Estimated Minimum Payment for payment stream 2 is not rounded properly.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100578	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.64038% or Final Disclosure APR of 10.46200% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.39605% is in excess of allowable threshold of Prime Mortgage Market Rate 7.53000% + 1.75%, or 9.28000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Appraisal effective date is [Redacted] and report date is [Redacted]. Sent date is [Redacted].: Appraisal effective date is [Redacted] and report date is [Redacted]. Sent date is [Redacted].
Federal Compliance - Projected payment stream 2 as per the closing disclosure maximum amount of $7,564 which does not match with calculated amount of $7,565.: Projected payment stream 2 as per the closing disclosure maximum amount of $7,564 which does not match with calculated amount of $7,565.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.39605% or Final Disclosure APR of 10.46200% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100579							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100580	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.43361% or Final Disclosure APR of 10.49900% is equal to or greater than the threshold of APOR 7.85% + 1.5%, or 9.35000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.43361% is in excess of allowable threshold of Prime Mortgage Market Rate 7.52000% + 1.75%, or 9.27000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100581							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100582	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.31772% or Final Disclosure APR of 10.36500% is equal to or greater than the threshold of APOR 7.98% + 1.5%, or 9.48000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.17779% is in excess of allowable threshold of Prime Mortgage Market Rate 7.54000% + 1.75%, or 9.29000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.17779% or Final Disclosure APR of 10.36500% is equal to or greater than the threshold of APOR 7.98% + 1.5%, or 9.48000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100583							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100584							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Borrower waived 3 day right on[Redacted]nd the loan closed on [Redacted].: Borrower waived 3 day right on[Redacted]nd the loan closed on [Redacted]. Federal Compliance - Borrower waived 3 day right on[Redacted]nd the loan closed on [Redacted].: Borrower waived 3 day right on[Redacted]nd the loan closed on [Redacted].		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100585							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Evidence of borrower's receipt of the Appraisal within 3 business days prior to closing was not provided.: Evidence of borrower's receipt of the Appraisal within 3 business days prior to closing was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100586							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100587	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.76679% or Final Disclosure APR of 10.68100% is equal to or greater than the threshold of APOR 7.97% + 1.5%, or 9.47000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.61525% is in excess of allowable threshold of Prime Mortgage Market Rate 7.78000% + 1.75%, or 9.53000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]alculated total maximum payment is $3,445.: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]alculated total maximum payment is $3,445.
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]alculated total minimum payment is $2,501.: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]alculated total minimum payment is $2,501.
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]alculated total minimum payment is $2,501.: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]alculated total minimum payment is $2,501.
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]alculated total minimum payment is $2,501.: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]alculated total minimum payment is $2,501.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.61525% or Final Disclosure APR of 10.68100% is equal to or greater than the threshold of APOR 7.97% + 1.5%, or 9.47000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100588	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.51732% or Final Disclosure APR of 10.54700% is equal to or greater than the threshold of APOR 7.93% + 1.5%, or 9.43000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.41759% is in excess of allowable threshold of Prime Mortgage Market Rate 7.79000% + 1.75%, or 9.54000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Calculated maximum payment is [Redacted] and it was disclosed as [Redacted] on final closing disclosure.: Calculated maximum payment is [Redacted] and it was disclosed as [Redacted] on final closing disclosure.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.41759% or Final Disclosure APR of 10.54700% is equal to or greater than the threshold of APOR 7.93% + 1.5%, or 9.43000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100590	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.64578% or Final Disclosure APR of 10.58400% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.58685% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $4,016.: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $4,016.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.58685% or Final Disclosure APR of 10.58400% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.82249% or Final Disclosure APR of 10.58400% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100591	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.71603% or Final Disclosure APR of 10.56800% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.56479% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.56479% or Final Disclosure APR of 10.56800% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.80405% or Final Disclosure APR of 10.56800% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100592	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.69084% or Final Disclosure APR of 10.63000% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.50690% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.50690% or Final Disclosure APR of 10.63000% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100593	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.63871% or Final Disclosure APR of 10.44000% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.44370% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $3,270.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $3,270.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $3,270.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $3,270.
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $3,270.: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $3,270.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.44370% or Final Disclosure APR of 10.44000% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100594	Primary	Purchase	Non QM	3	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Homeowners insurance policy has an effective date of[Redacted] and started after the loan funded on[Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted].	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.87891% or Final Disclosure APR of 10.54800% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.54517% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Initial [Redacted] closing disclosure was signed on [Redacted], missing evidence of earlier receipt.: Initial [Redacted] closing disclosure was signed on [Redacted], missing evidence of earlier receipt.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.54517% or Final Disclosure APR of 10.54800% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100595	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.98417% or Final Disclosure APR of 10.56700% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.44317% is in excess of allowable threshold of Prime Mortgage Market Rate 7.68000% + 1.75%, or 9.43000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Guidelines require a qualifying method of the maximum rate in the first 5 years.: Guidelines require a qualifying method of the maximum rate in the first 5 years.
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.44317% or Final Disclosure APR of 10.56700% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100596	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.88247% or Final Disclosure APR of 10.55600% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.55248% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
State Compliance - Compliant, nothing further required from lender, investor to approve.: Compliant, nothing further required from lender, investor to approve.
Federal Compliance - Final closing disclosure is not matching Total Estimate Escrow amount.: Final closing disclosure is not matching Total Estimate Escrow amount.
Federal Compliance - Final closing disclosure is not matching Total Estimate Escrow amount.: Final closing disclosure is not matching Total Estimate Escrow amount.
Federal Compliance - Final closing disclosure is not matching Total Estimate Escrow amount.: Final closing disclosure is not matching Total Estimate Escrow amount.
Federal Compliance - Final closing disclosure is not matching Total Estimate Escrow amount.: Final closing disclosure is not matching Total Estimate Escrow amount.
Federal Compliance - Final closing disclosure is not matching Total Estimate Escrow amount.: Final closing disclosure is not matching Total Estimate Escrow amount.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.55248% or Final Disclosure APR of 10.55600% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100597	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.68467% or Final Disclosure APR of 10.53100% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.40808% is in excess of allowable threshold of Prime Mortgage Market Rate 7.53000% + 1.75%, or 9.28000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Rate lock document missing in file.: Rate lock document missing in file.
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]. Calculated total minimum payment is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.40808% or Final Disclosure APR of 10.53100% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100598	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.61374% or Final Disclosure APR of 10.40900% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.41196% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $5,176.: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $5,176.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.41196% or Final Disclosure APR of 10.40900% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific grade override
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100599							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100600	Investment	Purchase	N/A	3	2	[2] Application / Processing - Mismatch of data related to Occupancy.: -	Final 1003 section 5a indicates subject is to be a primary residence while 3a and 4a indicate it is investment. All documentation in file indicates subject as currently owner occupied.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review. [Redacted] updated the 1003 to reflect the correct occupancy REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Federal Compliance - The initial and final 1003 for co-borrower reflects the co-borrower intents to occupy the subject property. However, all other documentation including the Approval and Occupancy Cert indicate investment.: The initial and final 1003 for co-borrower reflects the co-borrower intents to occupy the subject property. However, all other documentation including the Approval and Occupancy Cert indicate investment.	SELLER - GENERAL COMMENT [Redacted]: attached updated 1003
SELLER - GENERAL COMMENT [Redacted]: uploaded updated 1003
REVIEWER - GENERAL COMMENT [Redacted]: Provided 1003 is not signed and dated.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review. [Redacted] updated the 1003 to reflect the correct occupancy	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		Other Exceptions	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100601	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.81387% or Final Disclosure APR of 10.63600% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.63597% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61 months, which does not match the Non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.: The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61 months, which does not match the Non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.63597% or Final Disclosure APR of 10.63600% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific grade override
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100602	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.48851% or Final Disclosure APR of 10.61800% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.48851% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61st months, which does not match the Non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.: The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61st months, which does not match the Non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.
Federal Compliance - The Estimated Minimum Payment for payment stream 4 is not rounded properly.: The Estimated Minimum Payment for payment stream 4 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 2 is not rounded properly.: The Estimated Minimum Payment for payment stream 2 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 4 is not rounded properly.: The Estimated Minimum Payment for payment stream 4 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 3 is not rounded properly.: The Estimated Minimum Payment for payment stream 3 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 2 is not rounded properly.: The Estimated Minimum Payment for payment stream 2 is not rounded properly.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on 08/27/2026 PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.48851% or Final Disclosure APR of 10.61800% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100603	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.72072% or Final Disclosure APR of 10.64200% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.52822% is in excess of allowable threshold of Prime Mortgage Market Rate 7.65000% + 1.75%, or 9.40000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.52822% or Final Disclosure APR of 10.64200% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100605							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted]issing evidence of receipt.: Appraisal report dated [Redacted]issing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100606	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.92877% or Final Disclosure APR of 10.60700% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.54102% is in excess of allowable threshold of Prime Mortgage Market Rate 7.68000% + 1.75%, or 9.43000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.54102% or Final Disclosure APR of 10.60700% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100607	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.50769% or Final Disclosure APR of 10.52700% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.26478% is in excess of allowable threshold of Prime Mortgage Market Rate 7.46000% + 1.75%, or 9.21000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.39868% or Final Disclosure APR of 10.52700% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: [Redacted]  Subprime Loan: APR on subject loan of 10.39868% is in excess of allowable threshold of Prime Mortgage Market Rate 7.46000% + 1.75%, or 9.21000%.  Non-Compliant SubPrime Loan.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100608	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.49949% or Final Disclosure APR of 10.52300% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.39410% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval: Compliant HPML, nothing required from lender. Investor to review for approval
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.39410% or Final Disclosure APR of 10.52300% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100609	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.75721% or Final Disclosure APR of 10.59900% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Late Charge Percent Testing: [Redacted] Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.47037% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Recording Fee and mortgage were increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident. (if no cure, no comment needed, only for partial cure): Recording Fee and mortgage were increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident. (if no cure, no comment needed, only for partial cure)	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.47037% or Final Disclosure APR of 10.59900% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100610	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.56720% or Final Disclosure APR of 10.62300% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.56720% is in excess of allowable threshold of Prime Mortgage Market Rate 7.47000% + 1.75%, or 9.22000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Projected payment difference is due to rounding.: Projected payment difference is due to rounding.
Federal Compliance - Projected payment difference is due to rounding.: Projected payment difference is due to rounding.
Federal Compliance - Projected payment difference is due to rounding.: Projected payment difference is due to rounding.
Federal Compliance - Projected payment difference is due to rounding.: Projected payment difference is due to rounding.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100611	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.81418% or Final Disclosure APR of 10.57900% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.57595% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization
Federal Compliance - Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted].: Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted].
Federal Compliance - Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted].: Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted].
Federal Compliance - Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted].: Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.57595% or Final Disclosure APR of 10.57900% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100612	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.82736% or Final Disclosure APR of 10.58100% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.45267% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the first adjustment.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Appraisal effective date is [Redacted] and report date is [Redacted]. The appraisal sent date is [Redacted].: Appraisal effective date is [Redacted] and report date is [Redacted]. The appraisal sent date is [Redacted].
Federal Compliance - Waterfall due to missing employment verification dated within 10 business days of Note.: Waterfall due to missing employment verification dated within 10 business days of Note.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the first adjustment.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the due date of the first adjustment.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.45267% or Final Disclosure APR of 10.58100% is equal to or greater than the threshold of APOR 7.74% + 1.5%, or 9.24000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100613	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.51423% or Final Disclosure APR of 10.53400% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.53038% is in excess of allowable threshold of Prime Mortgage Market Rate 7.46000% + 1.75%, or 9.21000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $7,834.: Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $7,834.
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $6,814.: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $6,814.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.53038% or Final Disclosure APR of 10.53400% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.69031% or Final Disclosure APR of 10.53400% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100614	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.80121% or Final Disclosure APR of 10.63100% is equal to or greater than the threshold of APOR 7.88% + 1.5%, or 9.38000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.62724% is in excess of allowable threshold of Prime Mortgage Market Rate 7.59000% + 1.75%, or 9.34000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.62724% or Final Disclosure APR of 10.63100% is equal to or greater than the threshold of APOR 7.88% + 1.5%, or 9.38000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100615							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100617	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.70658% or Final Disclosure APR of 10.54200% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.54241% is in excess of allowable threshold of Prime Mortgage Market Rate 7.47000% + 1.75%, or 9.22000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61st months, which does not match the non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.: The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61st months, which does not match the non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.
Federal Compliance - Final Closing Disclosure Projected Payments Estimated Monthly Payment (Maximum) for payment stream 2 of [Redacted] does not match Calculated Projected Payments Estimated Monthly Payment of [Redacted].: Final Closing Disclosure Projected Payments Estimated Monthly Payment (Maximum) for payment stream 2 of [Redacted] does not match Calculated Projected Payments Estimated Monthly Payment of [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.54241% or Final Disclosure APR of 10.54200% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific grade override
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100618	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.69492% or Final Disclosure APR of 10.60200% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.53918% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1
ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1
ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Payment Stream 3 maximum of $ 7875 on CD, however TRID Calculated at $ 7874: Payment Stream 3 maximum of $ 7875 on CD, however TRID Calculated at $ 7874
Federal Compliance - Initial Escrow Payment per Final CD is [Redacted], which matches page 2 (monthly HOI [Redacted] + Tax [Redacted] = [Redacted]): Initial Escrow Payment per Final CD is [Redacted], which matches page 2 (monthly HOI [Redacted] + Tax [Redacted] = [Redacted])	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.53918% or Final Disclosure APR of 10.60200% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific grade override
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100620	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.62189% or Final Disclosure APR of 10.62200% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.62189% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%.  Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted]. in Stream 4: Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] & Max [Redacted] and the calculated minimum [Redacted] & Max [Redacted]. in Stream 4	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific EV3 override.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100621	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.68911% or Final Disclosure APR of 10.52700% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.52687% is in excess of allowable threshold of Prime Mortgage Market Rate 7.46000% + 1.75%, or 9.21000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Final Closing Disclosure Projected Payments Estimated Total Monthly Payment (Maximum) for payment stream 3 of $7,809 should be $7,810.: Final Closing Disclosure Projected Payments Estimated Total Monthly Payment (Maximum) for payment stream 3 of $7,809 should be $7,810.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.52687% or Final Disclosure APR of 10.52700% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100623	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.80073% or Final Disclosure APR of 10.62700% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.62673% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.62673% or Final Disclosure APR of 10.62700% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific grade override
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100624	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.70098% or Final Disclosure APR of 10.60400% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.54555% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.54555% or Final Disclosure APR of 10.60400% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific EV3 override.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100625							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100626	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.50725% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Per conversation log, there were 2 appraisals sent to the borrower, one dated 1[Redacted] and one dated 1[Redacted]. Missing the appraisal dated 1[Redacted].: Per conversation log, there were 2 appraisals sent to the borrower, one dated 1[Redacted] and one dated 1[Redacted]. Missing the appraisal dated 1[Redacted].
Federal Compliance - Per conversation log, there were 2 appraisals sent to the borrower, one dated 1[Redacted] and one dated 1[Redacted]. Missing the appraisal dated 1[Redacted].: Per conversation log, there were 2 appraisals sent to the borrower, one dated 1[Redacted] and one dated 1[Redacted]. Missing the appraisal dated 1[Redacted].
Federal Compliance - Final Closing Disclosure reflects maximum payment of [Redacted]ctual calculated payment is $9,983.: Final Closing Disclosure reflects maximum payment of [Redacted]ctual calculated payment is $9,983.
Federal Compliance - APR increased on [Redacted] CD, this was not within 3 business days of closing date.: APR increased on [Redacted] CD, this was not within 3 business days of closing date.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal. REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific EV3 override. REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold. REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100627	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.68010% or Final Disclosure APR of 10.51700% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.51741% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Max Rate Five Year Periodic P&I used per guidelines.: Max Rate Five Year Periodic P&I used per guidelines.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.51741% or Final Disclosure APR of 10.51700% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100628	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.82007% or Final Disclosure APR of 10.64600% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.64248% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1
ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination.: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1
ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and
interest for the purpose of DTI ratio determination.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.64248% or Final Disclosure APR of 10.64600% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific EV3 override.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100629	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.98402% or Final Disclosure APR of 10.56000% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.55957% is in excess of allowable threshold of Prime Mortgage Market Rate 7.68000% + 1.75%, or 9.43000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Final Closing Disclosure reflects an Estimated Total Monthly Payment (Maximum) for payment stream 4 of [Redacted]ctual calculated payment is $5,785.: Final Closing Disclosure reflects an Estimated Total Monthly Payment (Maximum) for payment stream 4 of [Redacted]ctual calculated payment is $5,785.
Federal Compliance - Final Closing Disclosure reflects an Estimated Total Monthly Payment for payment stream 4 of [Redacted]ctual calculated payment is $3,841.: Final Closing Disclosure reflects an Estimated Total Monthly Payment for payment stream 4 of [Redacted]ctual calculated payment is $3,841.
Federal Compliance - Final Closing Disclosure reflects an Estimated Total Monthly Payment for payment stream 3 of [Redacted]ctual calculated payment is $3,841.: Final Closing Disclosure reflects an Estimated Total Monthly Payment for payment stream 3 of [Redacted]ctual calculated payment is $3,841.
Federal Compliance - Final Closing Disclosure reflects an Estimated Total Monthly Payment for payment stream 2 of [Redacted]ctual calculated payment is $3,841.: Final Closing Disclosure reflects an Estimated Total Monthly Payment for payment stream 2 of [Redacted]ctual calculated payment is $3,841.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.55957% or Final Disclosure APR of 10.56000% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100630	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.56045% or Final Disclosure APR of 10.62600% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.56045% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Waterfall due to missing employment verification dated within 10 business days of Note.: Waterfall due to missing employment verification dated within 10 business days of Note.
State Compliance - APR on subject loan of 10.56 is in excess of allowable threshold of Prime mortgage Market rate.: APR on subject loan of 10.56 is in excess of allowable threshold of Prime mortgage Market rate.
Federal Compliance - Initial Rate Lock Date not provided.: Initial Rate Lock Date not provided.
Federal Compliance - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation: Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100631	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.71866% or Final Disclosure APR of 10.68900% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.56129% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Appraisal effective date is [Redacted] with a report date of [Redacted]. Sent date is [Redacted].: Appraisal effective date is [Redacted] with a report date of [Redacted]. Sent date is [Redacted].
Federal Compliance - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant.: [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant.
Federal Compliance - Initial Rate Lock is missing in the file.: Initial Rate Lock is missing in the file.
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]. Calculated total maximum payment is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.56129% or Final Disclosure APR of 10.68900% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100632							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100633	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.66050% or Final Disclosure APR of 10.56600% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.66050% is in excess of allowable threshold of Prime Mortgage Market Rate 7.46000% + 1.75%, or 9.21000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [Redacted] is over disclosed by [Redacted] compared to the calculated Amount Financed of [Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination.: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination.
Federal Compliance - Disclosed Amount Financed are $ 3[Redacted]. Due Diligence Amount Financed are $ 3[Redacted]. There is a variance of [Redacted].: Disclosed Amount Financed are $ 3[Redacted]. Due Diligence Amount Financed are $ 3[Redacted]. There is a variance of [Redacted].
Federal Compliance - Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Max [Redacted] and the calculated Max $4,566.: Waterfall due to the disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Max [Redacted] and the calculated Max $4,566.
Federal Compliance - Disclosed Finance Charges are $ 9[Redacted]. Due Diligence Finance Charges are $ 9[Redacted]. There is a variance of [Redacted].: Disclosed Finance Charges are $ 9[Redacted]. Due Diligence Finance Charges are $ 9[Redacted]. There is a variance of [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100634	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.81740% or Final Disclosure APR of 10.64800% is equal to or greater than the threshold of APOR 7.85% + 1.5%, or 9.35000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.64422% is in excess of allowable threshold of Prime Mortgage Market Rate 7.52000% + 1.75%, or 9.27000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
State Compliance - APR on subject loan of 10.64422% is in excess of allowable threshold of Prime Mortgage Market Rate 7.52000% + 1.75%, or 9.27000%.: APR on subject loan of 10.64422% is in excess of allowable threshold of Prime Mortgage Market Rate 7.52000% + 1.75%, or 9.27000%.
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of $5966 should be $5967.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of $5966 should be $5967.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.64422% or Final Disclosure APR of 10.64800% is equal to or greater than the threshold of APOR 7.85% + 1.5%, or 9.35000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100635	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.72628% or Final Disclosure APR of 10.62600% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.56477% is in excess of allowable threshold of Prime Mortgage Market Rate 7.47000% + 1.75%, or 9.22000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final closing disclosure payment stream maximum amount of $4,995 which does not match with system calculated amount of $4,994.: Final closing disclosure payment stream maximum amount of $4,995 which does not match with system calculated amount of $4,994.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.56477% or Final Disclosure APR of 10.62600% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100636	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.56709% or Final Disclosure APR of 10.63300% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): [Redacted] Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.56709% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
State Compliance - Counseling Disclosure not provided to borrower at the time of application: Counseling Disclosure not provided to borrower at the time of application
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. Index Value is missing and minimum is used.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. Index Value is missing and minimum is used.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100637	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.73618% or Final Disclosure APR of 10.70400% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.57855% is in excess of allowable threshold of Prime Mortgage Market Rate 7.51000% + 1.75%, or 9.26000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Receipt dated [Redacted]24 however appraisal report dated [Redacted]24.: Receipt dated [Redacted]24 however appraisal report dated [Redacted]24.
Federal Compliance - Max Rate Five Year Periodic P&I used per guidelines.: Max Rate Five Year Periodic P&I used per guidelines.
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of $5,525 should be $5,526.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of $5,525 should be $5,526.
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 2 of $4,427 should be $4,428.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 2 of $4,427 should be $4,428.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.57855% or Final Disclosure APR of 10.70400% is equal to or greater than the threshold of APOR 7.80% + 1.5%, or 9.30000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100638							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100639	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.68719% or Final Disclosure APR of 10.59900% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.53335% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
State Compliance - APR on subject loan of 10.53335% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%. Non-Compliant SubPrime Loan.: APR on subject loan of 10.53335% is in excess of allowable threshold of Prime Mortgage Market Rate 7.48000% + 1.75%, or 9.23000%. Non-Compliant SubPrime Loan.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.53335% or Final Disclosure APR of 10.59900% is equal to or greater than the threshold of APOR 7.81% + 1.5%, or 9.31000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100640							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100641							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100642	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.77314% or Final Disclosure APR of 10.58400% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.58434% is in excess of allowable threshold of Prime Mortgage Market Rate 7.59000% + 1.75%, or 9.34000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61 months, which does not match the Non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.: The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61 months, which does not match the Non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 as $8,214 which does not match the actual total payment for the loan of $8,215.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 as $8,214 which does not match the actual total payment for the loan of $8,215.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 as $7,136 which does not match the actual total payment for the loan of $7,137.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 as $7,136 which does not match the actual total payment for the loan of $7,137.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.58434% or Final Disclosure APR of 10.58400% is equal to or greater than the threshold of APOR 7.79% + 1.5%, or 9.29000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100643	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.19878% or Final Disclosure APR of 10.22800% is equal to or greater than the threshold of APOR 6.86% + 1.5%, or 8.36000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.19878% is in excess of allowable threshold of Prime Mortgage Market Rate 6.75000% + 1.75%, or 8.50000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Appraisal sent date is [Redacted]. Appraisal effective date is [Redacted] and report date is [Redacted].: Appraisal sent date is [Redacted]. Appraisal effective date is [Redacted] and report date is [Redacted].
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Disclosed Projected Total Max Payment Amount is [Redacted], Calculated Projected Total Max Payment Amount is [Redacted].: Disclosed Projected Total Max Payment Amount is [Redacted], Calculated Projected Total Max Payment Amount is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100644							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100645	Investment	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Missing evidence of receipt: Missing evidence of receipt
Federal Compliance - Per guidelines qualifying methods: The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines qualifying methods: The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
																						Federal Compliance - No valid COC provided, nor evidence of cure in file. Zero percent tolerance exceeded for attorney's fee by $1500: No valid COC provided, nor evidence of cure in file. Zero percent tolerance exceeded for attorney's fee by $1500		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100647	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Guideline Issue - Ineligible property type.	Property is located outside of the lender's geographic footprint. Exception approved.	REVIEWER - WAIVED COMMENT [Redacted]: Lender approved exception.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,9[Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of $2,9[Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $4,9[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $4,9[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Nothing required.: Nothing required. Federal Compliance - Nothing required.: Nothing required.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100648	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Documentation - Income Docs Missing:: -	Third Party Verification missing for [Redacted]	SELLER - GENERAL COMMENT [Redacted]: INCOME LOX
REVIEWER - GENERAL COMMENT [Redacted]: Researched "platinum calculation" in guid[Redacted] ocedures with nothing found.  Please provide documentation regarding program for additional review.
SELLER - GENERAL COMMENT [Redacted]: The program referenced qualified the borrower on cashflow - actual cash distributions - from the business rather than the borrower's share of ordinary business income.  The program did not require the financial statements the investor requested.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: CPA Letter, P&L Statement, Third Party Verification
REVIEWER - GENERAL COMMENT [Redacted]: Acknowledging P & L is not required per platinum program exception in file, third party verification of the business is still required.
SELLER - GENERAL COMMENT [Redacted]: No income from this business was included in income calculations
REVIEWER - GENERAL COMMENT [Redacted]: This is the primary source of income.  Even if distributions were used to qualify, the borrower still owns the business and requires third party verification.
															REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing		Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100651	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): [Redacted] Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - New exception generated. TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.: New exception generated. TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - New exception generated.  ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Prima[Redacted]018): New exception generated.  ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Prima[Redacted]018)
Federal Compliance - New exception generated.  RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: New exception generated.  RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - The Initial Closing Disclosure acknowledged by Borrower at least three business days prior to closing is missing.: The Initial Closing Disclosure acknowledged by Borrower at least three business days prior to closing is missing.
Federal Compliance - The Initial Closing Disclosure dated at least three business days prior to closing is missing.: The Initial Closing Disclosure dated at least three business days prior to closing is missing.
Federal Compliance - Application date is [Redacted], earliest Loan Estimate in file is [Redacted].: Application date is [Redacted], earliest Loan Estimate in file is [Redacted].
Federal Compliance - The Initial Loan Estimate and Closing Disclosure are missing.: The Initial Loan Estimate and Closing Disclosure are missing.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100652							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100653	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Copy of Initial 1003 is not available in file.: Copy of Initial 1003 is not available in file.
Federal Compliance - Loan is Safe Harbor QM and tested to Appendix Q and requires documented history.: Loan is Safe Harbor QM and tested to Appendix Q and requires documented history.
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID).: Final Closing Disclosure provided on [Redacted] did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID).
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - Closing Disclosure reflects a change in loan product; however, a revised Closing Disclosure was not provided to the borrower at least three (3) business days prior to consummation.: Closing Disclosure reflects a change in loan product; however, a revised Closing Disclosure was not provided to the borrower at least three (3) business days prior to consummation.		Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100654	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] Application / Processing - Missing Document: Verification of Identification not provided	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure missing: ARM Disclosure missing
Federal Compliance - CHARM Booklet Disclosure missing: CHARM Booklet Disclosure missing
Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.
Federal Compliance - Creditor did not provide List of Homeownership Counseling Organizations to borrower.: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - Closing Disclosure not provided to Borrower at least three business days prior to closing.: Closing Disclosure not provided to Borrower at least three business days prior to closing.
Federal Compliance - Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. no cure was provided to the borrower.: Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. no cure was provided to the borrower.
Federal Compliance - The Loan Origination Fee increased on the [Redacted] CD with no valid change evident.: The Loan Origination Fee increased on the [Redacted] CD with no valid change evident.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100655							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100656							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100657							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Missing receipt of [Redacted] report, receipt of earlier report was provided.: Missing receipt of [Redacted] report, receipt of earlier report was provided. Federal Compliance - Missing receipt of [Redacted] report, receipt of earlier report was provided.: Missing receipt of [Redacted] report, receipt of earlier report was provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100659	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: - [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___. [2] Income Documentation - Income documentation requirements not met.	AUS missing Missing prior employment VVOE, required 2 year verification. Missing paystubs, VVOE dated within 10 business days of Note and [Redacted] and [Redacted] W-2 for borrower.*** Update, received all borrower income docs The file is missing paystubs,[Redacted] W-2 and VVOE dated within 10 business days for co-borrower. ***Update, received paystub and VVOE but did not receive documentation for prior employment.	SELLER - GENERAL COMMENT [Redacted]: WVOE and W2s provided
REVIEWER - GENERAL COMMENT [Redacted]: Missing W-2 [Redacted]  for Co-borrower.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, second lien was paid on CD but proof of no draws in past 12 months was not provided.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, second lien was paid on CD but proof of no draws in past 12 months was not provided.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.27751% or Final Disclosure APR of 80.88000% is equal to or greater than the threshold of APOR 4.53% + 1.5%, or 6.03000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of [Redacted] which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: [Redacted], [Redacted], [Redacted], [Redacted], [Redacted], [Redacted], [Redacted].  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Loan Estimate not within 3 days of [Redacted] application.: Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Appendix Q failure due to missing 2 years employment history.  Missing [Redacted] W2.: Appendix Q failure due to missing 2 years employment history.  Missing [Redacted] W2.
Federal Compliance - List of Homeownership Counseling was not provided.: List of Homeownership Counseling was not provided.
Federal Compliance - The only Closing Disclosure provided was the final, it was issued on same day as closing.: The only Closing Disclosure provided was the final, it was issued on same day as closing.
Federal Compliance - Application date is [Redacted], earliest Loan Estimate in file is [Redacted].: Application date is [Redacted], earliest Loan Estimate in file is [Redacted].	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100660	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Title -Lender Title Insurance, Title - Settlement, Title Delivery/Overnight and Title E-Recording Fee added to Closing Disclosure dated[Redacted] with no valid change evident.: Title -Lender Title Insurance, Title - Settlement, Title Delivery/Overnight and Title E-Recording Fee added to Closing Disclosure dated[Redacted] with no valid change evident. Federal Compliance - Fee added to Closing Disclosure dated[Redacted], no valid change evident.: Fee added to Closing Disclosure dated[Redacted], no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100661	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	E-sign Consent Agreement is missing.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: E Consent Not on File. If required need to request from originator.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
																						Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,0[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] threshold		Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100662							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100664							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100667	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  Sufficient or excess cure was provided to the borrower at Closing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - The reason for Escrow waiver was resolved on post closing Closing Disclosure [Redacted], however Letter of Explanation, Proof of Delivery was not provided to complete cure.: The reason for Escrow waiver was resolved on post closing Closing Disclosure [Redacted], however Letter of Explanation, Proof of Delivery was not provided to complete cure.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100668							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100669							Second Home	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100670							Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Evidence of dates of employment for Borrower's prior employment not provided, only prior W2 in file.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: This was waived in that we have prior year W-2 with income consistent with full year as well as all other compensating factors around the strong credit characteristics of this loan. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Federal Compliance - Borrower employment dates to verify two years employment history for prior employment missing: Borrower employment dates to verify two years employment history for prior employment missing			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100671							Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: - [2] Income Documentation - Income documentation requirements not met.	Waterfall due to letter explaining gap in employment is not dated. The loan file is missing the tax verification for the listed REO property, Employment gap letter in file is not dated and verification of self-employment within 30 days of the Note for the Co-Borrower is missing from the loan file.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: LOE for employment gap is provided but not dated. Comp factors: 65 LTV, 803 score, REVIEWER - GENERAL COMMENT [Redacted]: Client to review seller comment. Per seller - Seller requests buyer review: LOE for employment gap is provided but not dated. Comp factors: 65 LTV, 803 score. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive	1				2	[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Federal Compliance - The subject loan is failing Appendix Q for missing a third party verification of self-employment within 30 days of the Note date as required by guidelines.: The subject loan is failing Appendix Q for missing a third party verification of self-employment within 30 days of the Note date as required by guidelines.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100672	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted].: Application date is [Redacted] and disclosure was dated [Redacted].
Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note. (Fin[Redacted]XXXX): Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note. (Fin[Redacted]XXXX)
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. (Fin[Redacted]XXXX): Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. (Fin[Redacted]XXXX)
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initi[Redacted]XXXX): Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initi[Redacted]XXXX)	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100673							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100674	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Guideline Issue - Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts.: - [2] Guideline Issue - Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts.: - [2] Income Documentation - Income documentation requirements not met.	The loan file is missing both year's tax transcripts as required by guidelines. The loan file is missing both year's tax transcripts as required by guidelines. The loan file is missing both year's tax transcripts as required by guidelines.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Waived with signed 4506-T, stable income over sustained period of time and overall strong compensations factors and good credit characteristics. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided. Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100675	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: - [2] Asset Documentation - Asset documentation requirements not met. [2] Guideline Issue - Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts.: - [2] Income Documentation - Income documentation requirements not met.	Asset Document dated [Redacted] is more than 90 days prior to the Note date of [Redacted]XXXX. Asset documentation dated [Redacted] not within guideline required 90 days of the date the note is signed [Redacted]XXXX. Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts. Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Credit and asset document exceeding 90 days from the date of settlement was accepted due to the following strong compensating factors: Credit and asset documents were within 120 days of the Note date, Borrower was originated as a [Redacted] account, borrower earns in excess of [Redacted] per year, 3% DTI, 62% LTV, 81 months reserves. Please see the attached Credit and Asset Audit Reports.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT [Redacted]: Credit and asset document exceeding 90 days from the date of settlement was accepted due to the following strong compensating factors: Credit and asset documents were within 120 days of the Note date, Borrower was originated as a [Redacted] account, borrower earns in excess of [Redacted]  per year, 3% DTI, 62% LTV, 81 months reserves. Please see the attached Credit and Asset Audit Reports.
REVIEWER - GENERAL COMMENT [Redacted]: The most recent statement from [Redacted]  Money Market account is 122 days prior to the note date.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Credit and asset document exceeding 90 days from the date of settlement was accepted due to the following strong compensating factors: Credit and asset documents were within 120 days of the Note date, Borrower was originated as a [Redacted] account, borrower earns in excess of [Redacted]  per year, 3% DTI, 62% LTV, 81 months reserves. Please see the attached Credit and Asset Audit Reports.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Transcripts were waived; Borrower was originated as a [Redacted] account, borrower earns in excess of [Redacted]  per year, 3% DTI, 62% LTV, 81 months reserves. Please see the attached Credit and Asset Audit Reports.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100676	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - [Redacted] CD indicates a total in section G for the initial escrow payment at closing of [Redacted] however, the initial Escrow Account Disclosure reflects an initial deposit of [Redacted].: [Redacted] CD indicates a total in section G for the initial escrow payment at closing of [Redacted] however, the initial Escrow Account Disclosure reflects an initial deposit of [Redacted].
																						Federal Compliance - Title Lender's Title insurance were increased on closing Disclosure [Redacted] with no valid change evident.: Title Lender's Title insurance were increased on closing Disclosure [Redacted] with no valid change evident.		Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100678							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100679							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100680							Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI is within 3%. The variance is 0.61616%.		1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100682							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100683	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan did not meet guideline requirements for hazard insurance coverage. Insurance coverage is insufficient by [Redacted] based on loan amount [Redacted], 80% of appraised value of [Redacted], there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree that hazard was insufficient at time of closing. Current policy showing sufficient coverage was provided. SELLER - GENERAL COMMENT [Redacted]: Please find attached current insurance policy showing adequate coverage. REVIEWER - GENERAL COMMENT [Redacted]: Please provide the Insurance policy within the loan timeframe. SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree that hazard was insufficient at time of closing. Current policy showing sufficient coverage was provided.	1	2	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Application date is [Redacted] and Initial Loan Estimate provided on [Redacted].: Application date is [Redacted] and Initial Loan Estimate provided on [Redacted]. Federal Compliance - Recording fee increased on Closing Disclosure issued [Redacted] and Lenders Title Insurance added to Closing Disclosure issued [Redacted] with no valid change evident.: Recording fee increased on Closing Disclosure issued [Redacted] and Lenders Title Insurance added to Closing Disclosure issued [Redacted] with no valid change evident.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100684							Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100685							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100686	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Loan Estimate and again on [Redacted] Closing Disclosure with no valid change evident. Federal Compliance - Fee increased on[Redacted] Loan Estimate with no valid change evident.: Fee increased on[Redacted] Loan Estimate with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100688							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100689							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt.: Appraisal report dated[Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100691	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  Sufficient or excess cure was provided to the borrower at Closing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Appraisal report dated [Redacted]as received [Redacted]ith Note date of [Redacted]issing evidence of waiver.: Appraisal report dated [Redacted]as received [Redacted]ith Note date of [Redacted]issing evidence of waiver.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100693	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] State Compliance - [Redacted] Mortgage Lender and Broker Regulation (Ability to Repay not Verified): [Redacted] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
																					[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.			Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100694							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted]issing evidence of receipt.: Appraisal report dated [Redacted]issing evidence of receipt.			Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100695							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.: Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.		Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100696	Primary	Purchase	Safe Harbor QM	2	2	[2] Guideline Issue - Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts.: -	The loan file is missing two years of tax transcripts.	SELLER - GENERAL COMMENT [Redacted]: Tax transcripts attached.
REVIEWER - GENERAL COMMENT [Redacted]: Previous year of [Redacted]  was not filed.  Guidelines require that if not filed after [Redacted] , evidence of extension is required and previous 2 years returns required.  Only 1 year tax return including transcripts was provided, need [Redacted]  tax returns and transcripts.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree that [Redacted]  transcript is not provided to verify trust income. Comp factors: Trust assets verified >[Redacted]  which supports 175 month continuance, 58 LTV.
															REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100698							Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - A Pest Inspection Fee was added to the[Redacted] CD with no valid change evident.: A Pest Inspection Fee was added to the[Redacted] CD with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100702	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Insurance coverage is insufficient by [Redacted] based on loan amount; there was no evidence of extended coverage or insurer's estimate of replacement cost provided. DTI difference due to lender used higher P&I on subject and higher credit debt than verified.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of [Redacted] used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on [Redacted], prior to three (3) business days from transaction date of [Redacted].
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: -
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of .00000% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 3.44133% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was not signed by borrower and can be excluded from testing if it was never provided to the borrower. In order to exclude Incomplete Closing Disclosure from testing, please provide attestation from lender referencing the specific Closing Disclosure that was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Interest Rate can change.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Principal and Interest Payment can change.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] did not disclose Product.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on [Redacted] are underdisclosed.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of [Redacted] is under disclosed by $1,0[Redacted] compared to the calculated total of payments of $1,0[Redacted] which exceeds the [Redacted] per month threshold.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	Federal Compliance - Closing Disclosure provided is missing disbursement date.: Closing Disclosure provided is missing disbursement date.
Federal Compliance - Evidence of appraisal receipt not provided.: Evidence of appraisal receipt not provided.
Federal Compliance - Security Instrument is missing Notary date.: Security Instrument is missing Notary date.
Federal Compliance - The only CD provided is missing the issue date and was not signed by borrower. Security Instrument is missing notary date.: The only CD provided is missing the issue date and was not signed by borrower. Security Instrument is missing notary date.
Federal Compliance - The only CD provided is missing the issue date and was not signed by borrower.: The only CD provided is missing the issue date and was not signed by borrower.
Federal Compliance - Issue date was left blank on Closing Disclosure. It appears issue date was [Redacted].: Issue date was left blank on Closing Disclosure. It appears issue date was [Redacted].
Miscellaneous Compliance - Closing disclosure is incomplete: Closing disclosure is incomplete
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Incomplete Closing Disclosure: Incomplete Closing Disclosure
Federal Compliance - Initial closing disclosures not provided in file. Closing Disclosure issued missing issue date.: Initial closing disclosures not provided in file. Closing Disclosure issued missing issue date.
Federal Compliance - No Loan Estimates provided.: No Loan Estimates provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100703							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Final Closing Disclosure provided on [Redacted] reflects the seller paid [Redacted] of the Initial Escrow Payment.: Final Closing Disclosure provided on [Redacted] reflects the seller paid [Redacted] of the Initial Escrow Payment. Federal Compliance - Closing Disclosure issued[Redacted] was not provided to Borrower at least three business days prior to closing on[Redacted].: Closing Disclosure issued[Redacted] was not provided to Borrower at least three business days prior to closing on[Redacted].		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100704							Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Borrower is paying off additional lien [Redacted] which is considered as cash-out.		1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100705							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100706							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100707							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100708	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] State Compliance - [Redacted] CHL Complaint Agency Disclosure Timing Testing: [Redacted] Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].
Federal Compliance - [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted]  application.: [Redacted] receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of [Redacted]  application.
Federal Compliance - Application date is [Redacted] and disclosure was dated [Redacted]..: Application date is [Redacted] and disclosure was dated [Redacted]..
Federal Compliance - Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing: Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing
Federal Compliance - Application date was [Redacted].and Loan Estimate was issued [Redacted].: Application date was [Redacted].and Loan Estimate was issued [Redacted].
Federal Compliance - Zero Percent Fee Tolerance exceeded for Tax Service Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100709							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100710							Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	HUD-1 total cash-out of [Redacted] is greater than the maximum allowed per guidelines of [Redacted].	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: This was approved as an exception due to strong credit characteristics and compensating factors.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100711							Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file. [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Closing / Title - Missing Document: Rider - Other not provided	The Final Title Policy Amount of [Redacted] is less than the note amount of [Redacted] based on the Final in file.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100712							Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100713							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100714							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Adjustable-Interest Rate Table updated as per final closing disclosure.: Adjustable-Interest Rate Table updated as per final closing disclosure.		Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100716	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt: Appraisal report dated[Redacted] missing evidence of receipt
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.: Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.
																						Federal Compliance - The earliest dated E-Consent is [Redacted]XXXX which was after the date of the initial Loan Estimate provided electronically issued [Redacted]XXXX.: The earliest dated E-Consent is [Redacted]XXXX which was after the date of the initial Loan Estimate provided electronically issued [Redacted]XXXX.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100717							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100721	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold
																						Federal Compliance - The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.: The disclosed Total of Payments in the amount of $1,3[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,3[Redacted] which exceeds the [Redacted] threshold.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100722	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are underdisclosed.
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Total recording fees changed to [Redacted] on Closing Disclosure. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.: Total recording fees changed to [Redacted] on Closing Disclosure. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.		Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100723	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted]XXXX missing evidence of receipt.: Appraisal report dated [Redacted]XXXX missing evidence of receipt.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100724							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100726							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100727	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: -	The loan file is missing a mortgage statement for [Redacted] The file was missing a copy of the Mortgage Statement.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] did not close until [Redacted], after the note date on the subject loan. Sale history uploaded. Estimated payment was included in ratio. Proof of final payment was not available at the time of closing. Compensating factors: 815 score, 22 DTI (includes estimated PITIA of pending sale), [Redacted] million verified assets
REVIEWER - GENERAL COMMENT [Redacted]: Client to review seller comment. Per seller - [Redacted]  did not close until[Redacted], after the note date on the subject loan. Sale history uploaded. Estimated payment was included in ratio. Proof of final payment was not available at the time of closing. Compensating factors: 815 score, 22 DTI (includes estimated PITIA of pending sale), [Redacted]  million verified assets
SELLER - GENERAL COMMENT [Redacted]: DTI is 22%, qualification would not be materially impacted by increase expense for REO
REVIEWER - GENERAL COMMENT [Redacted]: PITIA for REO property was already included in DTI. However, we still need mortgage statement to verify payment amount. If taxes and insurance are not escrowed, then we would also need the tax and insurance verification.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] did not close until [Redacted], after the note date on the subject loan. Sale history uploaded. Estimated payment was included in ratio. Proof of final payment was not available at the time of closing. Compensating factors: 815 score, 22 DTI (includes estimated PITIA of pending sale), [Redacted]  million verified assets
REVIEWER - GENERAL COMMENT [Redacted]: Client to review seller comment. Per seller - [Redacted] did not close until[Redacted], after the note date on the subject loan. Sale history uploaded. Estimated payment was included in ratio. Proof of final payment was not available at the time of closing. Compensating factors: 815 score, 22 DTI (includes estimated PITIA of pending sale), [Redacted] million verified assets	1	2	[2] State Compliance - [Redacted] Mortgage Lender and Broker Regulation (Ability to Repay not Verified): [Redacted] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [Redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - No cure nor COC provided.: No cure nor COC provided.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100728	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100729							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt: Appraisal report dated [Redacted] missing evidence of receipt					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100730							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100731	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Appraisal report is missing evidence of receipt.: Appraisal report is missing evidence of receipt.
Federal Compliance - No CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.: No CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
																						Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100732							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100734	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Total cash-out of [Redacted] is greater than guideline total cash-out of [Redacted].	SELLER - GENERAL COMMENT [Redacted]: Disagree- borrower brought cash to closing. Three payoffs on closing dislosure- two liens on title and a court ordered buyout of other owner's interest. No excessive cash out.
REVIEWER - GENERAL COMMENT [Redacted]: Per guides If a subordinate lien (including equity lines) is to be paid off in the refinance transaction, the transaction will be considered a Cash-Out refinance.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Subordinate lien paid at closing was seasoned >12 months, however most recent draw date was not verified.Comp factors: 39 LTV, 21.50 DTI,
REVIEWER - GENERAL COMMENT [Redacted]: Client to review seller comment. Per seller - Seller requests buyer review: Subordinate lien paid at closing was seasoned >12 months, however most recent draw date was not verified.Comp factors: 39 LTV, 21.50 DTI,	1	2	[2] State Compliance - [Redacted] Mortgage Lender and Broker Regulation (Ability to Repay not Verified): [Redacted] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
																					[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued[Redacted].: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued[Redacted].		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100735							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100736							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100737	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,4[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
																						Federal Compliance - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,4[Redacted] which exceeds the [Redacted] threshold.: Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,4[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,4[Redacted] which exceeds the [Redacted] threshold.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100738							Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100739							Primary	Purchase	Safe Harbor QM	2	2	[2] Credit Eligibility - Public Record Issue:: -	The credit report reflects a charge off for AHF with an unpaid balance of [Redacted] opened [Redacted]. Charge Off is required to be paid in full.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.						-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100740							Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] General - Missing Document: Verification of Non-US Citizen Status not provided		SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100741							Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	3	[3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Overage of [Redacted].	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree with excess cash at closing REVIEWER - GENERAL COMMENT [Redacted]: Assign to buyer	1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - No evidence of borrower's receipt of initial Closing Disclosure.: No evidence of borrower's receipt of initial Closing Disclosure.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100743	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Adjustable-Interest Rate Table on Final closing disclosure did not reflect an accurate index as reflected on the Note.: Adjustable-Interest Rate Table on Final closing disclosure did not reflect an accurate index as reflected on the Note.
Federal Compliance - Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted], No valid change evident.: Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted], No valid change evident.
Federal Compliance - The credit report fee increased on the [Redacted] CD. No valid change evident.: The credit report fee increased on the [Redacted] CD. No valid change evident.
																						Federal Compliance - The loan discount points increased on the [Redacted]XXXX LE. No valid change evident.: The loan discount points increased on the [Redacted]XXXX LE. No valid change evident.		Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100744							Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular APR Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.			Federal Compliance - TRID Interim Closing Disclosure Timing Irregular APR Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100745	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,7[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - List was not provided.: List was not provided.
Federal Compliance - Disclosed Finance Charges are [Redacted]. Due Diligence Finance Charges are [Redacted]. There is a variance of [Redacted].: Disclosed Finance Charges are [Redacted]. Due Diligence Finance Charges are [Redacted]. There is a variance of [Redacted].
Federal Compliance - The final Closing Disclosure issued on[Redacted], page 1 disclosed a principal and interest payment on [Redacted].48, which does not match the Calculated P&I.: The final Closing Disclosure issued on[Redacted], page 1 disclosed a principal and interest payment on [Redacted].48, which does not match the Calculated P&I.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100746	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.19400% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.71226% outside of 0.250% tolerance.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Adjustable-Interest Rate Table Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.: Adjustable-Interest Rate Table Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
Federal Compliance - APR of 4.19400% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.71226% outside of 0.250% tolerance: APR of 4.19400% on Final Closing Disclosure provided on [Redacted] is under-disclosed from the calculated APR of 4.71226% outside of 0.250% tolerance
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100747	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  Sufficient or excess cure was provided to the borrower at Closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100748							Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted]: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted]		Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100749							Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100750	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,7[Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].: The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].
Federal Compliance - The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted]: The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted]
																						Federal Compliance - The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,7[Redacted]: The disclosed Total of Payments in the amount of $1,6[Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of $1,7[Redacted]		Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100751							Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100752							Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - Evidence of appraisal receipt not provided.: Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100754	Primary	Purchase	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	The investor's qualifying DTI is less than the QM DTI.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three days of application.: ARM loan program disclosure not provided to the borrower within three days of application.
Federal Compliance - CHARM Booklet, not provided to the borrower within three days of application.: CHARM Booklet, not provided to the borrower within three days of application.
Federal Compliance - Creditor did not provide a copy of each valuation to applicant three business days prior to consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation
Federal Compliance - Closing Disclosure not provided to Borrower at least three business days prior to closing: Closing Disclosure not provided to Borrower at least three business days prior to closing
																						Federal Compliance - Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided: Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100755							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.: Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.		Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100756	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - AIR accurate Index as reflect update as per Closing disclosure: AIR accurate Index as reflect update as per Closing disclosure
Federal Compliance - The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's  (if applicable) issued to the borrower for review.: The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's  (if applicable) issued to the borrower for review.
																						Federal Compliance - Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.: Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100760	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___. [3] Missing Document - E-sign Consent Agreement is missing.: - [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Missing proof of receipt for funds from sale of $75,000 that is listed on the Final 1003 and included in available assets. Missing proof of receipt for funds from sale of $75,000 that is listed on the Final 1003 and included in available assets. Missing electronic consent. Missing proof of receipt for funds from sale of $75,000 that is listed on the Final 1003 and included in available assets.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
REVIEWER - RE-OPEN COMMENT [Redacted]: ...
REVIEWER - RE-GRADED COMMENT [Redacted]: ..
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, proof of receipt of proceeds from sale of departure not provided
SELLER - GENERAL COMMENT [Redacted]: Agree that CD from sale of departure residence was not provided. Uploaded proof that departure closed on[Redacted], one day before subject transaction.
REVIEWER - GENERAL COMMENT [Redacted]: Missing the final settlement statement to confirm how much the borrower received for the departure residence.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, proof of receipt of proceeds from sale of departure not provided
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Not available
															REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt.: Appraisal report dated[Redacted] missing evidence of receipt.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100762	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three days of application.: ARM loan program disclosure not provided to the borrower within three days of application.
Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].
																						Federal Compliance - Fee increased on [Redacted] Loan Estimate with no valid change evident.: Fee increased on [Redacted] Loan Estimate with no valid change evident.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100763							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100765	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	Federal Compliance - Initial Closing Disclosure was not received by borrower at least three business days prior to consummation.: Initial Closing Disclosure was not received by borrower at least three business days prior to consummation. Federal Compliance - No Loan Estimates provided.: No Loan Estimates provided.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100766							Primary	Purchase	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: - [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 32.50144% QM qualifying DTI: 33.54021%	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, proof of e consent not provided	1				2	[2] Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.	Federal Compliance - CHARM Booklet not Provided: CHARM Booklet not Provided					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100767	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt.: Appraisal report dated[Redacted] missing evidence of receipt.
Federal Compliance - Right to Cancel provided in file is cut off and unable to verify signed date.: Right to Cancel provided in file is cut off and unable to verify signed date.
																						Federal Compliance - Ten percent tolerance was exceeded Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]ue to Recording fees. Sufficient or excess cure was provided in file.: Ten percent tolerance was exceeded Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]ue to Recording fees. Sufficient or excess cure was provided in file.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100768							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100770	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
																					[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Federal Compliance - Evidence of appraisal receipt not provided.: Evidence of appraisal receipt not provided. Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Lender credit of [Redacted] exceeds the tolerance threshold of [Redacted], and no cure was provided to the borrower.: Lender credit of [Redacted] exceeds the tolerance threshold of [Redacted], and no cure was provided to the borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100771	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 38.66672%, QM qualifying DTI: 39.43382%. Data updated and calculated as per the document	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - No evidence that borrower received a copy of appraisal at least 3 business days to closing.: No evidence that borrower received a copy of appraisal at least 3 business days to closing.
Federal Compliance - Individual Loan Originator not licensed to conduct loan origination activities.: Individual Loan Originator not licensed to conduct loan origination activities.
																						Federal Compliance - Loan Originator Organization not licensed to conduct loan origination activities.: Loan Originator Organization not licensed to conduct loan origination activities.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100773							Primary	Refinance Cash-out - Other	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100774	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/28/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular APR Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - Missing evidence that borrower received a copy of appraisal within 3 business days to closing.: Missing evidence that borrower received a copy of appraisal within 3 business days to closing.
Federal Compliance - Missing Employment Dates to verify two years current employment.: Missing Employment Dates to verify two years current employment.
Federal Compliance - Issue date was left blank on Closing Disclosure.  It appears issue date was[Redacted]ue to order of CD's provided.: Issue date was left blank on Closing Disclosure.  It appears issue date was[Redacted]ue to order of CD's provided.
Federal Compliance - Missing evidence of receipt pf Corrected Closing Disclosure issued on [Redacted] three (3) business days prior to closing.: Missing evidence of receipt pf Corrected Closing Disclosure issued on [Redacted] three (3) business days prior to closing.
Federal Compliance - Missing evidence of receipt pf Corrected Closing Disclosure issued on [Redacted] three (3) business days prior to closing.: Missing evidence of receipt pf Corrected Closing Disclosure issued on [Redacted] three (3) business days prior to closing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular APR Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100775	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Missing Charm Booklet missing from the file.: Missing Charm Booklet missing from the file.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100776							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Federal Compliance - Lender Credits was last disclosed as -[Redacted] on Loan Estimate but disclosed as -[Redacted] on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.: Lender Credits was last disclosed as -[Redacted] on Loan Estimate but disclosed as -[Redacted] on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100779	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower.	Document Error - CD issued on [Redacted] was ( received/signed) by borrower on [Redacted].: CD issued on [Redacted] was ( received/signed) by borrower on [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
																						Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100781	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.	Federal Compliance - Final Closing Disclosure reflecting inaccurate Finance Charge on page 5 that does not match the actual Finance Charge of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold: Final Closing Disclosure reflecting inaccurate Finance Charge on page 5 that does not match the actual Finance Charge of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold
																						Federal Compliance - Final Closing Disclosure reflecting inaccurate Total of Payments on page 5 that does not match the actual total of payments of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.: Final Closing Disclosure reflecting inaccurate Total of Payments on page 5 that does not match the actual total of payments of [Redacted] is under disclosed by [Redacted] compared to the calculated total of payments of [Redacted] which exceeds the [Redacted] threshold.		Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100782	Primary	Purchase	Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] General - Missing Document: HUD/CD (Asset) not provided	Closing Disclosure or Note document is not available in file for Bridge loan $[Redacted] on Borrower's property as "[Redacted]". Closing Disclosure or Note document is not available in file for Bridge loan $[Redacted] on Borrower's property as "[Redacted]".	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT [Redacted]: Agree that terms of HELOC were not provided. Borrower had sufficient assets to close documented. Estimated payment for HELOC was included in ratios.
REVIEWER - GENERAL COMMENT [Redacted]: Please provide HELOC agreeme[Redacted] D-1 to verify payments and assets.
SELLER - GENERAL COMMENT [Redacted]: HELOC for bridge funds was an internal transaction with lender, see letter for proof of payment
REVIEWER - GENERAL COMMENT [Redacted]: Please provide HELOC agreeme[Redacted] D-1 to verify payments and assets.
															REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100783							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100784							Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Guideline Issue - Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts.: -		SELLER - GENERAL COMMENT [Redacted]: Transcripts waived for this loan. DTI <25, 788 score. REVIEWER - GENERAL COMMENT [Redacted]: Client to review seller comment. Per seller - Transcripts waived for this loan. DTI <25, 788 score.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. [2] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. (Fin[Redacted]XXXX).: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. (Fin[Redacted]XXXX).		Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100785							Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI difference due to monthly liability expenses [Redacted] is less than the total monthly expenses [Redacted] used at approval.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt.: Appraisal report dated[Redacted] missing evidence of receipt.					-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100786							Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Guideline Issue - Guidelines require two years of Tax Transcripts (1040) when 1040 personal tax returns were used to qualify. File contains fewer than two 1040 transcripts.: -		SELLER - GENERAL COMMENT [Redacted]: Transcripts were waived. 799 credit, >48 months liquid reserves. Strong loan, recommend approval. REVIEWER - GENERAL COMMENT [Redacted]: Client to review seller comment. Per seller - Transcripts were waived. 799 credit, >48 months liquid reserves. Strong loan, recommend approval. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.			Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100787	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Final Closing Disclosure provided on [Redacted] reflects an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] reflects an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100790							Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100791							Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100792							Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100793							Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - No evidence of appraisal being sent to borrower 3 days prior to closing.: No evidence of appraisal being sent to borrower 3 days prior to closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100794							Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100795							Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100796							Primary	Purchase	Safe Harbor QM (43-Q)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.		Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100797							Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	Federal Compliance - Verification of appraisal was delivered to borrower not provided in file.: Verification of appraisal was delivered to borrower not provided in file. Federal Compliance - Most recent tax return missing in file: Most recent tax return missing in file					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100798							Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: -		SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, proof of e consent is not available REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100799							Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Federal Compliance - Appraisal report dated[Redacted] missing evidence of receipt.: Appraisal report dated[Redacted] missing evidence of receipt.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100800							Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - The application date is [Redacted] and the disclosure was provided [Redacted].: The application date is [Redacted] and the disclosure was provided [Redacted].		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100804							Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - Only appraisal notice in file dated prior to final report date.: Only appraisal notice in file dated prior to final report date.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100805	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Closing Disclosure is required to be provided to borrower within 3 business days of closing: Closing Disclosure is required to be provided to borrower within 3 business days of closing
																						Federal Compliance - New Exception generated. Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]XXXX): New Exception generated. Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]XXXX)		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100806	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	Missing Appraisal. A complete appraisal report was not provided, only single page. Approval was not provided. Flood certificate was not provided. Final 1003 was not provided.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- appraisal not available
REVIEWER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- appraisal not available
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- final approval not available
REVIEWER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- final approval not available
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- flood cert not available
REVIEWER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- flood cert not available
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- final 1003 not available
REVIEWER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree- final 1003 not available	1	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - [Redacted] Equity Unable To Determine: Unable to Determine [Redacted] 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6).
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.	Federal Compliance - HUD-1 is missing in the file.: HUD-1 is missing in the file.
State Compliance - [Redacted] 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6).: [Redacted] 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6).
Federal Compliance - ARM loan program disclosure was not provided to the borrower within three (3) days of application.: ARM loan program disclosure was not provided to the borrower within three (3) days of application.
Federal Compliance - Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, was not provided to the borrower within three (3) days of application.: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, was not provided to the borrower within three (3) days of application.
Federal Compliance - Final HUD was not provided.: Final HUD was not provided.
Federal Compliance - Final HUD was not provided to compare and validate with GFE..: Final HUD was not provided to compare and validate with GFE..
Federal Compliance - Final HUD was not provided to compare and validate with GFE..: Final HUD was not provided to compare and validate with GFE..
Federal Compliance - Final HUD was not provided to compare and validate with GFE..: Final HUD was not provided to compare and validate with GFE..
Federal Compliance - Final HUD was not provided to compare and validate with GFE..: Final HUD was not provided to compare and validate with GFE..
Federal Compliance - List of Homeownership Counseling Organization disclosure was not provided.: List of Homeownership Counseling Organization disclosure was not provided.
Federal Compliance - Creditor did not provide Servicing Disclosure Statement.: Creditor did not provide Servicing Disclosure Statement.
Federal Compliance - Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
Federal Compliance - Notice of Right to Cancel was not provided.: Notice of Right to Cancel was not provided.
Federal Compliance - Final HUD was not provided to compare and validate.: Final HUD was not provided to compare and validate.
Federal Compliance - Final HUD was not provided to compare and validate.: Final HUD was not provided to compare and validate.
Federal Compliance - Final HUD was not provided to compare and validate.: Final HUD was not provided to compare and validate.
Federal Compliance - Final HUD was not provided to compare and validate.: Final HUD was not provided to compare and validate.
Federal Compliance - Final HUD was not provided to compare and validate.: Final HUD was not provided to compare and validate.	SELLER - GENERAL COMMENT [Redacted]: HUD REVIEWER - GENERAL COMMENT [Redacted]: HUD provided is dated 1 year prior to the Note date and appears to be from the pur[Redacted] of the property.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	State - NC	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
2026-HYB1-100810	Primary	Purchase	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	DTI discrepancy due to ARM payments.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011): The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application: ARM loan program disclosure not provided to the borrower within three (3) days of application
Federal Compliance - Missing "Right to Receive Copy of Appraisal" disclosure within 3 days of [Redacted] application date.: Missing "Right to Receive Copy of Appraisal" disclosure within 3 days of [Redacted] application date.
																						Federal Compliance - The fully-indexed rate on the Final TIL 3.125% does not match the fully-indexed rate for the loan 3.00%: The fully-indexed rate on the Final TIL 3.125% does not match the fully-indexed rate for the loan 3.00%		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability. Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100811	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ** EFFECTIVE DATE[Redacted] copy emailed to client ** please override: ** EFFECTIVE DATE[Redacted] copy emailed to client ** please override
Federal Compliance - The loan originator license was issued after application date.: The loan originator license was issued after application date.
Federal Compliance - Creditor did not provide HUD Settlement Cost Booklet.: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - Creditor did not provide Servicing Disclosure Statement.: Creditor did not provide Servicing Disclosure Statement.
Federal Compliance - Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100812	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Consumer Handbook was not provided in the file.: Consumer Handbook was not provided in the file.
Federal Compliance - Missing co-borrowers consistent two years employment history.: Missing co-borrowers consistent two years employment history.
Federal Compliance - Missing borrower two years consistent employment history.: Missing borrower two years consistent employment history.
Federal Compliance - Only Good Faith Estimate dated [Redacted] loan amount of [Redacted] does not match the Note loan amount of [Redacted].: Only Good Faith Estimate dated [Redacted] loan amount of [Redacted] does not match the Note loan amount of [Redacted].
Federal Compliance - HUD Settlement Cost Booklet was not provided in the file.: HUD Settlement Cost Booklet was not provided in the file.
Federal Compliance - Right to Receive a Copy appraisal disclosure was not provided in the file.: Right to Receive a Copy appraisal disclosure was not provided in the file.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100814							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.			Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100815	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] State Compliance - [Redacted] 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: [Redacted] Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for [Redacted] Equity 50(a)(6). Potential contractual issue
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose Index.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose Index.: Final Closing Disclosure provided on [Redacted] did not disclose Index.
Federal Compliance - Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Final Closing Disclosure provided on[Redacted] did not disclose a reason for not having an escrow account on page 4.: Final Closing Disclosure provided on[Redacted] did not disclose a reason for not having an escrow account on page 4.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Potential contractual issue

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100816	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	Missing electronic consent.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: proof of E consent not provided	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Fee increased on [Redacted] Closing Disclosure with no valid change evident.: Fee increased on [Redacted] Closing Disclosure with no valid change evident. Federal Compliance - Fee increased on [Redacted] Loan Estimate with no valid change evident.: Fee increased on [Redacted] Loan Estimate with no valid change evident.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100820							Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	Missing electronic consent.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, proof of e consent is not available	1				2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Provided date [Redacted]. Application date [Redacted].: Provided date [Redacted]. Application date [Redacted]. Federal Compliance - Title- Notary fee was added on closing disclosure issued [Redacted], no change of circumstance nor cure was provided.: Title- Notary fee was added on closing disclosure issued [Redacted], no change of circumstance nor cure was provided.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100822	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: [Redacted] HB1399 - No evidence of required counseling disclosure language per [Redacted] HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): [Redacted] Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold.  Disclosed Amount Financed on page 5 is also blank or inaccurate.  Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [Redacted]).
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	State Compliance - No evidence of required counseling disclosure language per [Redacted] HB 1399.: No evidence of required counseling disclosure language per [Redacted] HB 1399. State Compliance - Borrower did not receive disclosure on responsibility for payment of taxes and insurance.: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. Federal Compliance - Disclosed Finance charge of [Redacted], Calculated finance charge of [Redacted] Variances $35: Disclosed Finance charge of [Redacted], Calculated finance charge of [Redacted] Variances $35	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability. State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear. Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100823	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	AUS missing. DTI is excessive due to the rental cash flow calculation considered by the lender on the properties listed in the REO.	SELLER - GENERAL COMMENT [Redacted]: Agree with DTI. Compensating factors: 807 score, 32 years on job, liquid reserves of >48 months. Recommend approval. SELLER - GENERAL COMMENT [Redacted]: Agree with DTI. Compensating factors: 807 score, 32 years on job, liquid reserves of >48 months. Recommend approval REVIEWER - GENERAL COMMENT [Redacted]: [Redacted] to review.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Verification of the borrower's receipt of the appraisal was missing from the file.: Verification of the borrower's receipt of the appraisal was missing from the file.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - 0% tolerance was exceeded by [Redacted] due to Increase of Credit Report Fee. No valid COC provided, nor evidence of cure in file: 0% tolerance was exceeded by [Redacted] due to Increase of Credit Report Fee. No valid COC provided, nor evidence of cure in file	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100824	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Verification of the borrower's receipt of the appraisal was missing from the file.: Verification of the borrower's receipt of the appraisal was missing from the file.
Federal Compliance - TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note. (Fin[Redacted]XXXX): TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note. (Fin[Redacted]XXXX)
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].
Federal Compliance - Fee increased on [Redacted] Loan Estimate with no valid change evident.: Fee increased on [Redacted] Loan Estimate with no valid change evident.
Federal Compliance - Fee increased on [Redacted] Loan Estimate with no valid change evident.: Fee increased on [Redacted] Loan Estimate with no valid change evident.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100825	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - REO Documents are missing.: -	The file is missing the mortgage statement PITIA documentation for [Redacted]	SELLER - GENERAL COMMENT [Redacted]: First page of appraisal provided to verify tax and HOA. if faxes are not escrowed in mtg payment, an additional [Redacted] would be added to negative cash flow, which does not materially impact the qualifying ratio
REVIEWER - GENERAL COMMENT [Redacted]: Required is mortgage statement PITIA documentation for [Redacted] . Appraisal is for the subject property.
SELLER - GENERAL COMMENT [Redacted]: appraisal for [Redacted]  property
REVIEWER - GENERAL COMMENT [Redacted]: Received payment book, appraisal reflecting tax and HOA amount, did not receive any documentation indicating if there was HOI.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Statement
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree that proof of hazard for [Redacted]  is not provided. Property is a condo with monthly HOA of [Redacted] .Calculated DTI is 30%; addition of hazard policy for condo would not have significant impact on ratios.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100827	Primary	Purchase	Safe Harbor QM	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date ___; Disbursement Date: ___; Note Date: ___; Transaction Date: ___	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree REVIEWER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] did not disclose the escrow payment for payment stream 1.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Evidence of appraisal receipt not provided.: Evidence of appraisal receipt not provided.
Federal Compliance - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required Broker Contact Information: Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required Broker Contact Information
Federal Compliance - Closing Discloure issued [Redacted] listed  no escrowed insurance.: Closing Discloure issued [Redacted] listed  no escrowed insurance.
Federal Compliance - Lender used current taxes, however upon sale in CA taxes are re-assessed.  1.25% of sales price was used due to lack of evidence of current millage rate or updated tax estimate in file.: Lender used current taxes, however upon sale in CA taxes are re-assessed.  1.25% of sales price was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - : Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: : Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing.: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing.
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100830	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM loan program disclosure not provided to the borrower within three (3) days of application.: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure not provided.: CHARM Booklet Disclosure not provided.
Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - The final Closing Disclosure did not include the required lender contact information.: The final Closing Disclosure did not include the required lender contact information.
Federal Compliance - No seller paid fees were disclosed on buyer's Closing Disclosure and seller's Closing Disclosure was not provided.: No seller paid fees were disclosed on buyer's Closing Disclosure and seller's Closing Disclosure was not provided.
Federal Compliance - No CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.: No CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - Title fees are in section C, however Settlement Service Provider List was not provided to verify provider used was not on list.: Title fees are in section C, however Settlement Service Provider List was not provided to verify provider used was not on list.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100832	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SELLER - GENERAL COMMENT [Redacted]: Dwelling coverage of [Redacted] +[Redacted] = [Redacted], which exceeds the loan amount.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted]  uses FannieMae's definition of acceptable coverage. [Redacted] guidelines requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  With the extended coverage there is a shortfall of [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Hazard met [Redacted]  guidelines but did not meet FNMA guidelines.
REVIEWER - GENERAL COMMENT [Redacted]: Buyer to review	1	2	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): [Redacted] HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE
Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the required Lender Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required Lender Contact Information
Federal Compliance - The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.: The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.
Federal Compliance - Loan Estimate not provided: Loan Estimate not provided	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100833	Primary	Purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: Divorce Decree / Child Support not provided	Alimony expense reflected on Final 1003 however, missing verification of monthly Alimony payment in the file. Alimony expense reflected on Final 1003 however, missing verification of monthly Alimony payment in the file.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, verification of alimony expense used to qualify was not provided. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Missing evidence of receipt of Initial Closing Disclosure three (3) business days prior to closing.: Missing evidence of receipt of Initial Closing Disclosure three (3) business days prior to closing.
Federal Compliance - Credit report fee increased on [Redacted] without a valid change in circumstance. Cure was not provided at closing.: Credit report fee increased on [Redacted] without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - Second Appraisal Fee added on [Redacted] without a valid change in circumstance. Cure was not provided at closing.: Second Appraisal Fee added on [Redacted] without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - Appraisal Fee increased on [Redacted] without a valid change in circumstance. Cure was not provided at closing.: Appraisal Fee increased on [Redacted] without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - Loan Discount Points added on[Redacted]ithout a valid change in circumstance. Cure was not provided at closing.: Loan Discount Points added on[Redacted]ithout a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100834							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Cure amount not provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.: Cure amount not provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted] [Redacted] 89.50 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100835	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by [Redacted] based on insurable value; there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT [Redacted]: Agree that policy at closing was not sufficient, but current coverage is sufficient. REVIEWER - GENERAL COMMENT [Redacted]: DD can only use the insurance coverage at the time of closing. Post closing coverage would not be able to be utilized. SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree that insurance at the time of closing was not sufficient. Current policy includes sufficient coverage.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
																					[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Federal Compliance - Final Closing Disclosure provided on [Redacted] did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] did not disclose the frequency of adjustments. Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].		Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100837							Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___ QM qualifying DTI: ___	Investor's qualifying DTI: 35.28542%. QM qualifying DTI: 36.97792%. Variance is within tolerance.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.						-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100839							Primary	Purchase	Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: -	E-sign Consent Agreement is missing.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: E consent not provided REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive	1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100840	Primary	Purchase	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: - [2] Asset Documentation - Asset documentation requirements not met. [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: -	Account Months Verified is less than 2 months, please provide 2 months bank statement for review for Liberty Mutual Account Months Verified is less than 2 months, please provide 2 months bank statement for review.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: E consent not provided
REVIEWER - GENERAL COMMENT [Redacted]: Seller requests buyer review: E consent not provided
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT [Redacted]: April
SELLER - GENERAL COMMENT [Redacted]: May
SELLER - GENERAL COMMENT [Redacted]: June
REVIEWER - GENERAL COMMENT [Redacted]: The account being address is the [Redacted]  Account.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree that vested interest in retirement account listed on final 1003. Other assets verified were sufficient for cash to close and required reserves.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	Federal Compliance - Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.
Federal Compliance - Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
Federal Compliance - Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.: Adjustable-Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX): Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]XXXX): Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]018): Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]XXXX)
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.
Federal Compliance - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
Federal Compliance - TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100843	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
																						Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]Redacted] over legal limit. Insufficient or no cure was provided to the borrower.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100844							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100845							Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - No initial Closing Disclosures in file.: No initial Closing Disclosures in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100849	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SELLER - GENERAL COMMENT [Redacted]: Policy covers [Redacted] with 25% additional coverage, total coverage [Redacted] which is sufficient
REVIEWER - GENERAL COMMENT [Redacted]: Policy coverage Coverage required is [Redacted] dacted]  with [Redacted] dacted] +25%coverage is [Redacted] dacted] , Shortage is [Redacted] dacted]
SELLER - GENERAL COMMENT [Redacted]: Loan amount is [Redacted] dacted] . [Redacted]  states replacement cost is [Redacted] dacted] . Loan amount is the higher of the two, and the current coverage of [Redacted] dacted]  covers the loan amount.
REVIEWER - GENERAL COMMENT [Redacted]: HOI coverage is insufficient by [Redacted] dacted] overage must be at least the lessor of the Cost new from the appraisal or the loan amount.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive	1	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - [Redacted] Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: [Redacted] Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - CHARM Booklet Disclosure not found in the file: CHARM Booklet Disclosure not found in the file
State Compliance - Tangible Net Benefit Worksheet was not found in the file: Tangible Net Benefit Worksheet was not found in the file
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing. (7520): Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing. (7520)	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - [Redacted] Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the [Redacted] unfair and deceptive acts and practices statute.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100850	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] State Compliance - [Redacted] Mortgage Lender and Broker Regulation (Ability to Repay not Verified): [Redacted] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	State Compliance - ATR is firing due to borrower recent divorce does not reflect previous 2 year history of Alimony on child support. Both children are under 15 to date and will have 3 year continuance of child support.: ATR is firing due to borrower recent divorce does not reflect previous 2 year history of Alimony on child support. Both children are under 15 to date and will have 3 year continuance of child support.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
																						Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.		Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100851	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	Missing electronic consent.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: E consent document is not available	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - ARM disclosure provided on [Redacted] was not within 3 days of application of [Redacted].: ARM disclosure provided on [Redacted] was not within 3 days of application of [Redacted]. Federal Compliance - CHARM Booklet provided on [Redacted] was not within 3 days of application of [Redacted].: CHARM Booklet provided on [Redacted] was not within 3 days of application of [Redacted].	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100852	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to three (3) business days from transaction date of [Redacted].
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100853	Primary	Purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - REO Documents are missing.: -	HOA Verification, Insurance Verification, Tax Verification is missing in this file for [Redacted] HOA Verification, Insurance Verification, Tax Verification is missing in this file.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT [Redacted]: Tax bill provided. Hazard and HOA not available, but with DTI of 23% would not materially impact ratio.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: HOA Verification, Insurance Verification, Tax Verification
REVIEWER - GENERAL COMMENT [Redacted]: Supporting documentation to verifiy HOA and tax expense is required.
SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Tax bill provided. Hazard and HOA not available, but with DTI of 23% would not materially impact ratio.805 score, 54 LTV.
REVIEWER - WAIVED COMMENT [Redacted]: Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
																					[2] State Compliance - [Redacted] Mortgage Lender and Broker Regulation (Ability to Repay not Verified): [Redacted] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100854							Second Home	Purchase	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	Missing electronic consent.	SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Agree, proof of e consent not provided	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Verification of the borrower's receipt of the appraisal was missing from the file.: Verification of the borrower's receipt of the appraisal was missing from the file. Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100855	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: [Redacted] HB1399 - No evidence of required counseling disclosure language per [Redacted] HB 1399.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Appraisal report dated [Redacted] is missing evidence of receipt.: Appraisal report dated [Redacted] is missing evidence of receipt.
Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments
Federal Compliance - Appraisal Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Appraisal Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100857	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: -	SELLER - GENERAL COMMENT [Redacted]: e consent SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Proof of e consent not available REVIEWER - GENERAL COMMENT [Redacted]: Seller requests buyer review: Proof of e consent not available	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): [Redacted] HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE.: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE. Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt. Federal Compliance - Closing Disclosure signed and dated [Redacted], same as Note date.: Closing Disclosure signed and dated [Redacted], same as Note date. Federal Compliance - No Loan Estimates provided.: No Loan Estimates provided.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
	2026-HYB1-100858							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100860	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of [Redacted] used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - No Closing Disclosure provided.: No Closing Disclosure provided.
Federal Compliance - Initial escrow account statement was not provided to the borrower.: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Closing Disclosure Status Test: High Cost or Anti-Predatory Lending Testing impact, therefore no SOL considerations.
For TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
2026-HYB1-100861	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																					[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted].: CHARM Booklet provided [Redacted] was not within 3 days of application [Redacted]. Federal Compliance - Closing Disclosure not provided to Borrower at least three business days prior to closing.: Closing Disclosure not provided to Borrower at least three business days prior to closing.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100868	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100869	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___ [2] Application / Processing - Missing Document: Approval not provided	Provide approval removing bonus income for qualification as stated in exception.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive	1	2	[2] State Compliance - [Redacted] Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: [Redacted] Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	State Compliance - [Redacted] Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the [Redacted] unfair and deceptive acts and practices statute.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100870	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: -	E-sign agreement is missing in the file	SELLER - GENERAL COMMENT [Redacted]: disclosure tracking shows econsent received and signed REVIEWER - GENERAL COMMENT [Redacted]: Loan file still missing the e-sign agreement document where borrower provided consent. SELLER - GENERAL COMMENT [Redacted]: Seller requests buyer review: E consent was provided on [Redacted] according to disclosure tracking in file. REVIEWER - WAIVED COMMENT [Redacted]: Client elects to waive	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100873	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [Redacted] is under disclosed by [Redacted] compared to the calculated Finance Charge of [Redacted] which exceeds the [Redacted] threshold. Disclosed Amount Financed on page 5 is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [Redacted]).
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted].  [Redacted] over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure disclosed a finance charge of [Redacted]; calculated finance charge is [Redacted], which is a difference of [Redacted] for the subject purchase transaction.: Final Closing Disclosure disclosed a finance charge of [Redacted]; calculated finance charge is [Redacted], which is a difference of [Redacted] for the subject purchase transaction.
Federal Compliance - 10% fee violation due to an increase in the Title - Settlement / Closing/ Escrow fee; Title - Lender's Title Insurance; Recording fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: 10% fee violation due to an increase in the Title - Settlement / Closing/ Escrow fee; Title - Lender's Title Insurance; Recording fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
																						Federal Compliance - Appraisal Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.: Appraisal Fee was last disclosed as [Redacted] on the Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [Redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure Finance Charge Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100874							Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100876							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100877							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] with Note date of [Redacted] missing evidence of waiver.: Appraisal report dated [Redacted] with Note date of [Redacted] missing evidence of waiver.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100878							Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100879							Primary	Refinance Cash-out - Other	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100882	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  Sufficient or excess cure was provided to the borrower at Closing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Document Error - Closing Disclosure issued on [Redacted] was signed by borrower on [Redacted].: Closing Disclosure issued on [Redacted] was signed by borrower on [Redacted]. Federal Compliance - The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100884							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100886	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
																						Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100887							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are underdisclosed.	Federal Compliance - The final CD dated [Redacted] non-escrowed property cost is blank on page 4. However, based on appraisal HOA [Redacted] per year.: The final CD dated [Redacted] non-escrowed property cost is blank on page 4. However, based on appraisal HOA [Redacted] per year.		Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100888							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100889							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100890							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] missing evidence of receipt.: Appraisal report dated [Redacted] missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100891							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100892							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100893	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.
																						Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient cure was provided to the borrower at Closing.: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100894							Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
	2026-HYB1-100895							Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___			1				2	[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.		Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100896							Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100897	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Closing disclosure issued [Redacted] page 1 - Loan Terms indicates maximum payment is [Redacted], however page 1 - Projected Payments maximum payment is [Redacted].: Closing disclosure issued [Redacted] page 1 - Loan Terms indicates maximum payment is [Redacted], however page 1 - Projected Payments maximum payment is [Redacted].
Federal Compliance - Payment stream 3 maximum of [Redacted] on CD however calculated is [Redacted].: Payment stream 3 maximum of [Redacted] on CD however calculated is [Redacted].
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
Federal Compliance - Payment stream 2 maximum of [Redacted] on CD however calculated is [Redacted].: Payment stream 2 maximum of [Redacted] on CD however calculated is [Redacted].
Federal Compliance - Credit Report Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, However evidence of cure in file in the amount of [Redacted] ": Credit Report Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, However evidence of cure in file in the amount of [Redacted] "	REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B